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[PICTURE OF 2
PEOPLE TALKING]





                       [PICTURE OF 3 PEOPLE]








                 Semi-Annual Report

                                          NATIONWIDE FAMILY OF FUNDS
                                                                   2000



          [PICTURE OF GLOBE IN BACKGROUND]




[Nationwide Logo] NATIONWIDE(R)
                 Family of Funds                                APRIL 30, 2000

                              [PICTURE OF GYROSCOPE]

MESSAGE

   To Shareholders APRIL 30, 2000

   At fiscal year-end 1999, we introduced you to Villanova Capital, the new asset management arm of Nationwide Financial. At that time, our theme was that of future growth--in our investment management capabilities, in our product offerings, and in the tools that we provide to our investors and their advisors. Today, just six months later, we have taken several giant steps toward achieving that growth.

- In March 2000, Nationwide agreed to acquire Gartmore Investment Management, plc, a London-based investment management services company with more than $85 billion in assets under management (as of March 31, 2000). Villanova Capital will work in partnership with Gartmore to bring international investment capabilities to our U.S. clients.

- Over the past six months, we have successfully expanded Villanova Capital's investment capabilities in the U.S. with the hiring of several key portfolio managers, the introduction of new investment offerings, and, where appropriate, the realignment of portfolio management responsibilities.

   Each step reflects Villanova Capital's firm commitment to providing investors with a broad range of innovative, high-value products managed by seasoned investment professionals.

EXPANDED INVESTMENT
MANAGEMENT CAPABILITIES

   We start the second half of our fiscal year with significantly expanded investment capabilities. Since December 1999, Villanova has hired three highly regarded portfolio managers: Christopher Baggini, former manager of the ARK Capital Growth Fund; Curtiss Barrows, former co-manager of the Morgan Grenfell High-Yield Bond Fund; and Aaron Harris, former lead manager of the Nicholas-Applegate Global Technology Fund.

   In addition, Villanova formed a strategic venture in January 2000 with NorthPointe Capital, a management firm specializing in small-cap value investments. NorthPointe portfolio managers Jeffrey Petherick and Mary Champagne were formerly with Loomis, Sayles & Company.

   This new managerial talent, combined with our stable value team at Morley Financial Services (a wholly owned subsidiary of Villanova) and well-respected "veterans" like the Nationwide Fund's Chuck Bath, have broadened our investment capabilities and enabled Villanova to introduce new funds to the Nationwide Family.

NEW INVESTMENT OFFERINGS

   The Nationwide Family of Funds now features five new mutual fund investments, including the NATIONWIDE VALUE OPPORTUNITIES FUND, a small-cap value equity fund managed by NorthPointe Capital; the NATIONWIDE HIGH YIELD BOND FUND, managed by Curtiss Barrows; and the MORLEY ENHANCED INCOME FUND, a short-term fixed income fund managed by Morley Financial Services. In addition, two index funds are available: the NATIONWIDE S&P 500 INDEX FUND and the NATIONWIDE INTERNATIONAL INDEX FUND.


   We will continue to expand our U.S.-based investment capabilities and product offerings in the months ahead. In addition, Villanova's partnership with U.K.-based Gartmore will help provide the foundation we need to develop a robust international product line.

CHANGES IN PORTFOLIO MANAGEMENT

   As we build added momentum in our investment management capabilities, we continually evaluate how to match manager skills and expertise with existing product offerings. Villanova Capital recently announced two portfolio management changes:

- Chris Baggini, who is fully dedicated to managing Villanova's large-cap growth portfolios, was named manager of the NATIONWIDE GROWTH FUND, effective in March 2000.

- Aaron Harris, who leads Villanova's development of investment capabilities in the technology sector, was appointed manager of the NATIONWIDE MID CAP GROWTH FUNd, effective in April 2000.

   These changes are designed to best align our products with the strengths of individual members of our portfolio management team. At the same time, we will continue to emphasize the importance of staying true to each fund's stated objective and strategy and delivering what we promise to investors.

THE PERIOD IN REVIEW

   The Nationwide Family of Funds posted a mixed performance for the period November 1999 through April 2000. The six-month period included two divergent phases for the stock market--one marked by the continued strength in the technology sector, the other by a rotation into value stocks.

   Certain funds in the Nationwide Family were negatively impacted by underweighted positions in technology stocks, which performed remarkably well in the latter part of 1999 and the first few months of 2000. Because of the lofty valuations in certain segments of the technology sector, the Nationwide Fund, for example, avoided many of these issues, instead focusing on less-speculative stocks. In fact, investors did begin to rotate back into more reasonably priced securities in March and April, which helped the Nationwide Fund's performance. The dramatic outperformance of technology stocks earlier in the period, however, was difficult to overcome.

   The unmanaged Standard & Poor's 500 Index, a barometer of large, predominantly U.S.-based companies, rose 7.2% during the period, while the unmanaged Russell Midcap Growth Index improved 41.6%.

   In the bond market, the U.S. Treasury made news early in the year by announcing its intention to repurchase a substantial amount of debt held by the public. The Federal Reserve continued in its effort to slow the U.S. economy, raising short-term rates three times from November through April. The economy continued to show strength through this period, and it remains a possibility that the Fed will lift rates further this year.

   Corporate bonds performed poorly during the six-month period, negatively impacting the Nationwide Bond Fund. In the same vein, the weak showing of government agency notes and mortgage- backed securities hurt the performance of the Nationwide Intermediate-Term U.S. Government Bond Fund. The outlook for fixed-income funds should improve, though, when the Fed finally ends its campaign of raising rates.

THE PERIOD AHEAD

   As we look ahead to the second half of the fiscal year, we realize that the markets' recent roller-coaster ride has shaken many investors who, for more than a decade, enjoyed a fairly comfortable rise. Now more than ever, investors--and those who serve them--need to feel comfortable that the firm to which they entrust their assets has a clear vision, a solid long-term plan, and the determination to follow both.

   We are committed to continuing to help our shareholders achieve their goals through a broad array of investment offerings and high-quality services, backed by the professionalism they have come to expect from Villanova Capital.



/s/ Paul J. Hondros

Paul J. Hondros
President
Chief Executive Officer
Villanova Capital


CONTENTS

---                          ---                       ---
 1 Message to                21 Long-Term U.S.         35 Statements of Changes
   Shareholders                 Government Bond Fund      in Net Assets

---                          ---                       ---
 2 Fund Highlights           23 Intermediate U.S.      39 Financial Highlights
                                Government Bond Fund
---                                                    ---
 7 Mid Cap Growth Fund       ---                       47 Notes to Financial
                             25 Money Market Fund         Statements
---
 8 Growth Fund

                             ---                       ---
---                          29 Statements of Assets   57 Trustees and
10 Nationwide Fund              and Liabilities           Officers

---                          ---
13 Bond Fund                 32 Statements of
                                Operations
---
16 Tax-Free Income Fund

                                             [PICTURE OF CHESS PIECES]

                                                [PICTURE OF SMALL AREA
NATIONWIDE(R) STOCK FUND HIGHLIGHTS              ON U.S. CURRENCY]
--------------------------------------------------------------------------------

   MID CAP GROWTH FUND
     [GRAPH]


   FUND PERFORMANCE - CLASS D SHARES                      TOP FIVE HOLDINGS
   $10,000 Lump Sum Investment                            (Composition Subject to Change)

               Value of                 Value of
               initial                 reinvested         AS OF APRIL 30, 2000                    VALUE        PORTFOLIO%
              investment              distributions       -------------------------------------------------------------------
   1990       $ 9,550                  $   450            Bookham Technology PLC                 $623,999         3.14%
   1991        10,541                      625            -----------------------------------------------------------------
   1992        12,190                      936            Advanced Micro Devices, Inc.           $570,374         2.87%
   1993        12,926                    1,173            -----------------------------------------------------------------
   1994        13,760                    1,322            GlobeSpan, Inc.                        $570,000         2.87%
   1995        15,910                    1,732            -----------------------------------------------------------------
   1996        18,285                    4,310            Altera Corp.                           $511,250         2.58%
   1997        18,511                    5,541            -----------------------------------------------------------------
   1998        21,661                   12,994            Corning Inc.                           $493,749         2.49%
   1999        19,119                   15,287            -----------------------------------------------------------------
   2000        22,368                   20,820




   THE VALUE OF A LONG-TERM INVESTMENT IN THE MID CAP GROWTH FUND IS ILLUSTRATED IN THE CHART ABOVE. OVER A 10-YEAR PERIOD ENDED APRIL 30, 2000, A NET INVESTMENT OF $10,000 (A GROSS INVESTMENT OF $10,450) WOULD HAVE EARNED AN AVERAGE ANNUAL COMPOUND TOTAL RETURN OF 15.75% (INCLUDING THE MAXIMUM SALES CHARGE OF 4.50%). THE CHART ABOVE ILLUSTRATES THE GROWTH OF THIS INVESTMENT TO $43,188. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

   GROWTH FUND
     [GRAPH]

   FUND PERFORMANCE - CLASS D SHARES                      TOP FIVE HOLDINGS
   $10,000 Lump Sum Investment                            (Composition Subject to Change)

               Value of                 Value of
               initial                 reinvested         AS OF APRIL 30, 2000                    VALUE           PORTFOLIO%
              investment              distributions       -----------------------------------------------------------------
   1990       $ 9,550                  $   450            Nokia Corp.                           $51,187,499         5.14%
   1991         9,915                    1,077            -----------------------------------------------------------------
   1992        11,700                    1,678            Intel Corp.                           $44,384,374         4.45%
   1993        11,825                    2,230            -----------------------------------------------------------------
   1994        12,386                    2,881            Warner-Lambert Co.                    $42,679,688         4.28%
   1995        13,690                    3,857            -----------------------------------------------------------------
   1996        15,028                    6,480            Dell Computer Corp.                   $40,100,000         4.02%
   1997        15,737                    8,610            -----------------------------------------------------------------
   1998        19,671                   15,190            Altera Corp.                          $35,787,499         3.59%
   1999        20,129                   17,531            -----------------------------------------------------------------
   2000        18,482                   21,202

   THE VALUE OF A LONG-TERM INVESTMENT IN THE GROWTH FUND IS ILLUSTRATED IN THE CHART ABOVE. OVER A 10-YEAR PERIOD ENDED APRIL 30, 2000, A NET INVESTMENT OF $10,000 (A GROSS INVESTMENT OF $10,450) WOULD HAVE EARNED AN AVERAGE ANNUAL COMPOUND TOTAL RETURN OF 14.78% (INCLUDING THE MAXIMUM SALES CHARGE OF 4.50%). THE CHART ABOVE ILLUSTRATES THE GROWTH OF THIS INVESTMENT TO $39,684. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


2  N A T I O N W I D E

                                                       [PICTURE OF SMALL AREA
NATIONWIDE(R) STOCK AND BOND FUND HIGHLIGHTS            ON U.S. CURRENCY]
--------------------------------------------------------------------------------

   NATIONWIDE FUND
[GRAPH]

   FUND PERFORMANCE - CLASS D SHARES                     TOP FIVE HOLDINGS
   $10,000 Lump Sum Investment                           (Composition Subject to Change)

             Value of           Value of
             initial           reinvested                AS OF APRIL 30, 2000               VALUE             PORTFOLIO%
            investment        distributions              ----------------------------------------------------------------

   1990     $ 9,550           $   450                    Warner-Lambert Co.              $98,368,143             4.39%
   1991      10,887               724                    ----------------------------------------------------------------
   1992      11,297             1,386                    Quaker Oats Co.                 $84,743,750             3.79%
   1993      11,319             1,996                    ----------------------------------------------------------------
   1994      11,168             2,984                    Wells Fargo Co.                 $74,507,905             3.33%
   1995      11,060             4,458                    ----------------------------------------------------------------
   1996      13,569             6,858                    Mellon Financial Corp.          $73,733,300             3.29%
   1997      15,935             9,964                    ----------------------------------------------------------------
   1998      22,292            16,260                    Black & Decker Corp.            $71,771,244             3.21%
   1999      24,004            20,174                    ----------------------------------------------------------------
   2000      21,703            21,369



   THE VALUE OF A LONG-TERM INVESTMENT IN THE NATIONWIDE FUND IS ILLUSTRATED IN THE CHART ABOVE. OVER A 10-YEAR PERIOD ENDED APRIL 30, 2000, A NET INVESTMENT OF $10,000 (A GROSS INVESTMENT OF $10,450) WOULD HAVE EARNED AN AVERAGE ANNUAL COMPOUND TOTAL RETURN OF 15.72% (INCLUDING THE MAXIMUM SALES CHARGE OF 4.50%). THE CHART ABOVE ILLUSTRATES THE GROWTH OF THIS INVESTMENT TO $43,072. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

   BOND FUND
[GRAPH]

   FUND PERFORMANCE - CLASS D SHARES                     TOP FIVE HOLDINGS
   $10,000 Lump Sum Investment                           (Composition Subject to Change)

            Value               Value of
          of initial           reinvested                AS OF APRIL 30, 2000                        VALUE     PORTFOLIO%
          investment          distributions              ----------------------------------------------------------------

1990      $ 9,550             $   450                    U. S. Treasury Bond, 8.125%, 8/15/19     $15,612,194    13.52%
1991        9,903               1,077                    ----------------------------------------------------------------
1992        9,882               2,002                    U. S. Treasury Bond, 5.50%, 8/15/28      $ 4,546,875    3.94%
1993       10,546               3,289                    ----------------------------------------------------------------
1994        9,689               3,920                    Becton Dickinson & Co., 8.70%, 1/15/25   $ 4,178,519    3.62%
1995        9,464               4,858                    ----------------------------------------------------------------
1996        9,753               6,009                    Quebec (Province of), 11.00%, 6/15/15    $ 4,165,020    3.61%
1997        9,764               7,098                    ----------------------------------------------------------------
1998       10,203               8,538                    English China Clays Del. Inc., 7.375%,
1999       10,139               9,586                     10/1/02                                 $ 3,982,764    3.45%
2000        9,400              10,060                    ----------------------------------------------------------------

   THE VALUE OF A LONG-TERM INVESTMENT IN THE BOND FUND IS ILLUSTRATED IN THE CHART ABOVE. OVER A 10-YEAR PERIOD ENDED APRIL 30, 2000, A NET INVESTMENT OF $10,000 (A GROSS INVESTMENT OF $10,450) WOULD HAVE EARNED AN AVERAGE ANNUAL COMPOUND TOTAL RETURN OF 6.88% (INCLUDING THE MAXIMUM SALES CHARGE OF 4.50%). THE CHART ABOVE ILLUSTRATES THE GROWTH OF THIS INVESTMENT TO $19,460. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                          N A T I O N W I D E  3

                                                         [PICTURE OF SMALL AREA
NATIONWIDE (R) BOND FUND HIGHLIGHTS                       ON U.S. CURRENCY]
--------------------------------------------------------------------------------

   TAX-FREE INCOME FUND
  [GRAPH]

   FUND PERFORMANCE - CLASS D SHARES                     TOP FIVE HOLDINGS (BY STATE)
   $10,000 Lump Sum Investment                           (Composition Subject to Change)

             Value               Value of
           of initial           reinvested               AS OF APRIL 30, 2000               VALUE           PORTFOLIO%
           investment          distributions             ----------------------------------------------------------------

   1990      $ 9,554            $   446                  Texas                           $33,652,625          15.83%
   1991        9,948                646                  ----------------------------------------------------------------
   1992       10,196              1,316                  Alabama                         $17,769,888           8.36%
   1993       10,890              2,201                  ----------------------------------------------------------------
   1994       10,196              2,818                  Illinois                        $17,124,056           8.06%
   1995       10,289              3,561                  ----------------------------------------------------------------
   1996       10,414              4,334                  South Carolina                  $14,550,206           6.84%
   1997       10,507              5,131                  ----------------------------------------------------------------
   1998       10,910              6,112                  North Carolina                  $13,075,163           6.15%
   1999       10,900              7,143                  ----------------------------------------------------------------
   2000       10,124              8,351


   THE VALUE OF A LONG-TERM INVESTMENT IN THE TAX-FREE INCOME FUND IS ILLUSTRATED IN THE CHART ABOVE. OVER A 10-YEAR PERIOD ENDED APRIL 30, 2000, A NET INVESTMENT OF $10,000 (A GROSS INVESTMENT OF $10,450) WOULD HAVE EARNED AN AVERAGE ANNUAL COMPOUND TOTAL RETURN OF 5.85% (INCLUDING THE MAXIMUM SALES CHARGE OF 4.50%). THE CHART ABOVE ILLUSTRATES THE GROWTH OF THIS INVESTMENT TO $17,653. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

   LONG-TERM U.S. GOVERNMENT
   BOND FUND
  [GRAPH]

   FUND PERFORMANCE - CLASS D SHARES                     TOP FIVE HOLDINGS (BY TYPE)
   $10,000 Lump Sum Investment                           (Composition Subject to Change)
             Value              Value of
          of initial           reinvested                AS OF APRIL 30, 2000                    VALUE         PORTFOLIO%
          investment          distributions              ----------------------------------------------------------------

   1990      $ 9,552            $   448                  U.S. Treasury                         $21,233,290        63.99%
   1991       10,126                958                  ----------------------------------------------------------------
   1992       10,398              1,988                  Resolution Funding Corp.              $ 5,524,663        16.65%
   1993       10,846              3,312                  ----------------------------------------------------------------
   1994       10,165              3,907                  Federal National Mortgage Association $ 3,662,307        11.04%
   1995       10,184              4,833                  ----------------------------------------------------------------
   1996       10,369              5,900                  Repurchase Agreement                  $ 1,723,000         5.19%
   1997       10,457              7,003                  ----------------------------------------------------------------
   1998       10,943              8,427                  Federal Home Loan Bank                $ 1,038,023         3.13%
   1999       11,011              9,546                  ----------------------------------------------------------------
   2000       10,369             10,430

   THE VALUE OF A LONG-TERM INVESTMENT IN THE LONG-TERM U.S. GOVERNMENT BOND FUND IS ILLUSTRATED IN THE CHART ABOVE. OVER A 10-YEAR PERIOD ENDED APRIL 30, 2000, A NET INVESTMENT OF $10,000 (A GROSS INVESTMENT OF $10,450) WOULD HAVE EARNED AN AVERAGE ANNUAL COMPOUND TOTAL RETURN OF 7.60% (INCLUDING THE MAXIMUM SALES CHARGE OF 4.50%). THE CHART ABOVE ILLUSTRATES THE GROWTH OF THIS INVESTMENT TO $20,799. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4  N A T I O N W I D E

                                                         [PICTURE OF SMALL AREA
NATIONWIDE(R) BOND AND MONEY MARKET FUND HIGHLIGHTS    OF U.S. CURRENCY]
--------------------------------------------------------------------------------
   INTERMEDIATE U.S. GOVERNMENT
   BOND FUND

[GRAPH]

   FUND PERFORMANCE - CLASS D SHARES                     TOP FIVE HOLDINGS (BY TYPE)
   $10,000 Lump Sum Investment                           (Composition Subject to Change)

            Value              Value of
          of initial          reinvested                 AS OF APRIL 30, 2000                       VALUE     PORTFOLIO%
          investment          distributions              ----------------------------------------------------------------


   2/92     $10,000              $9,551                  U.S. Treasury                            $33,577,822    32.26%
   4/92       9,435               9,302                  ----------------------------------------------------------------
   4/93      10,522               9,627                  Federal Home Loan Mortgage Corp.         $21,163,180    20.33%
   4/94      10,598               9,149                  ----------------------------------------------------------------
   4/95      11,319               9,188                  Federal National Mortgage Association    $17,012,981    16.35%
   4/96      12,229               9,360                  ----------------------------------------------------------------
   4/97      13,113               9,465                  Repurchase Agreement                     $13,830,000    13.29%
   4/98      14,449               9,856                  ----------------------------------------------------------------
   4/99      15,268               9,761                  Federal Home Loan Bank                   $11,564,560    11.11%
   4/00      15,421               9,302                  ----------------------------------------------------------------


   THE VALUE OF A LONG-TERM INVESTMENT IN THE INTERMEDIATE U.S. GOVERNMENT BOND FUND IS ILLUSTRATED IN THE CHART ABOVE. A NET INVESTMENT OF $10,000 (A GROSS INVESTMENT OF $10,450) MADE ON 02/10/92 (THE FUND'S INCEPTION DATE) WOULD HAVE EARNED AN AVERAGE ANNUAL COMPOUND TOTAL RETURN OF 5.41% (INCLUDING THE MAXIMUM SALES CHARGE OF 4.50%). THE CHART ABOVE ILLUSTRATES THE GROWTH OF THIS INVESTMENT TO $15,421. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

   MONEY MARKET FUND

[GRAPH]

   FUND PERFORMANCE - PRIME SHARES                       TOP FIVE HOLDINGS (BY ISSUER)
   30-Day Yield Trend                                    (Composition Subject to Change)

                              Money Market               AS OF APRIL 30, 2000               VALUE        PORTFOLIO%
              CPI             Fund yields                ----------------------------------------------------------------


    4/99      0.72%              3.62%                   Marsh & McClennan                  $67,400,529        4.91%
    5/99      0.00               4.33                    ----------------------------------------------------------------
    6/99      0.00               4.36                    General Motors Acceptance Corp.    $54,701,711        3.98%
    7/99      0.30               4.09                    ----------------------------------------------------------------
    8/99      0.24               4.27                    Federal Home Loan Bank             $53,904,862        3.92%
    9/99      0.47               4.19                    ---------------------------------------------------------------
   10/99      0.17               4.65                    American General Finance Corp.     $53,466,087        3.89%
   11/99      0.05               4.89                    ----------------------------------------------------------------
   12/99      0.00               5.21                    American Honda Finance Corp.       $52,073,495        3.79%
    1/00      0.23               5.03
    2/00      0.59               4.67
    3/00      0.82               4.40
    4/00      0.70               4.47


   THE CHART ABOVE SHOWS THE MONEY MARKET FUND'S YIELD TREND FOR THE 12 MONTHS ENDED APRIL 30, 2000, AS COMPARED TO THE CONSUMER PRICE INDEX (CPI) OVER THE SAME PERIOD. THE MONEY MARKET FUND 30-DAY CURRENT YIELD AT 04/30/00 WAS 5.47%, THE SEVEN-DAY CURRENT YIELD WAS 5.50% AND THE SEVEN-DAY EFFECTIVE YIELD WAS 5.65%. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                          N A T I O N W I D E  5

NATIONWIDE(R) MUTUAL FUNDS
--------------------------------------------------------------------------------

   MID CAP GROWTH FUND

   MANAGEMENT DISCUSSION OF FUND PERFORMANCE

       For the six-month period ended April 30, 2000, the Nationwide Mid Cap Growth Fund (Class D shares) returned 24.19%(*) vs. a return of 41.59% for the Russell Midcap Growth Index, the benchmark index.

       During the first three months of the year, a wide variety of semi-conductor, software and Internet stocks in the Fund achieved gains of 30%-80%. Biotechnology was also a sector that was in favor during the quarter. Though the Fund held only a small weight in this sector, biotech did have a positive impact on results. The Fund participated in numerous initial public offerings, some of which are still held in the portfolio while others were sold immediately as their opening day price exceeded our valuation parameters. These IPOs had a meaningful impact on returns for the quarter.

       As of April 10, 2000, Aaron Harris assumed sole responsibility for managing the Fund, replacing Chris Welch. Harris will manage the Fund more aggressively than it has been managed in the past, and his focus will be on those growth companies utilizing new technologies that create fundamental changes in the economy. Harris also brings a proprietary stock selection methodology to the Fund's portfolio management process.



   CHRISTOPHER WELCH, CFA

   (*) PERFORMANCE WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS
   REINVESTED.

   FUND VALUE $19,662,530

   PORTFOLIO COMPOSITION
   (Subject to Change)



   ------------------
   Common Stock  101%          [PIE CHART]




   AVERAGE ANNUAL (COMPOUND) TOTAL RETURN(+)
   (For Periods Ended April 30, 2000)

          CLASS A(*)                  CLASS B(*)               CLASS D
   YEARS  W/O SC(**) W/SC(1)      W/O SC(**) W/SC(2)     W/O SC(**)  W/SC(3)
   -------------------------------------------------------------------------
    1      25.16%    17.97%      24.63%       19.63%       25.53%    19.86%
   -------------------------------------------------------------------------
    5      19.59%    18.18%      19.26%       19.06%       19.61%    18.52%
   -------------------------------------------------------------------------
    10     16.28%    15.60%      16.12%       16.12%       16.29%    15.75%
   -------------------------------------------------------------------------

   All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

    (*) These returns include performance achieved prior to the creation of the class (5/11/98), excluding the effect of the 0.25% (Class A) or 1.00% (Class B) 12b-1 fee. Had Class A or B been in existence for all of the time periods presented, the Fund's performance for such classes would have been lower as a result of the additional expenses.

   (**)  These returns do not reflect the effects of a sales charge.
    (1)  A 5.75% front-end sales charge was deducted.
    (2) A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
    (3)  A 4.50% front-end sales charge
         was deducted.
    (+)  See legend on inside back cover.

   Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.


   [BACKGROUND PICTURE OF COLUMNS]


6  N A T I O N W I D E

                                                               [PICTURE OF
                                                               SMALL AREA
STATEMENT OF INVESTMENTS NATIONWIDE(R)   MID CAP GROWTH FUND   ON U.S. CURRENCY]
--------------------------------------------------------------------------------
(UNAUDITED)                         APRIL 30, 2000


SHARES                  SECURITY                                      VALUE
COMMON STOCK (101.0%)
--------------------------------------------------------------------------------
BROADCAST MEDIA / CABLE TELEVISION (1.4%)

         2,500          Univision Communications, Inc.(*)             $ 273,125
                                                                      ---------
--------------------------------------------------------------------------------
COMPUTER EQUIPMENT (10.4%)

         6,700          American Power Conversion Corp.(*)              236,594
         1,400          Check Point Software Technologies Ltd.          242,200
         5,600          Cisco Systems, Inc.(*)                          388,237
         3,000          Extreme Networks, Inc.(*)                       172,875
         1,000          Juniper Networks, Inc.(*)                       212,688
        10,100          Paradyne Network, Inc.(*)                       284,694
         2,600          Silicon Storage Technology, Inc.(*)             253,500
         2,300          Turnstone Systems, Inc.(*)                      253,000
                                                                      ---------
                                                                      2,043,788
                                                                      ---------
--------------------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (19.1%)

         6,400          Advent Software, Inc.                           336,000
         5,500          Alteon Websystems, Inc.(*)                      374,000
         2,100          Brocade Communications Systems, Inc.            260,400
         2,800          Clarent Corp.(*)                                190,400
         2,000          Commerce One, Inc.                              122,125
         5,500          Globix Corp.(*)                                 123,750
         2,000          i2 Technologies, Inc.(*)                        258,500
         2,200          Inktomi Corp.(*)                                338,663
         9,200          ITXC Corp.(*)                                   246,675
         7,100          Quest Software, Inc.(*)                         267,581
         2,000          Rational Software Corp.(*)                      170,250
         3,400          Siebel Systems, Inc.(*)                         417,775
         4,000          VERITAS Software Corp.(*)                       429,062
         5,600          Viant Corp.(*)                                  128,800
         1,700          Watchguard Technologies, Inc.(*)                 81,919
                                                                      ---------
                                                                      3,745,900
                                                                      ---------
--------------------------------------------------------------------------------
ELECTRONICS (13.7%)

         4,600          Amkor Technology, Inc.(*)                       281,463
         4,000          Flextronics International Ltd.                  281,000
         7,500          Linear Technology Corp.                         428,437
         5,400          Maxim Integrated Products, Inc.(*)              349,988
         6,300          Microchip Technology, Inc.                      390,994
         6,200          Millipore Corp.                                 444,462
         2,500          Sanmina Corp.(*)                                150,156
         7,000          SCI Systems, Inc.                               372,750
                                                                      ---------
                                                                      2,699,250
                                                                      ---------
--------------------------------------------------------------------------------
HEALTH CARE (3.8%)

         5,300          Allergan, Inc.                                  312,038
         7,500          Quest Diagnostics, Inc.(*)                      436,406
                                                                      ---------
                                                                        748,444
                                                                      ---------
--------------------------------------------------------------------------------
MACHINERY (1.6%)

         5,400          Cognex Corp.(*)                                 307,125
                                                                      ---------
--------------------------------------------------------------------------------
OIL & GAS (3.1%)

        14,000          Pride International, Inc.(*)                    316,750
        14,000          R&B Falcon Corp. (*)                            290,500
                                                                      ---------
                                                                        607,250
                                                                      ---------

SHARES                  SECURITY                                    VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
PHARMACEUTICALS (2.5%)

         5,000          Celgene Corp.(*)                            $   235,312
         6,000          Dentsply International, Inc.                    174,375
           500          MedImmune, Inc.(*)                               79,969
                                                                      ---------
                                                                        489,656
                                                                      ---------
--------------------------------------------------------------------------------
REAL ESTATE (0.9%)

         3,000          Pinnacle Holdings, Inc.                         168,563
                                                                      ---------
--------------------------------------------------------------------------------
SEMICONDUCTORS (22.8%)

         6,500          Advanced Micro Devices, Inc.(*)                 570,374
         5,200          Alpha Industries, Inc.(*)                       270,400
         5,000          Altera Corp.(*)                                 511,250
        12,000          Bookham Technology PLC(*)                       623,999
         6,000          GlobeSpan, Inc.                                 570,000
         3,200          Infineon Technologies AG(*)                     217,200
         3,800          KLA-Tencor Corp.(*)                             284,525
         4,500          Novellus Systems, Inc.                          300,094
         2,000          PMC-Sierra, Inc.(*)                             383,750
         3,000          TriQuint Semiconductor, Inc.(*)                 308,438
         7,000          Varian Semiconductor Equipment
                           Associates., Inc. (*)                        470,750
                                                                      ---------
                                                                      4,510,780
                                                                      ---------
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (2.5%)

         7,000          Broadwing, Inc.(*)                              198,187
           850          Nextel Communications, Inc.(*)                   93,022
         4,100          Vodafone Group PLC-ADR                          192,700
                                                                      ---------
                                                                        483,909
                                                                      ---------
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT (18.3%)

         5,100          Advanced Fibre Communications, Inc.(*)          233,006
         3,100          CIENA Corp.(*)                                  383,238
         5,200          Com21, Inc.(*)                                  145,600
         2,000          Copper Mountain Networks, Inc.(*)               166,750
         2,500          Corning, Inc.                                   493,749
         6,500          Digital Microwave Corp.(*)                      240,094
         2,600          Ericsson (L.M.) Telephone Co. ADR               229,938
         3,000          JDS Uniphase Corp.(*)                           311,250
         2,400          Netro Corp.(*)                                  103,500
         3,700          Nokia Corp.                                     210,438
         1,800          Nortel Networks Corp.                           203,850
         1,600          Powerwave Technologies, Inc.(*)                 332,900
         1,500          RF Micro Devices, Inc.(*)                       156,094
         2,000          SDL, Inc.(*)                                    389,999
                                                                      ---------
                                                                      3,600,406
                                                                      ---------
--------------------------------------------------------------------------------
TRANSPORTATION (0.9%)
        14,300          Offshore Logistics, Inc.(*)                     173,388
                                                                      ---------

TOTAL INVESTMENTS (cost $16,724,117)                                $19,851,584
                                                                    ===========

--------------------------------------------------------------------------------

(*)DENOTES A NON-INCOME PRODUCING SECURITY.
The abbreviations in the above statement stand for the following:
    ADR   American Depositary Receipt
     AG   Aktiengesellschaft (German stock company)
    PLC   Public Limited Company

PORTFOLIO HOLDING PERCENTAGES REPRESENT MARKET VALUE AS A PERCENTAGE OF NET ASSETS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

N  A  T  I  O  N  W  I  D  E       7

NATIONWIDE(R) MUTUAL FUNDS
--------------------------------------------------------------------------------
GROWTH FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

   For the six-month period ended April 30, 2000, the Nationwide Growth Fund (Class D) returned 0.82%(*) vs. a 7.20% return for the S&P 500 Index.

   Toward the end of the first quarter, management at Villanova Capital made the strategic decision to more clearly define the Fund as a large-cap growth product. The Russell 1000 Growth Index, therefore, has become the appropriate benchmark to measure the Fund's future performance.

   During the period, the performance of the Fund was negatively impacted by its underweighted position in the technology sector. Specifically, faster-growth companies in the telecommunications, Internet infrastructure, and semiconductor industries were avoided due to valuation risk in favor of more predictable but slower-growing issues. Additionally, the Fund's performance on mid- and smaller-cap companies detracted from short-term performance.

   The top-performing securities for the first quarter included Intel, Disney, and Hewlett-Packard. Securities that lagged in performance included Johnson & Johnson, Lucent, BMC Software, IMS Health, and ProBusiness Services.

   Christopher Baggini assumed management of the Fund in March. As of the close of the April 30th period, we believe we have made the changes necessary to increase our investment exposure to faster growing, large-cap securities. Revenues, earnings, profitability measures, and proper valuation tools will be applied to our research methodology, especially in key technology sectors, to determine the best investments.

CHRISTOPHER E. BAGGINI, CFA - PORTFOLIO MANAGER
(*) PERFORMANCE WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS REINVESTED.

FUND VALUE $980,124,472

PORTFOLIO COMPOSITION
(Subject to Change)

--------------------
Short-term Debt 1.4%                   [PIE CHART]
--------------------
Common Stock  100.3%



AVERAGE ANNUAL (COMPOUND) TOTAL RETURN(+)
(FOR PERIODS ENDED APRIL 30, 2000)

        CLASS A(*)                  CLASS B(*)              CLASS D
YEARS  W/O SC(**) W/SC(1)      W/O SC(**) W/SC(2)     W/O SC(**)  W/SC(3)
-------------------------------------------------------------------------
  1       5.22%   -0.81%          4.40%   -0.15%       5.37%       0.63%
-------------------------------------------------------------------------
  5      17.67%   16.28%         17.37%   17.15%      17.73%      16.66%
-------------------------------------------------------------------------
  10     15.27%   14.59%         15.13%   15.13%      15.30%      14.78%
-------------------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

  (*) These returns include performance achieved prior to the creation of the class (5/11/98), excluding the effect of the 0.25% (Class A) or 1.00% (Class B) 12b-1 fee. Had Class A or B been in existence for all of the time periods presented, the Fund's performance for such classes would have been lower as a result of the additional expenses.

 (**)  These returns do not reflect the effects of a sales charge.
  (1)  A 5.75% front-end sales charge was deducted.
  (2)  A 5.00% contingent deferred sales charge (CDSC) was deducted.
       The CDSC declines to 0% after 6 years.
  (3)  A 4.50% front-end sales charge was deducted.
  (+)  See legend on inside back cover.
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

[PICTURE OF COLUMNS IN BACKGROUND]


8  N A T I O N W I D E

                                                               [PICTURE OF SMALL
                                                               AREA ON U.S.
SCHEDULE OF PORTFOLIO INVESTMENTS NATIONWIDE(R) GROWTH FUND    CURRENCY]
--------------------------------------------------------------------------------
(UNAUDITED)               APRIL 30, 2000

    SHARES           SECURITY                                  VALUE
    COMMON STOCK     (100.3%)
--------------------------------------------------------------------------------
     BEVERAGES / SOFT DRINK  (1.4%)

          375,000  PepsiCo, Inc.                               $13,757,813
                                                                ----------
--------------------------------------------------------------------------------
     BROADCAST MEDIA / CABLE TELEVISION  (2.9%)

          110,000  AT&T Corp. - Liberty Media Group Class A(*)   5,493,125
          600,000  Comcast Corp. Class A(*)                     23,400,000
                                                                ----------
                                                                28,893,125
                                                                ----------
--------------------------------------------------------------------------------
     CAPITAL GOODS  (2.2%)

          140,000  General Electric Co.                         22,015,000
                                                                ----------
--------------------------------------------------------------------------------
     COMMUNICATION EQUIPMENT  (13.5%)

           50,000  CIENA Corp.(*)                                6,181,250
           75,000  Comverse Technology, Inc.(*)                  6,689,063
           59,600  Copper Mountain Networks, Inc.(*)             4,969,150
          100,000  Corning, Inc.                                19,750,000
          105,000  JDS Uniphase Corp.(*)                        10,893,750
          230,000  Lucent Technologies, Inc.                    14,303,125
          900,000  Nokia Corp.                                  51,187,499
          160,000  Nortel Networks Corp.                        18,120,000
                                                               -----------
                                                               132,093,837
                                                               -----------
--------------------------------------------------------------------------------
     COMPUTER EQUIPMENT  (11.0%)

          800,000  Dell Computer Corp.(*)                       40,100,000
          250,000  EMC Corp.(*)                                 34,734,375
          200,000  Hewlett-Packard Co.                          27,000,000
           50,000  Lexmark International Group, Inc.(*)          5,900,000
                                                               -----------
                                                               107,734,375
                                                               -----------
--------------------------------------------------------------------------------
     COMPUTER SOFTWARE & SERVICES  (16.2%)

          450,000  Automatic Data Processing, Inc.              24,215,625
          380,000  BMC Software, Inc.(*)                        17,788,750
           50,000  Broadvision, Inc.(*)                          2,196,875
          450,000  Cisco Systems, Inc.(*)                       31,197,655
           64,900  Electronics for Imaging, Inc.(*)              3,391,025
          200,000  First Data Corp.                              9,737,500
          440,000  Microsoft Corp.(*)                           30,690,000
          320,000  Oracle Corp.(*)                              25,580,000
          260,000  Peregrine Systems, Inc.(*)                    6,256,250
           65,000  VERITAS Software Corp.(*)                     6,972,266
                                                               -----------
                                                               158,025,946
                                                               -----------
--------------------------------------------------------------------------------
     DRUGS  (13.1%)

          300,000  Amgen, Inc.(*)                               16,800,000
          250,000  Bristol-Myers Squibb Co.                     13,109,375
          400,000  Merck & Co., Inc.                            27,800,000
          700,000  Schering-Plough Corp.                        28,218,750
          375,000  Warner-Lambert Co.                           42,679,688
                                                               -----------
                                                               128,607,813
                                                               -----------
--------------------------------------------------------------------------------
     ELECTRONICS  (17.8%)

          350,000  Altera Corp.(*)                              35,787,499
          290,000  Applied Materials, Inc.(*)                   29,525,625
           72,500  Applied Micro Circuits Corp.(*)               9,343,438
          350,000  Intel Corp.                                  44,384,374
          317,500  Jabil Circuit, Inc.(*)                       12,997,656
          100,000  Motorola, Inc.                               11,906,250



    SHARES           SECURITY                                  VALUE
    COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
     ELECTRONICS (CONTINUED)

         635,000  Solectron Corp.(*)                          $ 29,725,938
                                                               -----------
                                                               173,670,780
--------------------------------------------------------------------------------
     FINANCIAL / BANKS  (0.6%)

         150,000  Wells Fargo Co.                                6,159,375
                                                               -----------
--------------------------------------------------------------------------------
     FINANCIAL / MISCELLANEOUS (2.7%)

         196,000  MBNA Corp.                                     5,206,250
         135,000  Merrill Lynch & Co., Inc.                     13,761,563
         175,000  Schwab (Charles) Corp.                         7,787,500
                                                               -----------
                                                                26,755,313
                                                               -----------
--------------------------------------------------------------------------------
     MORTGAGE / ASSET BACKED OBLIGATIONS  (0.9%)

         200,000  Freddie Mac                                    9,187,500
                                                               -----------
--------------------------------------------------------------------------------
     RESTAURANTS  (0.7%)

         175,000  McDonald's Corp.                               6,671,875
--------------------------------------------------------------------------------
     RETAIL  (9.1%)

         430,000  Amazon.com, Inc.(*)                           23,730,625
         100,000  Bed, Bath & Beyond, Inc.(*)                    3,668,750
         170,000  CVS Corp.                                      7,395,000
         325,000  Home Depot, Inc.                              18,220,313
         200,000  Lowe's Cos., Inc.                              9,900,000
         400,000  Target Corp.                                  26,625,000
                                                               -----------
                                                                89,539,688
                                                               -----------
--------------------------------------------------------------------------------
     TELECOMMUNICATIONS  (8.2%)

      430,000  AT&T Wireless Group                              13,679,376
      400,000  MCI WorldCom, Inc.(*)                            18,175,000
      500,000  Qwest Communications International(*)            21,687,500
      480,000  Sprint Corp. (PCS Group)(*)                      26,400,000
                                                               -----------
                                                                79,941,876
                                                               -----------

     TOTAL COMMON STOCK (cost $842,832,631)                    983,054,316
                                                               -----------
--------------------------------------------------------------------------------
     PRINCIPAL        SECURITY                                 VALUE
     SHORT-TERM DEBT  (1.4%)

     $13,645,000  Gillette Co., 6.05%, 05/01/00               $ 13,642,708
                                                              ------------

     TOTAL INVESTMENTS (cost $856,477,631)                    $996,697,023
                                                              ============
--------------------------------------------------------------------------------
(*) DENOTES A NON-INCOME PRODUCING SECURITY.


PORTFOLIO HOLDING PERCENTAGES REPRESENT MARKET VALUE AS A PERCENTAGE OF NET ASSETS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                N  A  T  I  O  N  W  I  D  E   9

NATIONWIDE(R) MUTUAL FUNDS
--------------------------------------------------------------------------------
     NATIONWIDE FUND


     MANAGEMENT DISCUSSION OF FUND PERFORMANCE

          For the six-month period ended April 30, 2000, the Nationwide Fund (Class D) returned-0.55%(*) vs. a return of 7.20% for S&P 500 Index, the benchmark index. During the six-month period, the Fund was again hurt by the strong performance of the technology/telecom sectors and the weakness in the health care and financial services sectors. This was especially true during the last two months of 1999 and the first 10 weeks of 2000. During this period in particular, lower-quality, more speculative areas of the market did exceptionally well, while the highest quality stocks did poorly. This general trend had been in place since late 1998, although the degree of disparity between different quality segments of the market accelerated quite rapidly from October of 1999 through mid-March of this year. Since then, these low-quality areas of the market have clearly given up their leadership position.

          The top-performing securities in the Fund were Quest Diagnostics and Warner-Lambert, up 108% and 48%, respectively. The worst- performing holdings were IMS Health and Masco, which were down 41% and 26%, respectively. The Fund's largest holdings turned in mixed results during the period. Along with Warner-Lambert, Pharmacia Corp. enjoyed a 30% return during the period, while two other large weightings in the Fund, Wells Fargo and Quaker Oats, were down 13% and 6%, respectively.

          During the period I began the process of reducing the Fund's volatility relative to the S&P 500. Most of the reduction accomplished thus far has been due primarily to lowering the overweighted positions in the health care and financial services sectors, while adding to the underweighted technology/telecom sectors.

          I am encouraged as we enter the middle of the year that the Nationwide Fund has performed quite well during the market's recent downturn. I now believe there is a clear change in the market and feel the Fund is well positioned for a return to a traditional "blue chip" market.

     CHARLES BATH, CFA - PORTFOLIO MANAGER
     (*) PERFORMANCE WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS REINVESTED.

     FUND VALUE $2,245,312,998


     PORTFOLIO COMPOSITION
     (Subject to Change)

     ------------------------------
     Short-Term Debt  4.7%
     ------------------------------             [PIE CHART]
     Convertible Bonds  0.1%
     ------------------------------
     Common Stock  95.2%



     AVERAGE ANNUAL (COMPOUND) TOTAL RETURN(+)
     (For Periods Ended April 30, 2000)

            CLASS A(*)              CLASS B(*)             CLASS D
     YEARS  W/O SC(**) W/SC(1)      W/O SC(**) W/SC(2)     W/O SC(**)  W/SC(3)
     -------------------------------------------------------------------------
     1      -2.68%     -8.28%       -3.45%     -7.96%      -2.50%      -6.88%
     -------------------------------------------------------------------------
     5      22.60%     21.16%       22.18%     22.00%      22.65%      21.53%
     -------------------------------------------------------------------------
     10     16.24%     15.55%       16.04%     16.04%      16.26%      15.72%
     -------------------------------------------------------------------------

     All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

     (*) These returns include performance achieved prior to the creation of the class (5/11/98), excluding the effect of the 0.25% (Class A) or 1.00%
          (Class B) 12b-1 fee. Had Class A or B been in existence for all of the time period presented, the Fund's performance for such classes would have been lower as a result of the additional expenses.
     (**) These returns do not reflect the effects of a sales charge.
      (1) A 5.75% front-end sales charge was deducted.
      (2) A 5.00% contingent deferred sales charge (CDSC) was deducted.
          The CDSC declines to 0% after 6 years.
      (3) A 4.50% front-end sales charge was deducted.
      (+) See legend on inside back cover.
     Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.


1 0   N  A  T  I  O  N  W  I  D  E

SCHEDULE OF PORTFOLIO INVESTMENTS NATIONWIDE(R) FUND
--------------------------------------------------------------------------------
(UNAUDITED)                         APRIL 30, 2000

     SHARES           SECURITY                   VALUE
     COMMON STOCK (95.2%)
--------------------------------------------------------------------------------
     BATTERIES  (0.4%)

          539,266  Energizer Holdings, Inc.(*)                  $  9,201,226
                                                                ------------
--------------------------------------------------------------------------------
     BEVERAGES / ALCOHOLIC  (1.1%)

          361,100  Anheuser-Busch Cos., Inc.                      25,480,119
                                                                ------------
--------------------------------------------------------------------------------
     BEVERAGES / SOFT DRINK  (1.7%)

        1,050,200  PepsiCo, Inc.                                  38,529,213
                                                                ------------
--------------------------------------------------------------------------------
     CAPITAL GOODS  (6.6%)

          257,650  Eaton Corp.                                    21,642,600
          305,300  General Electric Co.                           48,008,424
          143,000  Illinois Tool Works, Inc.                       9,160,938
          469,400  Millipore Corp.                                33,650,112
          191,700  Minnesota Mining & Manufacturing Co.           16,582,050
          806,893  Pall Corp.                                     18,003,800
                                                                ------------
                                                                 147,047,924
                                                                ------------
--------------------------------------------------------------------------------
     CHEMICALS  (1.8%)

          705,200  Georgia Gulf Corp.                             16,968,875
          679,858  Rohm & Haas Co.                                24,219,941
                                                                ------------
                                                                  41,188,816
                                                                ------------
--------------------------------------------------------------------------------
     COMPUTER EQUIPMENT  (5.8%)

          345,000  Hewlett-Packard Co.                            46,575,000
          417,900  Intel Corp.                                    52,994,943
          268,500  International Business Machines Corp.          29,971,313
                                                                ------------
                                                                 129,541,256
                                                                ------------
--------------------------------------------------------------------------------
     COMPUTER SOFTWARE & SERVICES  (5.4%)

          583,700  Cisco Systems, Inc.(*)                         40,466,827
          921,600  First Data Corp.                               44,870,400
          496,500  Microsoft Corp.(*)                             34,630,875
                                                                ------------
                                                                 119,968,102
                                                                ------------
--------------------------------------------------------------------------------
     CONSTRUCTION & BUILDING MATERIALS  (3.6%)

          410,400  Martin Marietta Materials, Inc.                21,751,200
        1,117,200  Masco Corp.                                    25,067,175
          749,600  Vulcan Materials Co.                           32,841,850
                                                                ------------
                                                                  79,660,225
                                                                ------------
--------------------------------------------------------------------------------
     CONSUMER DURABLE  (4.4%)

        1,706,300  Black & Decker Corp.                           71,771,244
          205,200  Fortune Brands, Inc.                            5,130,000
          625,500  Maytag Corp.                                   21,540,656
                                                                ------------
                                                                  98,441,900
                                                                ------------
--------------------------------------------------------------------------------
     CONTAINERS  (1.2%)

          463,400  Sealed Air Corp.(*)                            25,776,625
                                                                ------------



     SHARES           SECURITY                                 VALUE
     COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
     DRUGS  (14.9%)

          259,600  Allergan, Inc.                              $  15,283,950
          904,300  American Home Products Corp.                   50,810,356
          283,700  Bristol-Myers Squibb Co.                       14,876,519
          230,000  Merck & Co., Inc.                              15,985,000
          366,600  Pfizer, Inc.                                   15,443,025
        1,195,413  Pharmacia & Upjohn, Inc.                       59,695,937
        1,501,500  Schering-Plough Corp.                          60,529,218
          864,300  Warner-Lambert Co.                             98,368,143
                                                                ------------
                                                                 330,992,148
                                                                ------------
--------------------------------------------------------------------------------
     ELECTRONICS  (0.8%)

          113,700  Texas Instruments, Inc.                        18,518,888
                                                                ------------
--------------------------------------------------------------------------------
     ENTERTAINMENT  (2.1%)

        1,070,795  Walt Disney Co. (The)                          46,378,808
                                                                ------------
--------------------------------------------------------------------------------
     FINANCIAL / BANKS  (9.1%)

          509,600  Bank of New York Co., Inc.                     20,925,450
          803,708  Bank One Corp.                                 24,513,094
        2,295,200  Mellon Financial Corp.                         73,733,300
          349,100  Pacific Century Financial Corp.                 7,178,369
        1,814,500  Wells Fargo Co.                                74,507,905
                                                                ------------
                                                                 200,858,118
                                                                ------------
--------------------------------------------------------------------------------
     FINANCIAL / MISCELLANEOUS  (5.7%)

        1,613,084  Associates First Capital Corp.                 35,790,301
        2,457,900  MBNA Corp.                                     65,287,969
          309,800  Providian Financial Corp.                      27,281,763
                                                                ------------
                                                                 128,360,033
                                                                ------------
--------------------------------------------------------------------------------
     FOOD & RELATED  (6.2%)

          116,600  BestFoods, Inc.                                 5,859,150
          532,200  General Mills                                  19,358,775
        1,300,000  Quaker Oats Co.                                84,743,750
        1,617,800  Ralston-Ralston Purina Group                   28,614,838
                                                                ------------
                                                                 138,576,513
                                                                ------------
--------------------------------------------------------------------------------
     HEALTH CARE  (3.5%)

          110,600  Johnson & Johnson Co.                           9,124,500
          729,700  Quest Diagnostics, Inc.(*)                     42,459,419
          869,100  St. Jude Medical, Inc.(*)                      27,105,056
                                                                ------------
                                                                  78,688,975
                                                                ------------
--------------------------------------------------------------------------------
     INSURANCE  (3.0%)

          514,117  American International Group, Inc.             56,392,208
          731,500  Horace Mann Educators Corp.                    10,652,469
                                                                ------------
                                                                  67,044,677
                                                                ------------
--------------------------------------------------------------------------------
     LEISURE PRODUCTS  (1.5%)

        1,785,200  Brunswick Corp.                                34,253,525
                                                                ------------
--------------------------------------------------------------------------------


                                                       N A T I O N W I D E   1 1

SCHEDULE OF PORTFOLIO INVESTMENTS NATIONWIDE(R) FUND CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2000

     SHARES           SECURITY                                 VALUE
     COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
     MORTGAGE / ASSET BACKED OBLIGATIONS  (2.8%)

        1,048,300  Fannie Mae                                 $   63,225,594
                                                               -------------
--------------------------------------------------------------------------------
     MOTOR VEHICLES  (1.4%)

          581,600  Ford Motor Co.                                 31,806,250
                                                               -------------
--------------------------------------------------------------------------------
     OIL / INTERNATIONAL  (2.4%)

          685,000  Exxon Mobil Corp.                              53,215,938
                                                               -------------
--------------------------------------------------------------------------------
     OIL EQUIPMENT & SERVICES  (0.4%)

          119,900  Schlumberger Ltd.                               9,179,844
                                                               -------------
--------------------------------------------------------------------------------
     PRINTING & PUBLISHING  (2.7%)

          103,700  American Greetings Corp. Class A                1,879,563
          525,500  E.W. Scripps Co. Class A                       24,534,281
          315,800  Gannett Co., Inc.                              20,171,725
           30,700  Washington Post Co. Class B                    14,981,600
                                                               -------------
                                                                  61,567,169
                                                               -------------
--------------------------------------------------------------------------------
     RESTAURANTS  (1.3%)

          778,400  McDonald's Corp.                               29,676,500
                                                               -------------
--------------------------------------------------------------------------------
     RETAIL  (1.6%)

          650,600  Wal-Mart Stores, Inc.                          36,026,975
                                                               -------------
--------------------------------------------------------------------------------
     RETAIL / FOOD & DRUG  (1.0%)

          600,000  SYSCO Corp.                                    22,575,000
                                                               -------------
--------------------------------------------------------------------------------
     SERVICES  (1.0%)

          586,400  Dun & Bradstreet Corp. (The)                   17,665,300
          342,400  IMS Health, Inc.                                5,842,200
                                                               -------------
                                                                  23,507,500
                                                               -------------
--------------------------------------------------------------------------------
     TELECOMMUNICATIONS  (1.8%)

          487,188  ALLTEL Corp.                                   32,458,901
          176,000  MCI WorldCom, Inc.(*)                           7,997,000
                                                               -------------
                                                                  40,455,901
                                                               -------------
     TOTAL COMMON STOCK (Cost $1,556,554,745)                  2,129,743,762



     SHARES           SECURITY                                 VALUE
     CONVERTIBLE BONDS (0.1%)
--------------------------------------------------------------------------------

        7,826,000  Consorcio G Group Dina, (a) 8.00%,
                   8/8/04, Convertible Bonds                  $    2,768,448
                                                               -------------
     TOTAL CONVERTIBLE BONDS (Cost $7,468,335)                     2,768,448
                                                               -------------
--------------------------------------------------------------------------------
    PRINCIPAL        SECURITY                                  VALUE
    SHORT-TERM DEBT  (4.7%)
--------------------------------------------------------------------------------
       21,354,000  Associates First Capital Corp.,
                   5.98%, 5/03/00                                 21,343,358
       42,127,000  Gillette Co., 6.05%, 05/01/00                  42,119,920
       42,884,000  Norwest Financial, Inc., 6.00%,
                   05/02/00                                       42,876,853
                                                               -------------
    TOTAL SHORT-TERM DEBT (Cost $106,350,758)                    106,340,131
                                                               -------------

    TOTAL INVESTMENTS (Cost $1,669,373,838)                  $ 2,238,852,341
                                                              ==============

--------------------------------------------------------------------------------
(*) DENOTES A NON-INCOME PRODUCING SECURITY.

COST ALSO REPRESENTS COST FOR FEDERAL INCOME TAX PURPOSES.

PORTFOLIO HOLDING PERCENTAGES REPRESENT MARKET VALUE AS A PERCENTAGE OF NET ASSETS.
(a) DENOMINATED IN U.S. DOLLARS

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




1 2     N  A  T  I  O  N  W  I  D  E

                                                               [PICTURE OF SMALL
                                                               AREA ON U.S.
NATIONWIDE(R) MUTUAL FUNDS                                     CURRENCY]
--------------------------------------------------------------------------------

     BOND FUND

     MANAGEMENT DISCUSSION OF FUND PERFORMANCE

          For the six-month period ended April 30, 2000, the Nationwide Bond Fund (Class D) returned -0.25%(*) vs. a return of 1.49% for the Lehman Brothers Government/Corporate Bond Index, the benchmark index.
          Returns have been negative for the last year and a half, as interest rates have moved steadily higher. The five-year Treasury yield was 6.55% as of April 30, 2000, up from 4.23% at the start of this period. Many fixed-income funds have had disappointing results over this period as many investors have withdrawn a record amount from these funds in the first four months of 2000. This is similar to the heavy withdrawals seen near the end of 1994's run-up in rates. Hopefully, history will repeat, as returns in 1995 were excellent.
          The primary reason we underperformed our benchmark was the dreadful returns for corporate bonds in a market environment that severely punished companies that disappointed. All sectors lagged Treasuries, but corporate bonds were the worst, underperforming by 247 basis points over the six-month period. U.S. Treasury securities have a 51% weighting in the benchmark index, and in this environment it's difficult for a portfolio that typically has at least two-thirds invested in Corporates to keep pace. Over the long-term, however, corporate bonds have historically outperformed if held to maturity and defaults remain within historical parameters. The question is how long we have to wait. Corporate bonds have been in a bear market for three years now, as evidenced by steadily widening spreads and poor relative performance. But these wider spreads make it more plausible they will begin to outperform. Their yield advantage is now about 170 basis points over U.S. Treasury securities, near the widest level of the last 20 years.
          During the last six months, I increased our Treasury holdings to 17% of the Fund and short-term investments to 9%. Corporate bond spreads have widened in response to weakening credit quality, increased event risk, and the inversion of the yield curve. All this is taking place while the Federal Reserve has been gradually increasing the Fed Funds rate over the last year. So far, this has been totally ineffective in slowing the economy and the Fund anticipates an eventual move to 7.5% or higher. Until some of these pressures ease and the Federal Reserve gets closer to the end of its tightening campaign, the Fund's unlikely to get much relief and a defensive position is warranted.
          The near-term outlook doesn't look so good, and that is why corporate bonds yield over 8%. Markets are forward looking and already anticipate a lot of the bad news to come. Value buyers have been scarce in the financial markets of late, but 9% is about the long-term return from the stock market. Those yield levels should draw attention, and if yields approach the 9% to 10% level, the Fund will likely sell Treasuries and extending maturities to lock in these historically attractive rates.

     DOUG KITCHEN, CFA - PORTFOLIO MANAGER
     (*) PERFORMANCE WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS REINVESTED.

     FUND VALUE $117,344,383


     PORTFOLIO COMPOSITION
     (Subject to Change)

     --------------------------------------
     Corporate Bonds  73.4%
     --------------------------------------             [PIE CHART]
     U.S. Government Obligations  18.0%
     --------------------------------------
     Short-Term Debt  5.0%
     --------------------------------------
     Canadian Bonds   3.6%



     AVERAGE ANNUAL (COMPOUND) TOTAL RETURN(+)
     (For Periods Ended April 30, 2000)

             CLASS A(*)              CLASS B(*)             CLASS D
      YEARS  W/O SC(**) W/SC(1)      W/O SC(**) W/SC(2)     W/O SC(**)  W/SC(1)
     -------------------------------------------------------------------------
        1    -1.56%     -6.03%       -2.25%     -6.88%      -1.34%      -5.82%
     -------------------------------------------------------------------------
        5     6.21%      5.23%        5.95%      5.64%       6.32%       5.34%
     -------------------------------------------------------------------------
        10    7.32%      6.83%        7.19%      7.19%       7.38%       6.88%
     -------------------------------------------------------------------------
     ALL FIGURES SHOWING THE EFFECT OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.
     (*) THESE RETURNS INCLUDE PERFORMANCE ACHIEVED PRIOR TO THE CREATION OF THE CLASS (5/11/98), EXCLUDING THE EFFECT OF THE 0.25% (CLASS A) OR 0.85% (CLASS B) 12B-1 FEE. HAD CLASS A OR B BEEN IN EXISTENCE FOR ALL OF THE TIME PERIODS PRESENTED, THE FUND'S PERFORMANCE FOR SUCH CLASSES WOULD HAVE BEEN LOWER AS A RESULT OF THE ADDITIONAL EXPENSES.
     (**) THESE RETURNS DO NOT REFLECT THE EFFECTS OF A SALES CHARGE.
      (1) A 4.50% FRONT-END SALES CHARGE WAS DEDUCTED.
      (2) A 5.00% CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED. THE CDSC DECLINES TO 0% AFTER 6 YEARS.
      (+) SEE LEGEND ON INSIDE BACK COVER.
     INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.



                                                       N A T I O N W I D E   1 3

STATEMENT OF INVESTMENTS NATIONWIDE(R) BOND FUND
-------------------------------------------------------------------------------
(UNAUDITED)                       APRIL 30, 2000

PRINCIPAL                         SECURITY                             VALUE

CANADIAN BONDS (3.6%)
-------------------------------------------------------------------------------
     $4,000,000       Quebec (Province of), 11.00%, 06/15/15
                      (cost $4,215,752)                              $ 4,165,020
                                                                     -----------
CORPORATE BONDS  (73.4%)
-------------------------------------------------------------------------------
AEROSPACE  (1.9%):

      2,500,000       Lockheed Martin Corp., 7.875%, 03/15/23          2,153,193
                                                                     -----------
-------------------------------------------------------------------------------
AIRLINES (1.4%)

      1,500,000       American Airlines, Inc., 10.33%, 03/04/05        1,623,942
                                                                     -----------
-------------------------------------------------------------------------------
CHEMICALS (5.0%)

      4,000,000       English China Clays Delaware, Inc., 7.375%,
                      10/01/02                                         3,982,764
      2,000,000       Witco Corp., 6.125%, 02/01/06                    1,750,276
                                                                     -----------
                                                                       5,733,040
                                                                     -----------
-------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT  (1.6%)

      2,000,000       Motorola, Inc., 6.50%, 09/01/25                  1,898,772
                                                                     -----------
-------------------------------------------------------------------------------
CONSTRUCTION & BUILDING MATERIALS  (5.1%)

      4,000,000       Armstrong World Industries, Inc., 9.75%,
                      04/15/08                                         3,959,184
      2,000,000       CSR America, Inc., 6.875%, 07/21/05              1,917,336
                                                                     -----------
                                                                       5,876,520
                                                                     -----------
-------------------------------------------------------------------------------
CONSUMER DURABLE (0.9%)

      1,030,000       Whirlpool Corp., 9.10%, 02/01/08                 1,091,770
                                                                     -----------
-------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL  (2.5%)

      3,000,000       Kimberly-Clark Corp., 7.875%, 02/01/23           2,889,588
                                                                     -----------
-------------------------------------------------------------------------------
CONTAINERS  (1.7%)

      2,000,000       Bemis Co., Inc., 6.70%, 07/01/05                 1,925,424
                                                                     -----------
-------------------------------------------------------------------------------
ELECTRONICS  (1.7%)

      2,000,000       Avnet, Inc., 6.45%, 08/15/03                     1,924,484
                                                                     -----------
-------------------------------------------------------------------------------
FINANCIAL / MISCELLANEOUS  (2.7%)

      2,000,000       Block Financial Corp., 8.50%, 04/15/07           1,989,306
                                                                     -----------
      1,000,000       Lehman Brothers Holdings, Inc., 11.625%,
                      05/15/05                                         1,132,177
                                                                     -----------
                                                                       3,121,483
                                                                     -----------
-------------------------------------------------------------------------------
FOOD & RELATED  (1.4%)

      2,000,000       Dole Foods Co., 6.375%, 10/01/05                 1,641,766
                                                                     -----------
-------------------------------------------------------------------------------
HEALTH CARE  (6.2%)

      4,000,000       Becton, Dickinson & Co., 8.70%, 01/15/25         4,178,519
      2,000,000       Kaiser Foundation Hospitals, 9.55%, 07/15/05     2,151,100
      1,000,000       McKesson HBOC, Inc., 6.30%, 03/01/05               868,023
                                                                     -----------
                                                                       7,197,642
                                                                     -----------
-------------------------------------------------------------------------------
HOTELS / MOTELS  (4.1%)

     $3,000,000       Hilton Hotels Corp., 7.375%, 06/01/02           $2,901,069
      2,000,000       Marriott International, Inc., 6.875%,
                      11/15/05                                         1,880,532
                                                                     -----------
                                                                       4,781,601
                                                                     -----------
-------------------------------------------------------------------------------
INSURANCE  (1.9%)

      2,000,000       AMBAC, Inc., 9.375%, 08/01/11                    2,165,706
                                                                     -----------

-------------------------------------------------------------------------------
LEISURE PRODUCTS  (2.4%)

      1,000,000       Brunswick Corp., 6.75%, 12/15/06                   927,503
      2,000,000       Rank Group Finance, 6.75%, 11/30/04              1,823,460
                                                                     -----------
                                                                       2,750,963
                                                                     -----------
-------------------------------------------------------------------------------
MACHINERY & CAPITAL GOODS  (3.4%)

      1,000,000       Clark Equipment Co., 8.00%, 05/01/23               991,605
      1,000,000       Precision Castparts Corp., 8.75%, 03/15/05         993,530
      2,000,000       Worthington Industries, Inc., 7.125%,
                      05/15/06                                         1,903,014
                                                                     -----------
                                                                       3,888,149
                                                                     -----------
-------------------------------------------------------------------------------
NATURAL GAS  (7.1%)

      2,500,000       ANR Pipeline Co., 7.00%, 06/01/25                2,383,932
      2,000,000       Columbia Energy Group, 6.80%, 11/28/05           1,892,200
      2,000,000       Consolidated Natural Gas Co., 7.375%, 04/01/05   1,945,958
      2,000,000       ONEOK, Inc., 7.75%, 08/15/06                     1,965,328
                                                                     -----------
                                                                       8,187,418
                                                                     -----------
-------------------------------------------------------------------------------
NUCLEAR ENERGY (1.0%)

      1,500,000       USEC, Inc., 6.625%, 01/20/06                     1,173,632
                                                                     -----------
-------------------------------------------------------------------------------
OIL & GAS  (0.8%)

      1,000,000       Texaco Capital, Inc., 7.75%, 02/15/33              940,169
                                                                     -----------
-------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS  (5.5%)

      1,500,000       International Paper Co., 8.12%, 06/15/24         1,380,804
      3,000,000       ITT Rayonier, Inc., 7.50%, 10/15/02              2,981,253
      2,000,000       Willamette Industries, Inc., 7.35%, 07/01/26     1,951,380
                                                                     -----------
                                                                       6,313,437
                                                                     -----------
-------------------------------------------------------------------------------
POLLUTION CONTROL  (2.3%)

      3,000,000       Waste Management, Inc., 8.75%, 05/01/18          2,640,864
-------------------------------------------------------------------------------
RETAIL  (4.8%)

      1,000,000       Dayton Hudson Corp., 8.50%, 12/01/22            1,002,680
      3,000,000       May Department Stores Co., 8.30%, 07/15/26       2,926,593
      2,500,000       Penney (J.C.) Co., Inc., 6.875%, 10/15/15        1,637,713
                                                                     -----------
                                                                       5,566,986
                                                                     -----------
-------------------------------------------------------------------------------
RUBBER / TIRES  (1.3%)

      1,500,000       Goodyear Tire & Rubber, 8.50%, 03/15/07          1,499,853
                                                                     -----------
-------------------------------------------------------------------------------
SERVICES (0.5%)

      1,000,000       Service Corp. International, 6.30%, 03/15/03      627,500
                                                                     -----------

14  N A T I O N W I D E

STATEMENT OF INVESTMENTS NATIONWIDE(R) BOND FUND CONTINUED
-------------------------------------------------------------------------------
(UNAUDITED)                                                     APRIL 30, 2000


PRINCIPAL                               SECURITY                          VALUE


CORPORATE BONDS  (CONTINUED)
-------------------------------------------------------------------------------
TELECOMMUNICATIONS  (2.6%)
     $3,000,000       Rochester Telephone Corp., 8.77%, 04/16/01      $3,026,679
                                                                     -----------
-------------------------------------------------------------------------------
TEXTILES / APPAREL MANUFACTURING  (1.0%)

      1,075,000       VF Corp., 9.25%, 05/01/22                        1,142,264
                                                                     -----------
-------------------------------------------------------------------------------
UTILITIES  (2.6%)

      3,000,000       Montana Power Co., 7.00%, 03/01/05               3,010,986
                                                                     -----------
TOTAL CORPORATE BONDS (cost $91,147,048)                              84,793,831
                                                                     -----------

U.S. GOVERNMENT OBLIGATIONS  (18.0%)
-------------------------------------------------------------------------------
GOVERNMENT-SPONSORED MORTGAGE-BACKED OBLIGATIONS  (0.5%)

        110,639       FHLMC 29X, 6.75%, 02/25/23                         103,838
        228,542       FHLMC 29Z, 6.75%, 04/25/24                         201,065
        282,934       FNMA REMIC G92-15G, 7.00%, 04/25/20                280,741
                                                                     -----------
TOTAL GOVERNMENT-SPONSORED MORTGAGE-BACKED OBLIGATIONS
              (cost $602,948)                                            585,644
                                                                     -----------
-------------------------------------------------------------------------------
GOVERNMENT-TREASURY  (17.5%)

     13,000,000       U.S. Treasury Bond, 8.125%, 08/15/19            15,612,194
      5,000,000       U.S. Treasury Note, 5.50%, 08/15/28              4,546,875
                                                                     -----------
                                                                      20,159,069
                                                                     -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS (cost $19,844,833)                  20,744,713
                                                                     -----------
-------------------------------------------------------------------------------
SHORT-TERM DEBT  (5.0%)

      2,002,000       Gillette Co., 6.05%, 05/01/00                    2,001,664
                                                                     -----------
      3,734,000       Sonoco Products, 6.06%, 05/01/00                 3,734,000
                                                                     -----------
TOTAL SHORT-TERM DEBT (cost $5,736,000)                                5,735,664
                                                                     -----------
TOTAL INVESTMENTS (cost $121,546,581)                              $ 115,439,228
                                                                   =============
-------------------------------------------------------------------------------
The abbreviations in the above statement stand for the following:
       FHLMC   Federal Home Loan Mortgage Corp.
        FNMA   Federal National Mortgage Association
       REMIC   Real Estate Mortgage Investment Conduit

PORTFOLIO HOLDING PERCENTAGES REPRESENT MARKET VALUE AS A PERCENTAGE OF NET
ASSETS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                         N A T I O N W I D E 15

NATIONWIDE(R) MUTUAL FUNDS
-------------------------------------------------------------------------------

TAX-FREE INCOME FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

         For the six-month period ended April 30, 2000, the Nationwide Tax- Free Income Fund (Class D) returned 2.70%(*) vs. a return of 2.63% for the Lehman Brothers Municipal Bond Index, the benchmark index.

         The municipal bond market went through a tough year in 1999. Yields moved up all along the yield curve, causing market values of bond fund holdings to erode significantly. While bond markets in general suffered from uncertainty over the outlook for Federal Reserve Policy, the municipal market also suffered from a collapse in institutional demand from two key sectors - bond funds and property and casualty insurance companies - and the problematic tax treatment of discount municipals called Accrued Market Discount. The market appetite for bonds trading at a significant discount from the original offering price was greatly reduced. This problem was exacerbated as tax swapping increased the amount of market discount supply in the secondary markets. As investors continued to avoid the purchase of these securities, their market price declined.

         However, during the week ended February 4, 2000, the bond universe changed; the capital markets could no longer rely on the Treasury markets to provide a near-perfect benchmark of trends in interest rates. The Treasury yield curve became inverted as yields on long maturity debt became depressed by a growing shortage in outstanding debt. In spite of this inversion, the municipal market had become fairly stable in part due to a shortage of new issue product. Municipal yields declined but didn't fully participate in the substantial rally in the Treasury market, and the municipal bond yield curve remained positively sloped. Short-term municipal yields actually rose over the period, a result of the upward pressure from Federal Reserve policy which has pushed the Fed Funds rate up 125 basis points from 4.75% to 6.00%. Further Federal Reserve tightening could put municipal bond yields under pressure, but the magnitude of such increases is likely to be muted by the shortage of new issue product.

         As a result of the decline in long-term bond yields, the top performing securities in the Fund during the period were long-term discount issues with coupons in the 4% to 5% range, the same securities that investors had avoided at 1999 year end. The bottom per- forming issues were short-term premium issues with coupons in the 7% to 9% range, the better performing securities at year end.

         No significant changes were made to the composition of the Fund during the period. The Nationwide Tax-Free Fund has an average maturity of 18.8 years and duration of 8.2 years.

ALPHA L. BENSON, MBA - PORTFOLIO MANAGER
(*) PERFORMANCE WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS
REINVESTED.

FUND VALUE $216,941,819

PORTFOLIO COMPOSITION
(Subject to Change)

----------------------------------
Other assets less liabilities 2.0%                 [PIE CHART]
---------------------------
Municipal Securities  98.0%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURN(+)
(For Periods Ended April 30, 2000)

        Class A(*)         Class B(*)          Class D
Years  w/o SC(**) w/SC(1)  w/o SC(**) w/SC(2)  w/o SC(**)  w/SC(1)
------------------------------------------------------------------
  1     -2.31%   -6.74%     -2.99%    7.63%    -2.16%   -6.60%
------------------------------------------------------------------
  5      4.89%    3.93%      4.63%    4.30%     4.97%    4.01%
------------------------------------------------------------------
  10     6.29%    5.81%      6.15%    6.15%     6.33%    5.85%
------------------------------------------------------------------
All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

  (*) These returns include performance achieved prior to the creation of the class (5/11/98), excluding the effect of the 0.25% (Class A) or 0.85% (Class B) 12b-1 fee. Had Class A or B been in existence for all of the time periods presented, the Fund's performance for such classes would have been lower as a result of the additional expenses.

 (**)  These returns do not reflect the effects of a sales charge.

  (1)  A 4.50% front-end sales charge was deducted.

  (2)  A 5.00% contingent deferred sales charge (CDSC) was deducted.
       The CDSC declines to 0% after 6 years.
  (+)  See legend on inside back cover.
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.


16  N A T I O N W I D E

                                                          [PICTURE OF SMALL AREA
                                                             ON U.S. CURRENCY]
STATEMENT OF INVESTMENTS NATIONWIDE(R) TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2000

    PRINCIPAL          SECURITY                                   VALUE
    MUNICIPAL BONDS (98.0%)
--------------------------------------------------------------------------------
     ALABAMA  (8.1%)
     $  2,630,000  Alabama Housing Finance Authority
                      Single-Family Mortgage Revenue Bonds,
                      (Collateralized Home Mortgage Revenue
                      Bond Program), Series 1996-D,
                      6.00%, 2016                             $ 2,653,013
        1,100,000  Birmingham, Alabama General
                      Obligation Unlimited Tax
                      Parking Warrants, Series 1995-A,
                      5.90%, 2018                               1,108,250
        2,000,000  Birmingham, Alabama General
                      Obligation Unlimited Tax
                      Refunding Revenue Bonds, Series 1992-B,
                      6.25%, 2016                               2,050,000
        3,500,000  Birmingham, Alabama Water & Sewer
                      Revenue Warrants, Series 1998-A,
                      4.75%, 2029                               2,865,625
        2,480,000  Birmingham, Alabama Waterworks
                         & Sewer Board Refunding Revenue
                      Bonds, Series 1992, 6.125%, 2012          2,573,000
        2,500,000  Huntsville, Alabama General Obligation
                      Limited Tax Warrants, Series 1992-A,
                      6.00%, 2012                               2,612,500
        1,500,000  Jefferson County, Alabama Sewer
                      Capital Improvement Revenue Warrants,
                      Series A, 5.00%, 2033                     1,275,000
        3,000,000  Jefferson County, Alabama Sewer Capital
                      Improvement Revenue Warrants, Series A,
                      5.125%, 2029                              2,632,500
                                                               ----------
                                                               17,769,888
                                                               ----------

--------------------------------------------------------------------------------
     ARIZONA  (2.0%)
        1,800,000  Mesa, Arizona Industrial Development
                      Authority Revenue Bonds, (Discovery
                      Health Systems), Series A,
                      5.625%, 2029                              1,714,500
        2,500,000  Salt River Project Agricultural
                      Improvement & Power District,
                      Arizona Electric System Revenue Bonds,
                      Series 1992-C, 6.20%, 2012                2,593,750
                                                               ----------
                                                                4,308,250
                                                               ----------
--------------------------------------------------------------------------------
     COLORADO  (2.2%)
          340,000  Colorado Housing Finance Authority
                      Single-Family Housing Revenue Refunding
                      Bonds, Series 1991-A, 7.15%, 2014           351,475
        1,900,000  Denver, Colorado City & County Airport
                      Revenue Bonds, Series B, 5.00%, 2025      1,767,000
        3,000,000  Denver, Colorado City & County Airport
                      Revenue Bonds, Series D, 5.50%, 2025      2,580,000
                                                               ----------
                                                                4,698,475
                                                               ----------

--------------------------------------------------------------------------------
     CONNECTICUT  (2.0%)
        4,115,000  Connecticut Housing Finance Authority
                      Housing Mortgage Finance Program Bonds,
                      Series 1992-B, 6.70%, 2012                4,300,175
                                                               ----------

--------------------------------------------------------------------------------
     DISTRICT OF COLUMBIA  (1.0%)
        2,500,000  District of Columbia General Obligation
                      Unlimited Bonds, Series A, 5.50%, 2029    2,196,875
                                                               ----------


    PRINCIPAL        SECURITY                                     VALUE
    MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------
     GEORGIA  (3.0%)
     $ 1,000,000  Atlanta, Georgia Airport General Obligation
                     Refunding Revenue Bonds, Series A,
                     5.50%, 2026                              $  945,000
       1,000,000  Georgia Local Government Certificates of
                     Participation Grantor Trust, Series 1998-A,
                     4.75%, 2028                                 826,250
       2,750,000  Georgia Municipal Electric Power Authority
                     Revenue Bonds, Series 1991-V,
                     6.60%, 2018                               2,932,188
       1,500,000  Georgia Private College & Universities
                     Authority, Revenue Refunding Bonds,
                     (Mercer University Project), Series A,
                     5.25%, 2025                               1,306,875
         580,000  Georgia Residential Financial Authority
                     Homeownership Mortgage Revenue Bonds,
                     Series A, 7.50%, 2017                       600,399
                                                              ----------
                                                               6,610,712
                                                              ----------

--------------------------------------------------------------------------------
     Illinois  (7.8%)
       3,050,000  Chicago Park District, Illinois General
                     Obligation Unlimited Tax Park Bonds,
                     Series 1996, 5.60%, 2021                  2,928,000
       1,750,000  Illinois Development Finance Authority
                     Revenue Bonds, (Adventist Health
                     Systems / Sunbelt Obligation),
                     5.50%, 2020                               2,460,000
       3,000,000  Illinois Development Finance Authority
                     Revenue Bonds, (Adventist Health
                     Systems / Sunbelt Obligation),
                     5.65%, 2024                               1,426,250
       2,185,000  Illinois Educational Facility Authority
                     Revenue Bonds (Loyola University),
                     Series 1991-A, 7.125%, 2021               2,286,056
       1,000,000  Illinois Housing Development Authority
                     Homeowner Mortgage Revenue Bonds,
                     Series 1994 A-1, 6.45%, 2017              1,023,750
       2,500,000  Illinois State Building, Illinois Sales Tax
                     Revenue Bonds, Series V, 6.375%, 2017     2,612,500
       3,000,000  Illinois State General Obligation Unlimited
                     Tax Bonds, Series 1994, 5.80%, 2019       2,992,500

       1,500,000  Metropolitan Pier & Exposition Authority,
                     Illinois Dedicated State Tax Revenue Bonds,
                     (Mccormick Place Expansion Project),
                     5.50%, 2024                               1,395,000
                                                              ----------
                                                              17,124,056
                                                              ----------

--------------------------------------------------------------------------------
     INDIANA  (3.8%)
       1,000,000  Ball State University Student Fee Revenue
                     Bonds, Series J, 6.20%, 2020              1,018,750
       5,335,000  Indiana State Toll Road Commission
                     East-West Toll Road Revenue Bonds,
                     Series 1980,  9.00%, 2015                 7,122,225
                                                              ----------
                                                               8,140,975
                                                              ----------

--------------------------------------------------------------------------------
     KANSAS  (0.7%)
       1,500,000  Wichita, Kansas Hospital Revenue
              Refunding Bonds, (Facilities Improvements
                     Series XI), 6.75%, 2019                   1,531,875
                                                              ----------


                                                     N A T I O N W I D E   1 7

--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2000


    PRINCIPAL             SECURITY                                  VALUE
    MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------
     KENTUCKY  (1.6%)
      $ 3,250,000  Jefferson County, Kentucky Jewish Hospital
                      Healthcare Services Health Facilities
                      Revenue Bonds, (Jewish Hospital, Inc.),
                      Series 1995, 6.50%, 2015
                                                                  $3,384,063
                                                                 -----------

--------------------------------------------------------------------------------
     MASSACHUSETTS  (1.9%)
        2,525,000  Massachusetts State General Obligation
                      Unlimited Tax Bonds, (Consolidated
                      Loan), Series 1992-B, 6.50%, 2013            2,632,313
        1,700,000  Massachusetts State Health & Educational
                      Facilities Authority, Southcoast Health
                      Systems Revenue Bonds, Series A,
                      4.75%, 2027                                  1,381,250
                                                                 -----------
                                                                   4,013,563
                                                                 -----------

--------------------------------------------------------------------------------
     MICHIGAN  (4.2%)
        3,500,000  Michigan State General Obligation
                      Unlimited Tax Bonds, (Environmental
                      Protection Program), Series 1992,
                      6.25%, 2012                                  3,788,750
        2,000,000  Michigan State Hospital Finance Authority
                      Revenue Bonds, (Ascension Health Credit),
                      Series A, 5.75%, 2018                        1,965,000
        1,500,000  Michigan State Hospital Finance Authority
                      Refunding Revenue Bonds, (Henry Ford
                      Health),  6.00%, 2024                        1,380,000
        1,000,000  Michigan State Hospital Finance Authority
                      Refunding Revenue Bonds, (Henry Ford
                      Health),  Series A, 5.25%, 2020                833,750
        1,150,000  University of Michigan Higher Education
                      Housing Revenue Bonds, Series 1996-A,
                      5.125%, 2015                                 1,086,750
                                                                 -----------
                                                                   9,054,250
                                                                 -----------

--------------------------------------------------------------------------------
     MINNESOTA  (2.1%)
        2,885,000  Minnesota State Housing Finance Agency
                      Single-Family Mortgage Revenue Bonds,
                      Series 1994-K, 6.40%, 2015                   2,957,125
        1,500,000  St. Louis Park Minnesota Independent
                      School District Number 238 General
                      Obligation Unlimited Tax Bonds,
                      5.75%, 2018                                  1,501,875
                                                                 -----------
                                                                   4,459,000
                                                                 -----------

--------------------------------------------------------------------------------
     MISSOURI  (1.0%)
        2,000,000  Missouri State Environmental Improvement
                      & Energy Resources Authority Water
                      Pollution Control Revenue Bonds,
                      6.55%, 2014                                  2,100,000
                                                                 -----------

--------------------------------------------------------------------------------
     NEBRASKA  (2.4%)
        5,000,000  Nebraska Public Power District, Power Supply
                      Systems Revenue Bonds, Series 1993,
                      6.125%, 2015                                 5,237,500
                                                                 -----------


      PRINCIPAL             SECURITY                               VALUE
      MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------
      NEW HAMPSHIRE  (0.7%)
        $ 1,500,000  New Hampshire State Turnpike Systems
                         Refunding Revenue Bonds, 5.75%, 2020    $1,462,500
                                                                -----------

--------------------------------------------------------------------------------
      NEW JERSEY  (1.0%)
          1,000,000  New Jersey State Transportation Trust Fund
                         Authority, Transportation Systems Revenue
                         Bonds, Series A, 5.75%, 2017             1,012,500
          1,000,000  New Jersey State Turnpike Authority Revenue
                         Bonds, Series 1991-C, 6.50%, 2016        1,068,750
                                                                -----------
                                                                  2,081,250
                                                                -----------

--------------------------------------------------------------------------------
      NEW MEXICO  (1.1%)
          2,500,000  Bernalillo County, New Mexico Gross
                         Receipts Tax Revenue Bonds
                         5.25%, 2026                              2,284,375
                                                                -----------

--------------------------------------------------------------------------------
      NEW YORK  (0.9%)
          1,000,000  New York State Local Government Assistance
                         Corporation Revenue Refunding Bonds,
                         Series 1993-E, 6.00%, 2014               1,048,750
          1,000,000  New York, New York City Transitional Finance
                         Authority Future Tax Secured Revenue
                         Bonds, Series B, 5.75%, 2019               990,000
                                                                -----------
                                                                  2,038,750
                                                                -----------

--------------------------------------------------------------------------------
      NORTH CAROLINA  (6.0%)
            425,000  Charlotte-Mecklenberg Hospital Authority,
                         North Carolina Health Care Systems
                         Revenue Bonds, Series 1992,
                         6.25%, 2020                                425,531
          1,000,000  Cumberland County, North Carolina Hospital
                         Facilities Revenue Bonds, (Cumberland
                         County Hospital Systems, Inc.),
                         5.25%, 2019                                852,500
          1,940,000  North Carolina Housing Finance Agency,
                         Single-Family Revenue Bonds, Series A,
                         6.25%, 2017                              1,976,374
          1,251,000  North Carolina Housing Finance Agency,
                         Single-Family Revenue Bonds, Series J,
                         7.40%, 2022                              1,276,045
          1,015,000  North Carolina Housing Finance Agency,
                         Single-Family Revenue Bonds, Series N,
                         7.40%, 2028                              1,042,588
          2,500,000  North Carolina Medical Care Commission
                         Hospital Revenue Bonds, (Firsthealth of
                         the Carolinas), 4.75%, 2026              2,003,125
          4,300,000  North Carolina Medical Care Commission
                         Hospital Revenue Bonds, (Gaston Health
                         Care), 5.00%, 2029                       3,461,500
          2,000,000  North Carolina Medical Care Commission
                         Hospital Revenue Refunding Bonds, (North
                         Carolina Baptist Hospitals Project),
                         Series 1992-A, 6.375%, 2014              2,037,500
                                                                -----------
                                                                 13,075,163
                                                                -----------

1 8   N A T I O N W I D E

                                                          [PICTURE OF SMALL AREA
                                                             ON U.S. CURRENCY]

STATEMENT OF INVESTMENTS NATIONWIDE(R) TAX-FREE INCOME FUND (CONTINUED)
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2000

    PRINCIPAL           SECURITY                                 VALUE
    MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------
     OHIO  (1.6%)
      $ 1,100,000  Franklin County, Ohio Hospital Refunding
                      & Improvement Revenue Bonds,
                      (The Children's Hospital Project),
                      Series 1996-A, 5.75%, 2020               $1,050,500
        1,000,000  Hamilton, Ohio City School District General
                      Obligation Bonds, Series A, 5.50%, 2019     957,500
        1,500,000  Montgomery County, Ohio Hospital Revenue
                      Bonds, (Kettering Medical Center),
                      6.75%, 2018                               1,413,750
                                                              -----------
                                                                3,421,750
                                                              -----------

--------------------------------------------------------------------------------
     PENNSYLVANIA  (3.6%)
        1,500,000  Pennsylvania Housing Finance Agency
                      Rental Housing Refunding Revenue
                      Bonds, Issue 1992, 6.25%, 2007            1,539,375
        4,055,000  Pennsylvania Housing Finance Agency
                      Rental Housing Refunding Revenue
                      Bonds, Issue 1992, 6.40%, 2012            4,166,512
        2,000,000  Pennsylvania State Turnpike Commission,
                      Oil Franchise Tax Revenue Bonds,
                      Series A, 6.00%, 2014                     2,112,500
                                                              -----------
                                                                7,818,387
                                                              -----------

--------------------------------------------------------------------------------
     SOUTH CAROLINA  (6.7%)
        4,980,000  Charleston, South Carolina Waterworks
                      & Sewer System Refunding & Capital
                      Improvement Revenue Bonds,
                      Series 1991, 6.00%, 2018                  5,029,800
        3,075,000  South Carolina State Housing Finance
                      & Development Authority Homeownership
                      Mortgage Purchase Bonds, Series 1994-A,
                      6.375%, 2016                              3,194,156
        1,500,000  South Carolina State Housing Finance
                      & Development Authority Multi-Family
                      Revenue Refunding Bonds, Series 1992-A,
                      6.875%, 2023                              1,548,750
        1,000,000  South Carolina State Public Service
                      Authority Revenue Bonds, Series A,
                      5.50%, 2022                                 947,500
        3,000,000  South Carolina Transportation Infrastructure
                      Revenue Bonds, Series A, 5.375%, 2024     2,775,000
        1,000,000  Spartanburg, South Carolina Water System
                      Revenue Bonds, Series 1996,
                      6.10%, 2006                               1,055,000
                                                              -----------
                                                               14,550,206
                                                              -----------

--------------------------------------------------------------------------------
     TENNESSEE  (2.7%)
        1,040,000  Nashville & Davidson County, Tennessee
                      Health & Educational Facilities Revenue
                      Bonds, (Meharry Medical College New
                      Collateralized), Series 1979,
                      7.875%, 2004                              1,095,900
        4,200,000  Shelby County, Tennessee Educational
                      & Housing Facilities Board Revenue
                      Bonds, (St. Judes Childrens Research),
                      5.375%, 2024                              3,732,750



    PRINCIPAL              SECURITY                                 VALUE
    MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------

    TENNESSEE  (CONTINUED)
       $ 1,000,000  Shelby County, Tennessee Health Educational
                         & Housing Facilities Board Revenue
                         Bonds, (St. Judes Childrens Research),
                         6.00%, 2014                              $1,002,500
                                                                  ----------
                                                                   5,831,150
                                                                  ----------

--------------------------------------------------------------------------------
     TEXAS  (15.4%)
         2,325,000  Beaumont Independent School District,
                         Texas General Obligation Unlimited Tax
                         School Building Bonds, Series 1996,
                         5.00%, 2016                               2,150,625
         1,300,000  Collin County, Texas Permanent Improvement
                         General Obligation Limited Tax Bonds,
                         Series A, 5.50%, 2019                     1,252,875
         2,000,000  Comal, Texas Independent School District
                         General Obligation Unlimited Tax School
                         Building and Refunding Bonds,
                         5.625%, 2019                              1,950,000
         2,300,000  Fort Bend Independent School District,
                         Texas General Obligation Unlimited Tax
                         Bonds, Series 1996, 5.00%, 2018           2,084,375
         1,350,000  Fort Worth, Texas General Obligation Limited
                         Tax Bonds, 5.625%, 2017                   1,336,500
         1,000,000  Gulf Coast Waste Disposal Authority
                         Texwaste Disposal Revenue Bonds, (Valero
                         Energy Corp. Project), 5.70%, 2032          831,250
         5,325,000  Harris County, Texas Health Facilities
                         Development Corporation Revenue School
                         Health Care Systems, Series B,
                         5.75%, 2027                               5,211,844
           935,000  Houston Texas Water & Sewer Systems
                         Junior Lien Partially Refunded Revenue
                         Bonds Series C, 6.375%, 2017                954,869
         1,500,000  Houston, Texas Independent School District
                         General Obligation Limited Tax School
                         House Refunding Bonds, Series 1997,
                         5.375%, 2017                              1,440,000
         7,000,000  Houston, Texas Independent School District
                      General Obligation Limited Tax School
                         House Refunding Bonds, Series 1997,
                         5.375%, 2017                              5,775,000
            65,000  Houston, Texas Water & Sewer Junior Lien
                         Revenue Refunding Bonds, Series 1991-C,
                         6.375%, 2017                                 67,925
         1,245,000  Lower Colorado River Authority, Texas Junior
                         Lien Refunding Revenue Bonds, Escrowed
                         Series 1992, 6.00%, 2017                  1,296,356
           515,000  Lower Colorado River Authority, Texas Junior
                         Lien Refunding Revenue Bonds, Unrefunded
                         Series 1992, 6.00%, 2017                    524,656

           650,000  Lower Colorado River Authority, Texas Junior
                         Lien Refunding Revenue Bonds, Unrefunded
                         Series 1992, 6.00%, 2017                    662,188

         1,250,000  Port Corpus Christi, Texas Industrial
                         Development Corporation Revenue
                         Refunding Bonds, (Valero Energy Corp.),
                         Series 1998-A, 5.45%, 2027                1,043,750



                                                     N A T I O N W I D E   1 9

--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2000

    PRINCIPAL           SECURITY                                 VALUE
    MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------
     TEXAS  (CONTINUED)

      $ 1,000,000  Texas State Water Development Board
                      Revolving Fund Senior Lien revenue
                      Bonds, Series B, 5.00%, 2019            $   888,750
        2,415,000  Texas State Water Development General
                      Obligation Unlimited Tax Bonds,
                      Series 1994, 6.90%, 2017                  2,550,843
          760,000  Texas State Water Development General
                      Obligation Unlimited Tax Bonds,
                      Series 1994, 6.90%, 2017                    813,200
        2,655,000  Weatherford, Texas Independent School
                      District General Obligation Unlimited
                      Tax School Building and Refunding Bonds,
                      Series 1994, 6.50%, 2015                  2,817,619
                                                              -----------
                                                               33,652,625
                                                              -----------

--------------------------------------------------------------------------------
     UTAH  (0.5%)
        1,000,000  Utah State Housing Finance Agency
                      Multi-Family Housing Revenue Refunding
                      Bonds, (Cottonwoods Apartment Project),
                      Issue 1995, 6.30%, 2015                   1,016,250
                                                              -----------

--------------------------------------------------------------------------------
     VERMONT  (0.9%)
        2,000,000  Vermont Educational & Health Buildings
                      Financing Agency Revenue Bonds,
                      (Fletcher Allen Health), Series A,
                      6.00%, 2023                               1,995,000
                                                              -----------

--------------------------------------------------------------------------------
     VIRGINIA  (5.7%)
          940,000  Fairfax County, Virginia Water Authority
                      Revenue Refunding Bonds, Series 1992,
                      6.00%, 2022                                 950,575
        1,205,000  Henrico County, Virginia Water & Sewer
                      System Refunding Revenue Bonds,
                      Series 1994, 5.875%, 2014                 1,230,606
        2,900,000  Virginia Housing Development Authority
                      Commonwealth Mortgage Revenue Bonds,
                      Subseries C-7, 6.30%, 2015                2,939,875
        1,000,000  Virginia Housing Development Authority
                      Commonwealth Mortgage Revenue Bonds,
        1,930,000  Virginia Housing Development Authority
                      Commonwealth Mortgage Revenue Bonds,
                      Series 1995-B-3, 6.35%, 2016              1,973,425
        2,000,000  Virginia Housing Development Authority
                      Commonwealth Mortgage Revenue Bonds,
                      Series 1992-A, 7.10%, 2022                2,055,000
        2,000,000  Virginia State Public School Authority
                      Revenue Bonds, Series A, 6.20%, 2013      2,092,500
                                                              -----------
                                                               12,264,481
                                                              -----------

  PRINCIPAL           SECURITY                               VALUE
  MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------
 WASHINGTON  (6.0%)
     $ 6,405,000  Central Puget Sound, Washington Regional
                      Transit Authority Sales Tax & Motor
                      Bonds, 4.75%, 2028                     $  5,228,081
       4,000,000  Seattle, Washington Water Systems
                      Revenue Bonds, 5.375%, 2029               3,600,000
       3,500,000  Washington State Motor Vehicle Fuel Tax
                      General Obligation Unlimited Tax Bonds,
                      Series 1997-D, 5.375%, 2022               3,241,875
       1,000,000  Washington State Motor Vehicle Fuel Tax
                      General Obligation Unlimited Tax Bonds,
                      Series C, 5.80%, 2017                     1,005,000
                                                             ------------
                                                               13,074,956
                                                             ------------

 WISCONSIN  (1.4%)
       2,000,000  Wisconsin State General Obligation
                      Unlimited Tax Bonds, Series 1992-A,
                      6.30%, 2011                               2,057,500
       1,000,000  Wisconsin State Transportation Revenue
                      Bonds, Series A, 5.50%, 2012              1,018,750
                                                             ------------
                                                                3,076,250
                                                             ------------
      TOTAL INVESTMENTS (cost $215,365,327)                  $212,572,750
                                                             ============


PORTFOLIO HOLDING PERCENTAGES REPRESENT MARKET VALUE AS A PERCENTAGE OF NET ASSETS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


Distribution of investments, as a percentage of total investment in Series 1995-B-3, 6.35%, 2015 1,022,500 securities at value, is as follows:


       INDUSTRY                            PERCENT %        MKT. VALUE
--------------------------------------------------------------------------------

   County/City School Districts               6.8%        $  14,357,500
   Education                                  5.9%           12,603,550
   Electric Utilities                         5.1%           10,763,438
   Hospitals                                 17.4%           36,982,838
   Housing                                   18.5%           39,423,037
   Miscellaneous                              5.0%           10,673,700
   Political Subdivision - Cities/Counties    3.9%            8,360,125
   States, Territories and Possessions        9.4%           19,994,812
   Transportation                            13.9%           29,477,306
   Water, Sewer and Combined Utilities       14.1%           29,936,444
                                                          -------------
                                            100.0%        $ 212,572,750
                                                          =============



2 0    N A T I O N W I D E

                                                          [PICTURE OF SMALL AREA
                                                             ON U.S. CURRENCY]
NATIONWIDE(R) MUTUAL FUNDS
--------------------------------------------------------------------------------

LONG-TERM U.S. GOVERNMENT
BOND FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE

     For the six-month period ended April 30, 2000, the Nationwide Long-Term U.S. Government Bond Fund (Class D) returned 2.37%(*). The Merrill Lynch Government Master Index returned 2.30% while the Lehman Brothers Long-Term U.S. Government Index returned 4.54%. The benchmark index was changed to the Lehman Index, which includes all U.S. Treasury securities with maturities greater than 10 years, from the Merrill Index on March 1.

     The Fund returned a blended performance of the two indices, as the major theme of the period was restructuring Fund positions in such a way as to minimize the impact of the gradual lengthening of the Fund to a much longer average maturity.

     The top-performing position in the Fund were U.S. Treasury bonds maturing in 2019. The worst performance came from Federal National Mortgage Association (Series #381019). This is a mortgage bond backed by multifamily properties, which suffered with all mortgage product during the first quarter. While most positions in this security were eliminated during the quarter, the portfolio manager was working to obtain better sale prices on the two remaining mortgage posi- tions in the Fund.

     As mentioned, the major change in this Fund was the change to a long-term index. This change added approximately five years of duration to the Fund, and the portfolio manager tried to add approximately a year each week during March to allow current shareholders to adjust to much greater volatility levels. The work is close to complete, and Fund holdings will more closely match the Lehman Index when the mortgage positions are sold.

GARY R. HUNT, CFA - PORTFOLIO MANAGER

(*) PERFORMANCE WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS REINVESTED.

FUND VALUE $33,455,698


    PORTFOLIO COMPOSITION
    (Subject to Change)


                                  [PIE CHART]

    Repurchase Agreement  5.2%

    U.S. Government Obligations  93.9%



    AVERAGE ANNUAL (COMPOUND) TOTAL RETURN(+)
    (For Periods Ended April 30, 2000)

            Class A(*)             Class B(*)              Class D
    Years   w/o SC(**)    w/SC(1)  w/o SC(**)   w/SC(2)   w/o SC(**)   w/SC(1)
--------------------------------------------------------------------------------
      1        0.95%      -3.57%      0.42%     -4.29%       1.18%     -3.35%
--------------------------------------------------------------------------------
      5        6.64%       5.66%      6.37%      6.06%       6.73%      5.76%
--------------------------------------------------------------------------------
      10       8.04%       7.55%      7.91%      7.91%       8.09%      7.60%
--------------------------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

(*) These returns include performance achieved prior to the creation of the class (5/11/98), excluding the effect of the 0.25% (Class A) or 0.85% (Class B) 12b-1 fee. Had Class A or B been in existence for all of the time periods presented, the Fund's performance for such classes would have been lower as a result of the additional expenses.
(**) These returns do not reflect the effects of a sales charge.
1    A 4.50% front-end sales charge was deducted.
2 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
+    See legend on inside back cover.
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.


                                                      N A T I O N W I D E   2 1

STATEMENT OF INVESTMENTS NATIONWIDE(R) LONG-TERM GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2000


     PRINCIPAL          SECURITY                                VALUE
    U.S. GOVERNMENT SPONSORED AND AGENCY
    OBLIGATIONS (93.9%)
--------------------------------------------------------------------------------
    GOVERNMENT - MORTGAGE-BACKED (10.9%)
      $ 1,960,280  FNMA Pool 380311, 6.30%, 05/01/13           1,816,563
        1,972,955  FNMA Pool 381019, 6.27%, 12/01/08           1,845,743
                                                              ----------
                                                               3,662,306
                                                              ----------

--------------------------------------------------------------------------------
    GOVERNMENT -  AGENCY  (19.6%)
        1,150,000   FHLB, 6.37%, 12/04/17                      1,038,023
        5,000,000  Resolution Funding STRIPS, 0.00%, 07/15/13  2,080,795
       12,000,000  Resolution Funding STRIPS, 0.00%, 10/15/19  3,443,868
                                                              ----------
                                                               6,562,686
                                                              ----------

--------------------------------------------------------------------------------
    GOVERNMENT-TREASURY  (63.40%)
       10,000,000  U.S. Treasury Note, 11.25%, 02/15/15       14,628,131
        5,500,000  U.S. Treasury Bond, 8.125%, 08/15/19        6,605,159
                                                              ----------
                                                              21,233,290
                                                              ----------
C
      TOTAL U.S. GOVERNMENT SPONSORED AND
      AGENCY OBLIGATIONS (cost $30,838,471)                   31,458,282
                                                              ----------


       PRINCIPAL        SECURITY                                VALUE
       REPURCHASE AGREEMENT (5.2%)
--------------------------------------------------------------------------------
        $1,723,000  Fifth Third Bank 5.78%, 05/01/00,
                    Collateralized by $845,256 FNMA Pool #303741,
                    7.00%, 02/01/11 and $999,000 FNMA Pool
                    #4060067, 6.50%, 08/01/24, market value      $1,723,000
                                                               ------------
                      (cost $1,723,000)

      TOTAL INVESTMENTS (cost $33,172,092)                      $33,181,282
                                                               ============


--------------------------------------------------------------------------------
   The abbreviations in the above statement stand for the following:

            FHLB    Federal Home Loan Bank
            FNMA    Federal National Mortgage Corp.
          STRIPS    Separate Trading of Registered Interest and
                        Principal Securities

PORTFOLIO HOLDING PERCENTAGES REPRESENT MARKET VALUE AS A PERCENTAGE OF NET ASSETS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



2 2   N A T I O N W I D E

                                                          [PICTURE OF SMALL AREA
                                                             ON U.S. CURRENCY]

Nationwide(R) Mutual Funds
--------------------------------------------------------------------------------
                                                                [ART BACKGROUND]
INTERMEDIATE U.S. GOVERNMENT
BOND FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE

     For the six-month period ended April 30, 2000, the Nationwide Intermediate U.S. Government Bond Fund (Class D) returned 1.64%(*) vs. a return of 2.30% for the Merrill Lynch Government Master Index, the benchmark index.

     The Fund underperformed the benchmark due to the poor performance of U.S. government agency notes and mortgage-backed bonds during the period. The available yields on these instruments widened over comparable U.S. Treasury securities considerably, and these higher yields may add to performance in the coming periods. Also, the Treasury yield-curve inversion hurt performance. The Federal Reserve continued to raise short-term rates while the Treasury bought back longer-term debt due to the budget surplus, and this situation resulted in better performance for securities with maturities of 10 years and longer, where the Fund was underweighted.

     The top-performing position in the Fund was U.S. Treasury bonds maturing in February 2019. Federal Home Loan Mortgage Corp. (Series 1560-PN) was the worst performing position in the Fund. This position was impacted by the poor performance of mortgage securities and is the longest average life mortgage position in the Fund. The largest position in the Fund is a block of callable U.S. Treasury securities maturing in 2013, a position that performed well during the period.

     Major portfolio changes during the quarter included increasing Treasury positions in the long end of the curve. I expect the budget surplus to be larger than expected, leading to increased Treasury buy- backs. Although the yield on these bonds is considerably less than intermediate notes, they would outperform intermediates under this scenario. Also, I swapped out of non-callable into deep discount callable Agencies in the short end of the yield curve. The additional yield on these callable agencies should allow for better returns as the Federal Reserve continues to raise rates.

     When I sense the Federal Reserve is nearing the end of this tight ening cycle I intend to sell the longer Treasury bonds in favor of inter mediate Treasury and Agency notes. These changes should allow the Fund to perform well in an environment of stable or falling interest rates.

GARY R. HUNT, CFA - PORTFOLIO MANAGER

(*) PERFORMANCE WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS REINVESTED.

FUND VALUE $104,942,358


     PORTFOLIO COMPOSITION
     (Subject to Change)

                                  [PIE CHART]

             Repurchase Agreement  13.3%

             U.S. Government Obligations  86.7%



     AVERAGE ANNUAL (COMPOUND) TOTAL RETURN(+)
     (For Periods Ended April 30, 2000)

            CLASS A(*)               CLASS B(*)             CLASS D
     YEARS  W/O SC(**)    W/SC(1)    W/O SC(**)   W/SC(2)   W/O SC(**)   W/SC(1)
--------------------------------------------------------------------------------
       1        0.88%     -3.65%        0.26%     -4.51%       1.01%     -3.52%
--------------------------------------------------------------------------------
       5        6.29%      5.32%        6.03%      5.71%       6.38%      5.41%
--------------------------------------------------------------------------------
       Life     5.94%      5.35%        5.79%      5.79%       6.00%      5.41%
--------------------------------------------------------------------------------

Life of the Fund is since 2/10/92.

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

 (*) These returns include performance achieved prior to the creation of the class (5/11/98), excluding the effect of the 0.25% (Class A) or 0.85% (Class B) 12b-1 fee. Had Class A or B been in existence for all of the time periods presented, the Fund's performance for such classes would have been lower as a result of the additional expenses.
(**)  These returns do not reflect the effects of a sales charge.
  1   A 4.50% front-end sales charge was deducted.
  2 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years. + See legend on inside back cover.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

                                                      N A T I O N W I D E   2 3

STATEMENT OF INVESTMENTS NATIONWIDE(R) INTERMEDIATE U.S. GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2000

    PRINCIPAL          SECURITY                                  VALUE
    U.S. GOVERNMENT SPONSORED AND AGENCY
    OBLIGATIONS (86.7%)
--------------------------------------------------------------------------------
     GOVERNMENT - AGENCY (12.1%)
      $ 3,250,000  FHLB, 5.54%, 04/21/03                       $3,102,043
        3,000,000  FHLB, 5.19%, 10/20/03                        2,811,207
        1,900,000  FHLB, 5.425%, 01/29/04                       1,783,994
        1,000,000  Federal Farm Credit, 7.16%, 05/15/06           994,551
        2,000,000  FHLB, 6.945%, 03/26/07                       1,957,326
        2,000,000  FHLB, 6.53%, 07/23/07                        1,909,990
        7,500,000  Resolution Funding STRIPS, 0.00%, 10/15/13   3,072,368
       10,000,000  Resolution Funding STRIPS, 0.00%, 10/15/19   2,869,890
                                                               ----------

      TOTAL GOVERNMENT - AGENCY (cost $ 19,451,786 )           18,501,369
                                                               ----------

--------------------------------------------------------------------------------
     GOVERNMENT - SPONSORED MORTGAGE-BACKED OBLIGATIONS (37.8%)
        3,000,000  FHLMC, 5.98%, 12/08/05                       2,820,054
        2,945,660  FHLMC REMIC, Series 1462-PT,
                      7.50%, 01/15/03                           2,939,966
        3,000,000  FHLMC REMIC, Series 1313-G,
                      7.25%, 06/15/07                           2,989,170
        1,000,000  FHLMC REMIC, Series 1512-HB,
                      6.50%, 02/15/08                             957,650
        1,972,955  FNMA Pool 381019, 6.27%,
                      12/01/08                                  1,845,743
        2,000,000  FHLMC REMIC, Series 1560-PN,
                      7.00%, 12/15/12                           1,927,140
        5,000,000  FHLMC REMIC, Series 1688-J,
                      6.00%, 12/15/13                           4,701,950
        5,000,000  FHLMC REMIC, Series 2134-PT,
                      6.00%, 07/15/14                           4,827,250
          931,768  FNMA, Pool #73341, 6.31%, 01/01/06             876,060
          979,764  FNMA, Pool #380488, 6.10%, 07/01/08            896,613
        4,912,878  FNMA, Pool #460221, 6.32%, 04/01/14          4,634,621
          739,393  FNMA REMIC, Series 92-126, 8.00%,
                      07/25/02                                    744,724
        2,500,000  FNMA REMIC, Series 67-PL, 6.50%, 10/18/12    2,351,987
          142,525  FNMA REMIC, Series 25-B, 9.25%, 10/25/18       148,294
          822,626  FNMA REMIC, Series 7-B, 8.50%, 01/25/20        835,458
        4,871,567  FNMA REMIC, Series G92-42 Z,
                      7.00%, 07/25/22                           4,679,481
                                                               ----------
      TOTAL GOVERNMENT - MORTGAGE-BACKED OBLIGATIONS
                      (cost $ 38,999,479 )                     38,176,161
                                                               ----------

     GOVERNMENT TREASURY (32.3%)
       15,000,000  U.S. Treasury Bond, 12.0%, 08/15/13         20,057,820
        6,000,000  U.S. Treasury Bond, 8.875%, 02/15/19         7,668,750
        4,000,000  U.S. Treasury Note, 11.25%, 02/15/15         5,851,252
                                                               ----------
      TOTAL GOVERNMENT TREASURY (cost $ 33,014,589 )           33,577,822
                                                               ----------

      TOTAL U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS
                      (cost $91,465,854)                       90,255,352
                                                               ----------


      PRINCIPAL        SECURITY                                VALUE
      REPURCHASE AGREEMENT (13.3%)
--------------------------------------------------------------------------------
     $13,830,000  Warburg Dillon Read 5.70%,05/01/00,
                  Collateralized by $11,377,000
                  U.S. Treasury Bond, 8.00%, 11/15/21,
                  market value $14,107,480
                  (cost $13,830,000)                        $13,830,000
                                                          -------------

  TOTAL INVESTMENTS (cost $105,295,854)                   ($104,085,352)
                                                          =============


--------------------------------------------------------------------------------
The abbreviations in the above statement stand for the following:

         FHLB    Federal Home Loan Bank
         FHLMC   Federal Home Loan Mortgage Corp.
         FNMA    Federal National Mortgage Corp.
         REMIC   Real Estate Mortgage Investment Conduit
         STRIPS   Separate Trading of Registered Interest and
                      Principal Securities

PORTFOLIO HOLDING PERCENTAGES REPRESENT MARKET VALUE AS A PERCENTAGE OF NET ASSETS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




2 4    N A T I O N W I D E

NATIONWIDE (R) MUTUAL FUNDS
--------------------------------------------------------------------------------

MONEY MARKET FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

     For the six-month period ended April 30, 2000, the Nationwide Money Market Fund (Prime shares) returned 2.64%(*) vs. a return of 2.45% for the Consumer Price Index, the benchmark index.

     The Federal Open Market Committee increased the Federal Funds level three times since November 1, 1999. On November 16, 1999, the Federal Funds rate increased to 5.50% from 5.25%. On February 2, 2000, the Federal Funds rate increased to 5.75%, and Fed Funds rose to 6% on March 21, 2000. At the February 2 meeting the Committee switched from a neutral bias to an inflationary bias on the Federal Funds rate.

     Because of the expectations for increasing rates of return, the average maturity of the Fund remained around 30 days. This allowed the Fund to take advantage of higher returns and had a significant impact on performance.

     Asset-backed securities have been a good performer for the Fund. These issues generally provide from two to five basis points in additional return. The Fund's research department does a thorough analysis on each issuer approved for investment and continuously monitors the creditworthiness of all creditors.

     Government and Agency securities generally provide modestly lower returns, but approximately 4% to 5% of the Fund was invested in this asset class for diversification and liquidity.

PATRICIA A. MYNSTER - PORTFOLIO MANAGER

(*) PERFORMANCE WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS REINVESTED.

FUND VALUE $1,373,104,111

  PORTFOLIO COMPOSITION
  (Subject to Change)

                                  [PIE CHART]

          U.S. Government Obligations  4.8%

          Corporate Notes  0.4%

          Commercial Paper  94.4%




  AVERAGE ANNUAL (COMPOUND) TOTAL RETURN(+)
  (For Periods Ended April 30, 2000)

  YEARS              PRIME SHARES                SERVICE CLASS(*),(**)
--------------------------------------------------------------------------------
      1                   5.00%                          4.90%
--------------------------------------------------------------------------------
      5                   5.06%                          5.03%
--------------------------------------------------------------------------------
     10                   4.75%                          4.74%
--------------------------------------------------------------------------------

There is no sales charge on the shares of the Money Market Fund. Past performance is no guarantee of future results.

 (*) Service Shares were first offered to the public on January 4, 1999. These shares were formerly known as Class R shares.
 (+)   See legend on inside back cover.
(**) Performance includes that of the Prime Shares, which was achieved prior to the creation of all of the shares on January 4, 1999. Had this class been in existence for the time period presented, the performance would have been lower as a result of additional expenses.
An investment in the Money Market Fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                                       N A T I O N W I D E   2 5

SCHEDULE OF PORTFOLIO INVESTMENTS NATIONWIDE(R) MONEY MARKET FUND
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2000


    PRINCIPAL           SECURITY                                  VALUE
    CANADIAN GOVERNMENT OBLIGATIONS (0.0%)
--------------------------------------------------------------------------------
     BRITISH COLUMBIA (PROVINCE) (0.0%)
      $   254,000    6.05%, 06/01/00                           $   252,677
                                                               -----------
     TOTAL CANADIAN GOVERNMENT OBLIGATIONS (COST $252,677)         252,677
                                                               -----------


    CERTIFICATES OF DEPOSIT  (0.4%)
--------------------------------------------------------------------------------
        5,000,000    J.P. Morgan & Co 6.80%, 04/16/01            5,000,000
                                                               -----------
      TOTAL CERTIFICATES OF DEPOSIT (cost $5,000,000)            5,000,000
                                                               -----------


    COMMERCIAL PAPER  (94.4%)
--------------------------------------------------------------------------------
    ASSET BACKED SECURITIES  (8.2%)

                    Delaware Funding
                      (Private Placement*)  (3.6%)
       10,000,000    6.05%, 06/08/00                             9,936,139
       20,000,000    6.06%, 06/13/00                            19,855,233
       10,000,000    6.08%, 06/16/00                             9,922,311
       10,000,000    6.10%, 06/21/00                             9,913,583
                                                               -----------
                                                                49,627,266
                                                               -----------

                    Falcon Asset Securitization Corp.
                      (Private Placement*)  (1.7%)
        8,000,000    6.06%, 05/02/00                             7,998,653
        5,000,000    6.03%, 05/24/00                             4,980,738
       10,000,000    6.03%, 05/25/00                             9,959,800
                                                               -----------
                                                                22,939,191
                                                               -----------

                    Preferred Receivables Funding
                      (Private Placement*) (2.2%)
       10,000,000    6.04%, 05/30/00                             9,951,264
       10,000,000    6.05%, 05/31/00                             9,949,583
        2,600,000    6.13%, 06/01/00                             2,586,276
        8,000,000    6.16%, 07/20/00                             7,890,489
                                                               -----------
                                                                30,377,612
                                                               -----------

                    Variable Funding Capital Corp.
                      (Private Placement*)  (0.7%)
       10,000,000    6.06%, 05/23/00                             9,962,967
                                                               -----------
                                                               112,907,036
                                                               -----------

--------------------------------------------------------------------------------
     AUTO/FINANCE  (10.7%)
                    American Honda Finance Corp.  (3.8%)
       22,366,000    5.87-5.89%, 05/01/00                       22,366,000
        5,000,000    5.90%, 05/15/00                             4,988,528
       13,388,000    6.10%, 06/08/00                            13,301,796
       11,500,000    6.03%, 06/13/00                            11,417,171
                                                               -----------
                                                                52,073,495
                                                               -----------

                    Ford Motor Credit Co. (3.0%)
       20,000,000    5.97%, 05/05/00                            19,986,734
       20,000,000    6.00%, 05/12/00                            19,963,333
          599,000    5.98%, 05/17/00                               597,408
                                                               -----------
                                                                40,547,475
                                                               -----------

                    General Motors Acceptance Corp.  (3.9%)
       10,000,000    6.03%, 05/24/00                             9,961,475
       20,000,000    5.98%, 05/30/00                            19,903,656
       20,000,000    6.07%, 05/31/00                            19,898,833
        5,000,000    6.14%, 07/13/00                             4,937,747
                                                               -----------
                                                                54,701,711
                                                               -----------
                                                               147,322,681
                                                               -----------

      PRINCIPAL           SECURITY                                 VALUE
      COMMERCIAL PAPER  (CONTINUED)
--------------------------------------------------------------------------------
      BANKS  (11.2%)
                      Citicorp  (3.2%)
        $15,000,000     6.02%, 05/02/00                       $  14,997,492
         30,000,000     6.15%, 06/02/00                          29,836,711
                                                                -----------
                                                                 44,834,203
                                                                -----------
                      First Union Corp.  (0.7%)
         10,000,000     6.03%, 06/14/00                           9,926,300
                                                                -----------
                      National City Credit Corp.  (2.9%)
         25,000,000     6.02%, 05/11/00                          24,958,194
         15,000,000     6.02-6.03%, 05/26/00                     14,937,292
                                                                -----------
                                                                 39,895,486
                                                                -----------
                      State Street Corp.  (1.5%)
         20,000,000     6.01%, 05/25/00                          19,919,867
                                                                -----------
                      Wells Fargo & Co.  (2.9%)
         40,000,000     6.06%, 05/30/00                          39,804,733
                                                                -----------
                                                                154,380,589
                                                                -----------

--------------------------------------------------------------------------------
        BROKER/DEALERS  (10.0%)

                      Bear Stearns Cos., Inc.  (2.6%)
          5,000,000     5.94%, 05/03/00                           4,998,364
          5,000,000     5.93%, 05/15/00                           4,988,469
          5,422,000     6.03%, 06/09/00                           5,386,581
          5,000,000     6.12%, 06/12/00                           4,964,300
         10,000,000     6.14%, 07/06/00                           9,887,433
          5,000,000     6.2425% Variable, 07/26/00(**)            5,000,000
                                                                -----------
                                                                 35,225,147
                                                                -----------

                      Goldman Sachs  (2.0%)
         27,388,000     5.99%, 05/26/00                          27,274,074
                                                                -----------
                      Merrill Lynch & Co.  (2.6%)
         20,000,000     6.01%, 05/10/00                          19,969,950
            986,000     6.06%, 06/19/00                             977,867
         15,000,000     6.05%, 06/23/00                          14,866,396
                                                                -----------
                                                                 35,814,213
                                                                -----------
                      Salomon Smith Barney Holdings  (2.8%)
         10,000,000     5.97%, 05/01/00                          10,000,000
         28,656,000     6.06%, 06/09/00                          28,467,873
                                                                 38,467,873
                                                                -----------
                                                                136,781,307
                                                                -----------

--------------------------------------------------------------------------------
    CAPTIVE FINANCING  (2.9%)
                      Prudential Funding Corp.  (2.9%)
         40,000,000     6.04%, 06/12/00                          39,718,133
                                                                -----------
--------------------------------------------------------------------------------
   CHEMICALS  (0.7%)
                      PPG Industries  (0.7%)
          9,374,000     6.06%, 05/31/00                           9,326,896
                                                                -----------
--------------------------------------------------------------------------------
    CONSUMER PRODUCTS  (1.9%)

                      Clorox Co.  (1.9%)
          2,000,000     6.10%, 06/28/00                           1,980,344
         25,000,000     6.08%, 07/06/00                          24,721,334
                                                                -----------
                                                                 26,701,678
                                                                -----------

2 6    N A T I O N W I D E

--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2000

     PRINCIPAL        SECURITY                                 VALUE
    COMMERCIAL PAPER  (CONTINUED)
--------------------------------------------------------------------------------
     CONSUMER SALES FINANCE  (13.6%)

                    American Express Credit Corp.  (3.6%)
      $40,204,000    5.99%, 05/05/00                       $  40,177,197
       10,000,000    5.99%, 05/16/00                           9,975,042
                                                             -----------
                                                              50,152,239
                                                             -----------

                    American General Finance Corp.  (3.8%)
        8,645,000    6.03%, 05/08/00                           8,634,864
       30,000,000    6.05%, 05/09/00                          29,959,666
       10,000,000    6.04%, 06/13/00                           9,927,856
        5,000,000    6.05%, 07/07/00                           4,943,701
                                                             -----------
                                                              53,466,087
                                                             -----------

                    Associates First Capital BV  (2.9%)
       10,000,000    6.06%, 05/31/00                           9,949,500
       30,000,000    6.04%, 06/15/00                          29,773,500
                                                             -----------
                                                              39,723,000
                                                             -----------

                    Norwest Financial, Inc.  (3.3%)
       40,000,000    6.00%, 05/10/00                          39,940,000
        5,000,000    6.05%, 06/01/00                           4,973,951
                                                             -----------
                                                              44,913,951
                                                             -----------
                                                             188,255,277
                                                             -----------

--------------------------------------------------------------------------------

     DIVERSIFIED FINANCE  (11.3%)

                    CIT Group, Inc.  (2.8%)
       14,000,000    6.02%, 05/15/00                          13,967,224
       25,000,000    6.07%, 06/01/00                          24,869,327
                                                             -----------
                                                              38,836,551
                                                             -----------

                    General Electric Capital Corp.  (3.4%)
       10,000,000    6.05%, 06/05/00                           9,941,181
       13,139,000    6.08%, 06/09/00                          13,052,458
       15,000,000    6.04%, 06/12/00                          14,894,299
          112,000    6.08%, 06/30/00                             110,865
       10,000,000    6.11%, 07/03/00                           9,893,075
                                                             -----------
                                                              47,891,878
                                                             -----------

                    Heller Financial, Inc. (3.3%)
       20,000,000    6.13%, 05/04/00                          19,989,783
       25,000,000    6.12%, 06/05/00                          24,851,250
                                                             -----------
                                                              44,841,033
                                                             -----------

                    Household Finance Corp.  (1.8%)
       15,000,000    6.03%, 06/05/00                          14,912,062
       10,000,000    6.05%, 06/14/00                           9,926,056
                                                             -----------
                                                              24,838,118
                                                             -----------
                                                             156,407,580
                                                             -----------

--------------------------------------------------------------------------------

     FINANCIAL SERVICES/UTILITIES  (1.9%)

                    National Rural Utilities Cooperative
                      Finance Corp.  (1.9%)
       10,800,000    6.05%, 06/05/00                          10,736,475
       15,000,000    6.08%, 06/16/00                          14,883,467
                                                             -----------
                                                              25,619,942
                                                             -----------

--------------------------------------------------------------------------------

     FOOD & BEVERAGE  (0.6%)
                    Best Foods, Inc.
                      (Private Placement*)  (0.6%)
        7,808,000    6.12%, 07/11/00                           7,713,757
                                                             -----------


      PRINCIPAL          SECURITY                              VALUE
  COMMERCIAL PAPER  (CONTINUED)
--------------------------------------------------------------------------------
       INSURANCE  (10.1%)

                   Marsh & McClennan
                     (Private Placement*)  (1.3%)
       $ 5,000,000    6.00%, 05/01/00                       $   5,000,000
        13,500,000    6.00%, 05/08/00                          13,484,250
                                                             -------------
                                                               18,484,250
                                                             -------------

                   Marsh USA, Inc.
                     (Private Placement*)  (3.6%)
        10,000,000    6.05%, 06/06/00                           9,939,500
        39,510,000    6.15%, 07/19/00                          38,976,779
                                                             -------------
                                                               48,916,279
                                                             -------------

                   Metlife Funding, Inc.  (3.6%)
        17,000,000    6.00%, 05/04/00                          16,991,500
        32,000,000    6.06%, 05/23/00                          31,882,276
                                                             -------------
                                                               48,873,776
                                                             -------------

                   Old Republic Capital Corp.
                     (Private Placement*)  (1.6%)
         6,436,000    5.98%, 05/09/00                           6,427,447
        16,000,000    6.11%, 06/14/00                          15,880,516
                                                             -------------
                                                               22,307,963
                                                             -------------
                                                              138,582,268
                                                             -------------

--------------------------------------------------------------------------------
       LEASE/RENTAL  (2.9%)

                   Hertz Corp.  (2.9%)
        40,000,000    6.02%, 05/22/00                           39,859,533
                                                             -------------

--------------------------------------------------------------------------------
       OIL & GAS/EQUIPMENT & SERVICES  (1.5%)

                   Chevron Transport Corp.  (1.5%)
        10,000,000    6.06%, 05/02/00                            9,998,317
        10,000,000    5.88%, 05/04/00                            9,995,100
                                                             -------------
                                                                19,993,417
                                                             -------------

--------------------------------------------------------------------------------
       PACKAGING/CONTAINERS  (1.1%)

                   Bemis Co., Inc.  (1.1%):
        15,267,000    6.01%,  05/03/00                          15,261,903
                                                             -------------


--------------------------------------------------------------------------------
       PRINTING & PUBLISHING  (1.8%)

                   E.W. Scripps Co.  (1.8%)
        14,259,000    6.10%, 06/14/00                           14,152,691
        10,000,000    6.06%, 06/19/00                            9,917,517
                                                             -------------
                                                                24,070,208
                                                             -------------

--------------------------------------------------------------------------------
       SPECIALTY FINANCE  (2.5%)
                   Sigma Finance Corp.
                         (Private Placement*)  (2.5%)
        35,000,000    6.07%, 05/30/00                           34,828,860
                                                             -------------

--------------------------------------------------------------------------------
    TELECOMMUNICATIONS  (1.5%)
                   MCI World Com, Inc.  (1.5%)
        20,000,000    6.10%, 05/08/00                           19,976,356
                                                             -------------
        TOTAL COMMERCIAL PAPER (cost $1,297,707,421)         1,297,707,421
                                                             -------------






                                                         N A T I O N W I D E 2 7

--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2000

    PRINCIPAL          SECURITY                            VALUE
    CORPORATE NOTES (0.4%)
--------------------------------------------------------------------------------
    J.P. MORGAN & CO.  (0.4%)

    $   5,000,000    5.41% Variable, 07/20/00         $    5,000,000
                                                      --------------
    TOTAL CORPORATE NOTES (cost $5,000,000)           $    5,000,000
                                                      --------------

    U.S. GOVERNMENT SPONSORED AND AGENCY
    OBLIGATIONS  (4.8%)

--------------------------------------------------------------------------------

     GOVERNMENT -  AGENCY  (4.8%)

                    FHLB  (3.9%)
       12,489,000    5.88%, 05/01/00                      12,489,000
       10,000,000    5.87%, 05/10/00                       9,985,325
       25,000,000    5.875%, 05/12/00                     24,955,121
        6,500,000    5.92%, 05/24/00                       6,475,416
                                                      --------------
                                                          53,904,862
                                                      --------------

                    FHLMC  (0.9%)
        2,370,000    5.89%, 05/09/00                       2,366,898
       10,000,000    6.30%, 03/29/01                       9,419,000
                                                      --------------
                                                          11,785,898
                                                      --------------

      TOTAL U.S. GOVERNMENT SPONSORED AND
      AGENCY OBLIGATIONS (cost $65,690,760)               65,690,760
                                                      --------------
      TOTAL INVESTMENTS                               $1,373,650,858
                                                      ==============


The abbreviations in the above statement stand for the following:

    FHLB    Federal Home Loan Bank System
   FHLMC    Federal Home Loan Mortgage Corp.

(**)VARIABLE RATE SECURITY. THE RATE REFLECTED IS THE RATE IN EFFECT ON
04/30/00.

PORTFOLIO HOLDING PERCENTAGES REPRESENT MARKET VALUE AS A PERCENTAGE OF NET ASSETS.

(*)RESTRICTED SECURITIES ISSUED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933. THESE SECURITIES WERE DEEMED LIQUID PURSUANT TO PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

2 8     N A T I O N W I D E

                                                                 [PICTURE OF
                                                                 SMALL AREA ON
                                                                 U.S. CURRENCY]
STATEMENTS OF ASSETS AND LIABILITIES - THE STOCK FUNDS
-------------------------------------------------------------------------------
(UNAUDITED)                           APRIL 30, 2000


                                                                   NATIONWIDE
                                                                     MID CAP            NATIONWIDE          NATIONWIDE
                                                                   GROWTH FUND          GROWTH FUND            FUND
===========================================================================================================================
ASSETS
Investments in securities, unaffiliated, at value                $    19,851,584      $   983,054,316      $ 2,132,512,210
   (cost $16,724,117, $842,832,631, $1,563,023,080)
Investments in short-term securities, at value
 (cost $13,645,000, $106,350,758)                                             --           13,642,707          106,340,131
Cash                                                                          --                1,363                  756
Receivable for investment securities sold                                474,512           28,739,140           13,886,195
Receivable for Fund shares sold                                            3,693                   --                   --
Receivable from adviser                                                    1,638                   --                   --
Interest and dividends receivable                                            225              218,600            2,351,671
Prepaid and other assets                                                   3,428               29,356                5,130
                                                                 ---------------      ---------------      ---------------
   Total assets                                                       20,335,080        1,025,685,482        2,255,096,093
                                                                 ---------------      ---------------      ---------------

LIABILITIES
Cash overdrafts                                                          237,099
Payable for investment securities purchased                              417,146           44,712,910            8,129,727
Payable for capital shares redeemed                                         (462)                  --                  836
Accrued expenses and other payables:
Investment management fees                                                 9,094              463,697            1,032,177
Fund administration fees                                                   1,061               43,911               85,863
Transfer agent fees                                                          208                   --              116,582
Distribution fees                                                          1,820                8,441               49,795
Administrative servicing fees                                                 --               37,219               95,637
Other                                                                      6,584              294,832              272,478
                                                                 ---------------      ---------------      ---------------
   Total liabilities                                                     672,550           45,561,010            9,783,095
                                                                 ---------------      ---------------      ---------------
NET ASSETS                                                       $    19,662,530      $   980,124,472      $ 2,245,312,998
                                                                 ===============      ===============      ===============

NET ASSETS:
Capital                                                          $    14,188,763      $   625,078,265      $ 1,289,627,526
Undistributed (distributions in excess of)
  net investment income                                                  (34,136)            (889,450)           1,198,079
Net unrealized appreciation  from investments                          3,127,467          140,219,391          569,478,503
Accumulated undistributed net realized gains
 (losses) from investment transactions                                 2,380,436          215,716,266          385,008,890
                                                                 ---------------      ---------------      ---------------
NET ASSETS                                                       $    19,662,530      $   980,124,472      $ 2,245,312,998
                                                                 ===============      ===============      ===============

NET ASSETS:
Class A                                                          $     2,342,682      $     9,584,567      $    57,237,842
Class B                                                                1,873,109            8,208,079           46,866,684
Class D                                                               15,446,739          962,331,826        2,141,208,472
                                                                 ---------------      ---------------      ---------------
   Total                                                         $    19,662,530      $   980,124,472      $ 2,245,312,998
                                                                 ===============      ===============      ===============

SHARES OUTSTANDING (unlimited number of
 shares authorized):
Class A                                                                  102,913              593,786            1,889,379
Class B                                                                   83,517              515,687            1,560,834
Class D                                                                  677,914           59,560,567           70,956,129
                                                                 ---------------      ---------------      ---------------
   Total                                                                 864,344           60,670,040           74,406,342
                                                                 ===============      ===============      ===============

NET ASSET VALUE PER SHARE:
Class A                                                          $         22.76      $         16.14      $         30.29
Class B                                                          $         22.43      $         15.92      $         30.03
Class D                                                          $         22.79      $         16.16      $         30.18
OFFERING PRICE (100%/(100%-Maximum Sales Charge) of net asset value adjusted to nearest cent per share:(*)
Class A                                                          $         24.15      $         17.13      $         32.14
Class B(**)                                                      $         22.43      $         15.92      $         30.03
Class D                                                          $         23.86      $         16.92      $         31.60
                                                                 ---------------      ---------------      ---------------
   Maximum sales charge - Class A                                           5.75%                5.75%                5.75%
                                                                 ===============      ===============      ===============
   Maximum sales charge - Class D                                           4.50%                4.50%                4.50%
                                                                 ===============      ===============      ===============

===========================================================================================================================

(*)      Class A and D Shares include a front-end sales charge.
(**) For Class B Shares, which are subject to a CDSC, the redemption price per share varies by the length of time shares are held.


    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                        N  A  T  I  O  N  W  I  D  E       2  9

STATEMENTS OF ASSETS AND LIABILITIES - THE BOND FUNDS
-------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2000

                                                                                                 NATIONWIDE         NATIONWIDE
                                                                            NATIONWIDE            LONG-TERM       INTERMEDIATE
                                                          NATIONWIDE          TAX-FREE      U.S. GOVERNMENT    U.S. GOVERNMENT
                                                          BOND FUND        INCOME FUND            BOND FUND          BOND FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, unaffiliated at value
  (cost $115,810,515, $214,524,764, $31,449,092,
  $91,465,854)                                          $ 109,703,564      $ 212,572,750      $  31,458,282      $  90,255,352
Investments in short-term securities, at value
  (cost $5,736,000)                                         5,735,664                  -                  -                  -
Repurchase agreements (cost $1,723,000, $13,830,000)                -                  -          1,723,000         13,830,000
Cash                                                                -            518,840                  -                  -
Receivable for investment securities sold                   1,648,508                  -                  -                443
Interest and dividends receivable                           2,115,773          4,018,972            377,246            980,189
Prepaid and other assets                                       33,040             11,882             10,943             12,549
                                                        -------------      -------------      -------------      -------------
   Total assets                                           119,236,549        217,122,444         33,569,471        105,078,533
                                                        -------------      -------------      -------------      -------------
LIABILITIES
Cash overdrafts                                                80,564                  -             59,197             44,134
Payable for investment securities purchased                 1,661,525                  -                  -                  -
Accrued expenses and other payables:
Investment management fees                                     48,626             89,745             13,982             42,948
Fund administration fees                                        6,808             12,565              1,958              6,013
Transfer agent fees                                                 -                  -                  -              6,152
Distribution fees                                               1,862              3,043              1,888             11,689
Administrative servicing fees                                   2,627                  -                  -              8,626
Other                                                          90,154             75,272             36,748             16,613
                                                        -------------      -------------      -------------      -------------
     Total liabilities                                      1,892,166            180,625            113,773            136,175
                                                        -------------      -------------      -------------      -------------
NET ASSETS                                              $ 117,344,383      $ 216,941,819      $  33,455,698      $ 104,942,358
                                                        =============      =============      =============      =============

NET ASSETS:
Capital                                                 $ 132,711,736      $ 220,369,993      $  34,178,779      $ 107,846,423
Undistributed (distributions in excess of) net
  investment income                                            76,370            (23,503)             2,262              3,764
Net unrealized appreciation (depreciation)
  from investments                                         (6,107,287)        (1,952,013)             9,190         (1,210,502)
Accumulated undistributed (distributions in
  excess of) net realized gains (losses) from
  investment transactions                                  (9,336,436)        (1,452,658)          (734,533)        (1,697,327)
                                                        -------------      -------------      -------------      -------------
NET ASSETS                                              $ 117,344,383      $ 216,941,819      $  33,455,698      $ 104,942,358
                                                        =============      =============      =============      =============

NET ASSETS:
Class A                                                 $   3,199,030      $   2,284,880      $   3,321,442      $  53,387,082
Class B                                                     1,746,166          4,036,015          1,713,469          1,137,257
Class D                                                   112,399,187        210,620,924         28,420,787         50,418,019
                                                        -------------      -------------      -------------      -------------
    Total                                               $ 117,344,383      $ 216,941,819      $  33,455,698      $ 104,942,358
                                                        =============      =============      =============      =============

SHARES OUTSTANDING (unlimited number
  of shares authorized):
Class A                                                       364,959            233,434            311,671          5,482,432
Class B                                                       199,122            412,595            160,750            116,777
Class D                                                    12,803,707         21,536,851          2,665,544          5,175,140
                                                        -------------      -------------      -------------      -------------
    Total                                                  13,367,788         22,182,880          3,137,966         10,774,349
                                                        =============      =============      =============      =============

NET ASSET VALUE PER SHARE:
Class A                                                 $        8.77      $        9.79      $       10.66      $        9.74
Class B                                                 $        8.77      $        9.78      $       10.66      $        9.74
Class D                                                 $        8.78      $        9.78      $       10.66      $        9.74

OFFERING PRICE (100%/(100%-Maximum Sales
  Charge) of net asset value adjusted to
  nearest cent) per share:(*)
Class A                                                 $        9.18      $       10.25      $       11.16      $       10.20
Class B(**)                                             $        8.77      $        9.78      $       10.66      $        9.74
Class D                                                 $        9.19      $       10.24      $       11.16      $       10.20
                                                        -------------      -------------      -------------      -------------
Maximum sales charge - Class A and D                             4.50%              4.50%              4.50%              4.50%
                                                        =============      =============      =============      =============
-------------------------------------------------------------------------------------------------------------------------------


(*)      Class A and D Shares include a front-end sales charge.

(**) For Class B Shares, which are subject to CDSC, the redemption price per share varies by length of time shares are held.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


30  N A T I O N W I D E

                                                                 [PICTURE OF
                                                                 SMALL AREA ON
                                                                 U.S. CURRENCY]

STATEMENT OF ASSETS AND LIABILITIES - THE MONEY MARKET FUND
-------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2000


                                                                             NATIONWIDE
                                                                           MONEY MARKET
                                                                                   FUND
========================================================================================
ASSETS
Investments in short-term securities, at value (cost $1,373,650,858)    $ 1,373,650,858
Cash                                                                            276,936
Interest and dividends receivable                                                60,621
Prepaid and other assets                                                        149,900
                                                                        ---------------
    Total assets                                                          1,374,138,315
                                                                        ---------------

LIABILITIES
Accrued expenses and other payables:
Investment management fees                                                      454,373
Fund administration fees                                                         58,398
Transfer agent fees                                                             161,069
Distribution fees                                                                76,770
Administrative servicing fees                                                   136,399
Other                                                                           147,195
                                                                        ---------------
    Total liabilities                                                         1,034,204
                                                                        ---------------
NET ASSETS                                                              $ 1,373,104,111
                                                                        ===============

NET ASSETS:
Capital                                                                 $ 1,372,891,196
Undistributed net investment income                                             222,273
Accumulated (distributions in excess of) net realized
 gains (losses) from investment transaction                                      (9,358)
                                                                        ---------------
NET ASSETS                                                              $ 1,373,104,111
                                                                        ===============

NET ASSETS:
Service Class (a)                                                       $   150,596,974
Prime Class
                                                                         (1,222,507,137)
                                                                        ---------------
    Total                                                               $ 1,373,104,111
                                                                        ===============

SHARES OUTSTANDING (unlimited number of shares authorized):
Service Class (a)                                                           150,598,253
Prime Class                                                              (1,222,534,586)
                                                                        ---------------
    Total                                                                 1,373,132,839
                                                                        ===============

NET ASSET VALUE AND OFFERING PRICE PER SHARE:(*)
Service Class (a)                                                       $          1.00
Prime Class                                                             $          1.00
----------------------------------------------------------------------------------------


    (*) Service Class and Prime Shares are not subject to any sales charge.
    (a) Formerly known as Class R.

    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                         N A T I O N W I D E  31

STATEMENTS OF OPERATIONS - THE STOCK FUNDS
--------------------------------------------------------------------------------
(UNAUDITED)        SIX-MONTH PERIOD ENDED APRIL 30, 2000


                                                                  NATIONWIDE
                                                                     MID CAP       NATIONWIDE        NATIONWIDE
                                                                  GROWTH FUND     GROWTH FUND              FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                               $      28,722     $     783,389     $   1,525,885
Dividend income                                                      22,982         2,599,262        17,243,354
                                                              -------------     -------------     -------------
    Total income                                                     51,704         3,382,651        18,769,239
                                                              -------------     -------------     -------------
-----------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment management fees                                           46,318         2,959,841         6,470,766
Fund administration fees                                              5,404           278,175           536,865
Custodian fees                                                        1,854            12,754            26,713
Distribution fees                                                     8,792            47,487           294,311
Administrative servicing fees                                            --           242,220           627,023
Professional fees                                                     2,527            16,698            38,424
Trustees' fees and expenses                                             100             8,463            17,105
Transfer agent fees                                                  15,446           504,025           941,214
Registration and filing fees                                         16,080            23,505            39,574
Shareholders' reports                                                 4,202           129,705           211,702
Insurance                                                                71             3,312             4,140
Other                                                                 1,477            24,286             3,287
                                                              -------------     -------------     -------------
    Total expenses before waived or reimbursed
       expenses                                                     102,271         4,250,471         9,211,124
Expenses waived or reimbursed                                       (16,459)               --                --
                                                              -------------     -------------     -------------
    Net expenses                                                     85,812         4,250,471         9,211,124
                                                              -------------     -------------     -------------
NET INVESTMENT INCOME (LOSS)                                  $     (34,108)    $    (867,820)    $   9,558,115
                                                              =============     =============     =============
-----------------------------------------------------------------------------------------------------------------
   REALIZED/UNREALIZED GAINS (LOSSES)
    FROM INVESTMENTS:

   Net realized gains from investment transactions            $   2,380,432     $ 215,716,267     $ 385,147,727
   Net change in unrealized appreciation
    (depreciation) from investments                                 317,504      (206,010,997)     (420,231,509)
                                                              -------------     -------------     -------------
   Net realized/unrealized gains (losses) from investments        2,697,936         9,705,270       (35,065,782)
                                                              -------------     -------------     -------------
   CHANGE IN NET ASSETS RESULTING FROM OPERATIONS             $   2,663,828     $   8,837,450     $ (25,507,667)
                                                              =============     =============     =============
-----------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


32   N A T I O N W I D E

                                                                 [PICTURE OF
                                                                 SMALL AREA ON
                                                                 U.S. CURRENCY]

STATEMENTS OF OPERATIONS - THE BOND FUNDS
(UNAUDITED)        SIX-MONTH PERIOD ENDED APRIL 30, 2000

---------------------------------------------------------------------------------------------------------------------------
                                                                                              NATIONWIDE         NATIONWIDE
                                                                             NATIONWIDE        LONG-TERM       INTERMEDIATE
                                                            NATIONWIDE         TAX-FREE  U.S. GOVERNMENT    U.S. GOVERNMENT
                                                             BOND FUND      INCOME FUND        BOND FUND          BOND FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                            $ 4,500,259     $ 6,764,203     $ 1,119,600     $ 3,448,090
Dividend income                                                  7,338              --              --          14,905
                                                           -----------     -----------     -----------     -----------
     Total income                                            4,507,597       6,764,203       1,119,600       3,462,995
                                                           -----------     -----------     -----------     -----------
----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment management fees                                     307,686         556,914          85,171         259,123
Fund administration fees                                        43,076          77,967          11,924          36,278
Custodian fees                                                   7,625          10,048           2,046           3,711
Distribution fees                                               11,258          18,919          10,523          69,402
Administrative servicing fees                                   23,517              --              --          51,848
Professional fees                                                4,163           4,801           3,190           3,465
Trustees' fees and expenses                                      1,129           1,942            (220)            374
Transfer agent fees                                             36,074          96,770           9,865          31,641
Registration and filing fees                                    17,426          16,131          14,822          18,814
Shareholders' reports                                           19,888          19,585           5,230           6,411
Insurance                                                          140           1,896             109             546
Other                                                           74,114          13,651          20,312             954
                                                           -----------     -----------     -----------     -----------
     Total expenses before waived or reimbursed
       expenses                                                546,096         818,625         162,972         482,567
Expenses waived or reimbursed                                       --              --         (17,818)         (3,668)
                                                           -----------     -----------     -----------     -----------
      Net expenses                                             546,096         818,625         145,154         478,899
                                                           -----------     -----------     -----------     -----------
NET INVESTMENT INCOME                                      $ 3,961,501     $ 5,945,578     $   974,446     $ 2,984,096
                                                           ===========     ===========     ===========     ===========

-----------------------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized (losses) from investment transactions         $(1,862,683)    $  (321,652)    $  (754,535)    $(1,697,657)
Net change in unrealized appreciation (depreciation)
  from investments                                          (2,442,052)        153,270         534,506         347,160
                                                           -----------     -----------     -----------     -----------
Net realized/unrealized gains (losses) from investments     (4,304,735)       (168,382)       (200,029)     (1,350,497)
                                                           -----------     -----------     -----------     -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS             $  (343,234)    $ 5,777,196     $   774,417     $ 1,633,599
                                                           ===========     ===========     ===========     ===========
-----------------------------------------------------------------------------------------------------------------------


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                        N A T I O N W I D E   33

STATEMENT OF OPERATIONS - THE MONEY MARKET FUND
-------------------------------------------------------------------------------
(UNAUDITED)                             SIX-MONTH PERIOD ENDED APRIL 30, 2000

                                                                                  NATIONWIDE
                                                                                MONEY MARKET
                                                                                        FUND
--------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
   Interest income                                                              $ 41,571,332
   Dividend income                                                                   180,942
                                                                                ------------
       Total income                                                               41,752,274
                                                                                ------------
--------------------------------------------------------------------------------------------
   EXPENSES:
   Investment management fees                                                      2,789,123
   Fund administration fees                                                          357,774
   Custodian fees                                                                     24,087
   Distribution fees                                                                  71,037
   Administrative servicing fees                                                     784,373
   Professional fees                                                                  26,672
   Trustees' fees and expenses                                                         7,211
   Transfer agent fees                                                               568,252
   Registration and filing fees                                                       36,624
   Shareholders' reports                                                              67,968
   Insurance                                                                           5,578
   Other                                                                               8,979
                                                                                ------------
       Total expenses before waived or reimbursed expenses                         4,747,678
   Expenses waived or reimbursed                                                     (74,570)
                                                                                ------------
       Net expenses                                                                4,673,108
                                                                                ------------
   Net investment income                                                        $ 37,079,166
                                                                                ============
--------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
   Net realized (losses) from investment transactions                           $     (9,359)
   Net change in unrealized appreciation (depreciation) from investments                   -
                                                                                ------------
   Net realized and unrealized gains (losses) from investments                        (9,359)
                                                                                ------------
   CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                               $ 37,069,807
                                                                                ============
--------------------------------------------------------------------------------------------


    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

3 4   N A T I O N W I D E

                                                                 [PICTURE OF
                                                                 SMALL AREA ON
                                                                 U.S. CURRENCY]

STATEMENTS OF CHANGES IN NET ASSETS - THE STOCK FUNDS
-------------------------------------------------------------------------------
                                               APRIL 30, 2000

                                                   --------------------------------------------------------------------------------
                                                                    NATIONWIDE                            NATIONWIDE
                                                               MID CAP GROWTH FUND                       GROWTH FUND
                                                   --------------------------------------------------------------------------------
                                                          SIX MONTHS        YEAR ENDED         SIX MONTHS           YEAR ENDED
                                                     ENDED APRIL 30,       OCTOBER 31,     ENDED APRIL 30,          OCTOBER 31,
                                                                2000              1999               2000                 1999
                                                         (UNAUDITED)                           (UNAUDITED)
                                                   --------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                        $       (34,108)    $       (16,146)    $      (867,820)    $     1,898,011
Net realized gains from investments transactions          2,380,432             868,439         215,716,267         135,282,133
Net change in unrealized appreciation
    (depreciation) from investments                         317,504             429,235        (206,010,997)         16,713,526
                                                    ---------------     ---------------     ---------------     ---------------
Change in net assets resulting from operations            2,663,828           1,281,528           8,837,450         153,893,670
                                                    ---------------     ---------------     ---------------     ---------------
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income                                            --                  --                  --              (3,786)
Net realized gains from investment transactions             (98,639)             (5,140)         (1,145,271)            (56,830)
                                                    ---------------     ---------------     ---------------     ---------------
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                            --                  --                  --                  23
Net realized gains from investment transactions             (69,772)             (4,303)           (888,511)            (35,601)
                                                    ---------------     ---------------     ---------------     ---------------
DISTRIBUTIONS TO CLASS D SHAREHOLDERS FROM:
Net investment income                                            (5)                (83)            (65,302)         (1,832,458)
Net realized gains from investment transactions            (685,099)           (119,176)       (132,931,069)        (17,467,990)
                                                    ---------------     ---------------     ---------------     ---------------

CHANGE IN NET ASSETS FROM SHAREHOLDER
    DISTRIBUTIONS                                          (853,515)           (128,702)       (135,030,153)        (19,396,652)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:(*)
Proceeds from shares issued                               7,621,436           3,491,475          43,364,125         123,060,029
Dividends reinvested                                        848,313             127,639         132,923,221          19,106,166
Cost of shares redeemed                                  (2,644,686)         (2,323,070)        (98,520,996)       (166,677,669)
                                                    ---------------     ---------------     ---------------     ---------------
Change in net assets from capital transactions            5,825,063           1,296,044          77,766,350         (24,511,474)
                                                    ---------------     ---------------     ---------------     ---------------

CHANGE IN NET ASSETS                                      7,635,376           2,448,870         (48,426,354)        109,985,554

NET ASSETS:
BEGINNING OF PERIOD                                      12,027,154           9,578,284       1,028,550,825         918,565,271
                                                    ---------------     ---------------     ---------------     ---------------
END OF PERIOD                                       $    19,662,530     $    12,027,154     $   980,124,472     $ 1,028,550,825
                                                    ===============     ===============     ===============     ===============

Undistributed net realized gain on investments
    included in net assets at end of period         $     2,380,435     $       853,513     $   215,716,267     $   134,964,851
                                                    ===============     ===============     ===============     ===============

Undistributed (distributions in excess of) net
    investment income included in net assets at
    end of period                                   $       (34,136)    $           (23)    $      (889,451)    $        43,671
                                                    ===============     ===============     ===============     ===============

SHARE TRANSACTIONS:(*)
Sold                                                        328,532             179,530           2,577,900           7,044,994
Reinvested                                                   45,098               7,248           7,912,751           1,196,914
Redeemed                                                   (120,604)           (119,492)         (5,839,881)         (9,552,040)
                                                    ---------------     ---------------     ---------------     ---------------
Change in shares                                            253,026              67,286           4,650,770          (1,310,132)
                                                    ===============     ===============     ===============     ===============
-----------------------------------------------------------------------------------------------------------------------------------


                                                   -----------------------------------------
                                                                    NATIONWIDE
                                                                       FUND
                                                   -----------------------------------------
                                                         SIX MONTHS           YEAR ENDED
                                                     ENDED APRIL 30,          OCTOBER 31,
                                                               2000                 1999
                                                        (UNAUDITED)
                                                   -----------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                         $     9,558,115     $    18,976,199
Net realized gains from investments transactions         385,147,727         155,729,091
Net change in unrealized appreciation
    (depreciation) from investments                     (420,213,509)         57,076,428
                                                     ---------------     ---------------
Change in net assets resulting from operations           (25,507,667)        231,781,718
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income                                       (189,769)           (131,039)
Net realized gains from investment transactions           (3,584,972)           (384,917)
                                                     ---------------     ---------------
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                            (40)                635
Net realized gains from investment transactions           (2,939,585)           (264,789)
                                                     ---------------     ---------------
DISTRIBUTIONS TO CLASS D SHAREHOLDERS FROM:
Net investment income                                     (9,749,447)        (18,122,796)
Net realized gains from investment transactions         (149,208,235)        (35,567,422)
                                                     ---------------     ---------------

CHANGE IN NET ASSETS FROM SHAREHOLDER
    DISTRIBUTIONS                                       (165,672,048)        (54,470,328)
---------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:(*)
Proceeds from shares issued                               74,425,246         423,168,894
Dividends reinvested                                     158,947,786          52,127,337
Cost of shares redeemed                                 (339,590,640)       (315,237,235)
                                                     ---------------     ---------------
Change in net assets from capital transactions          (106,217,608)        160,058,996
                                                     ---------------     ---------------

CHANGE IN NET ASSETS                                    (297,397,323)        337,370,386

NET ASSETS:
BEGINNING OF PERIOD                                    2,542,710,321       2,205,339,935
                                                     ---------------     ---------------
END OF PERIOD                                        $ 2,245,312,998     $ 2,542,710,321
                                                     ===============     ===============

Undistributed net realized gain on investments
    included in net assets at end of period          $   385,141,665     $   155,726,730
                                                     ===============     ===============

Undistributed (distributions in excess of) net
    investment income included in net assets at
    end of period                                    $     1,065,304     $     1,446,445
                                                     ===============     ===============

SHARE TRANSACTIONS:(*)
Sold                                                       2,479,649          13,206,280
Reinvested                                                 5,421,590           1,677,000
Redeemed                                                 (11,497,823)         (9,761,097)
                                                     ---------------     ---------------
Change in shares                                          (3,596,584)          5,122,183
                                                     ===============     ===============
---------------------------------------------------------------------------------------------


(*) BOTH THE CAPITAL SHARE TRANSACTIONS AND SHARE ACTIVITY SECTIONS REPRESENT CLASS A, B, AND D SHARES.

    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                       N A T I O N W I D E   3 5

STATEMENTS OF CHANGES IN NET ASSETS - THE BOND FUNDS
                                               APRIL 30, 2000

                                                                          NATIONWIDE                           NATIONWIDE
                                                                          BOND FUND                       TAX-FREE INCOME FUND
                                                           -----------------------------------------------------------------------
                                                               SIX MONTHS        YEAR ENDED           SIX MONTHS      YEAR ENDED
                                                           ENDED APRIL 30,       OCTOBER 31,     ENDED APRIL 30,      OCTOBER 31,
                                                                     2000              1999                2000             1999
                                                               (UNAUDITED)                           (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income                                        $   3,961,501     $   7,897,963     $   5,945,578     $  12,323,163
Net realized gains (losses) from investments transactions       (1,862,683)         (670,481)         (321,652)         (784,649)
Net change in unrealized appreciation
    (depreciation) from investments                             (2,442,052)       (8,990,234)          153,270       (19,172,551)
                                                             -------------     -------------     -------------     -------------
Change in net assets resulting from operations                    (343,234)       (1,762,752)        5,777,196        (7,634,037)
                                                             -------------     -------------     -------------     -------------
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income                                             (103,456)         (150,672)          (58,690)          (71,793)
Net realized gains from investment transactions                         --                --                --            (3,091)
                                                             -------------     -------------     -------------     -------------

DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                              (47,461)          (66,930)          (85,165)         (117,051)
Net realized gain from investment transactions                          --                --                --            (7,763)
                                                             -------------     -------------     -------------     -------------

DISTRIBUTIONS TO CLASS D SHAREHOLDERS FROM:
Net investment income                                           (3,810,584)       (7,680,036)       (5,801,723)      (12,285,133)
Net realized gain from investment transactions                          --                --                --        (1,046,001)
                                                             -------------     -------------     -------------     -------------
CHANGE IN NET ASSETS FROM SHAREHOLDER
    DISTRIBUTIONS                                               (3,961,501)       (7,897,638)       (5,945,578)      (13,530,832)
                                                             -------------     -------------     -------------     -------------
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:(*)
Proceeds from shares issued                                      9,170,138        31,686,369         5,331,041        17,639,757
Dividends reinvested                                             3,434,402         6,810,486         4,182,719         9,665,414
Cost of shares redeemed                                        (21,254,598)      (35,213,957)      (24,802,770)      (39,481,013)
                                                             -------------     -------------     -------------     -------------
Change in net assets from capital transactions                  (8,650,058)        3,282,898       (15,289,010)      (12,175,842)
                                                             -------------     -------------     -------------     -------------
CHANGE IN NET ASSETS                                           (12,954,793)       (6,377,492)      (15,457,392)      (33,340,711)

NET ASSETS:
BEGINNING OF PERIOD                                            130,299,176       136,676,668       232,399,211       265,739,922
                                                             -------------     -------------     -------------     -------------
END OF PERIOD                                                $ 117,344,383     $ 130,299,176     $ 216,941,819     $ 232,399,211
                                                             =============     =============     =============     =============
Undistributed (distributions in excess of)
     net realized gain (loss)on investment
     included in net assets at end of period                 $  (9,336,435)    $  (7,473,752)    $  (1,452,659)    $  (1,131,007)
                                                             =============     =============     =============     =============
Undistributed (distributions in excess of)
    net investment income included in net
    assets at end of period                                  $      76,370     $      76,370     $    (144,260)    $    (144,260)
                                                             =============     =============     =============     =============
SHARE TRANSACTIONS:(*)
Sold                                                             1,028,257         3,326,367           546,474         1,692,989
Reinvested                                                         387,019           725,838           428,982           932,454
Redeemed                                                        (2,385,556)       (3,719,488)       (2,543,806)       (3,805,696)
                                                             -------------     -------------     -------------     -------------
Change in shares                                                  (970,280)        7,771,693        (1,568,350)       (1,180,253)
                                                             =============     =============     =============     =============
----------------------------------------------------------------------------------------------------------------------------------


                                                                  NATIONWIDE LONG-TERM
                                                               U.S. GOVERNMENT BOND FUND
                                                         -------------------------------------
                                                             SIX MONTHS         YEAR ENDED
                                                         ENDED APRIL 30,        OCTOBER 31,
                                                                   2000               1999
                                                            (UNAUDITED)
----------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income                                      $     974,446     $   2,142,473
Net realized gains (losses) from investments transactions       (734,535)          753,447
Net change in unrealized appreciation
    (depreciation) from investments                              534,506        (3,960,048)
                                                           -------------     -------------
Change in net assets resulting from operations                   774,417        (1,064,128)
                                                           -------------     -------------
--------------------------------------------------------------------------------------------
Distributions to Class A shareholders from:
Net investment income                                            (62,922)          (63,942)
Net realized gains from investment transactions                  (30,527)               --
                                                           -------------     -------------

DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                            (44,745)          (57,853)
Net realized gain from investment transactions                   (28,806)               --
                                                           -------------     -------------

DISTRIBUTIONS TO CLASS D SHAREHOLDERS FROM:
Net investment income                                           (867,079)       (2,019,540)
Net realized gain from investment transactions                  (471,438)               --
                                                           -------------     -------------
Change in net assets from shareholder
    distributions                                             (1,505,517)       (2,141,335)
                                                           -------------     -------------
--------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:(*)
Proceeds from shares issued                                    2,197,838         7,042,834
Dividends reinvested                                           1,032,993         1,222,509
Cost of shares redeemed                                       (5,077,178)      (10,525,237)
                                                           -------------     -------------
Change in net assets from capital transactions                (1,846,347)       (2,259,894)
                                                           -------------     -------------
CHANGE IN NET ASSETS                                          (2,577,447)       (5,465,357)

NET ASSETS:
BEGINNING OF PERIOD                                           36,033,145        41,498,502
                                                           -------------     -------------
END OF PERIOD                                              $  33,455,698     $  36,033,145
                                                           =============     =============


Undistributed (distributions in excess of)
     net realized gain (loss)on investment
     included in net assets at end of period               $    (734,535)    $     530,771
                                                           =============     =============
Undistributed (distributions in excess of)
    net investment income included in net
    assets at end of period                                $       2,276     $       2,576
                                                           =============     =============
SHARE TRANSACTIONS:(*)
Sold                                                             205,727           620,380
Reinvested                                                        97,139           108,997
Redeemed                                                        (477,267)         (942,952)
                                                           -------------     -------------
Change in shares                                                (174,401)         (213,575)
                                                           =============     =============
--------------------------------------------------------------------------------------------



(*) Both the Capital Share Transactions and Share Activity sections represent Classes A, B, and D Shares.

    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


3 6   N A T I O N W I D E

STATEMENTS OF CHANGES IN NET ASSETS - THE BOND FUNDS                   [ARTWORK]
--------------------------------------------------------------------------------
                                               APRIL 30, 2000

                                                                           --------------------------------------
                                                                                   NATIONWIDE INTERMEDIATE
                                                                                  U.S. GOVERNMENT BOND FUND
                                                                           --------------------------------------
                                                                               SIX MONTHS             YEAR ENDED
                                                                           ENDED APRIL 30,            OCTOBER 31,
                                                                                     2000                   1999
                                                                              (UNAUDITED)
                                                                           --------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income                                                       $   2,984,096         $   3,302,692
Net realized gains (losses) from investment transactions                       (1,697,657)              233,150
Net change in unrealized appreciation
    (depreciation) from investments                                               347,160            (3,615,067)
                                                                            -------------         -------------
Change in net assets resulting from operations                                  1,633,599               (79,225)
                                                                            -------------         -------------
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income                                                          (1,461,088)             (480,069)
Net realized gains from investment transactions                                  (113,377)               (1,762)
                                                                            -------------         -------------
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                                             (28,149)              (33,885)
Net realized gains from investment transactions                                    (2,404)               (2,063)
                                                                            -------------         -------------
DISTRIBUTIONS TO CLASS D SHAREHOLDERS FROM:
Net investment income                                                          (1,494,859)           (2,788,883)
Net realized gains from investment transactions                                  (117,039)             (253,467)
                                                                            -------------         -------------
CHANGE IN NET ASSETS FROM SHAREHOLDER
    DISTRIBUTIONS                                                              (3,216,916)           (3,560,129)
                                                                            -------------         -------------
-----------------------------------------------------------------------------------------------------------------
Capital Transactions:(*)
Proceeds from shares issued                                                    21,084,838            85,637,352
Dividends reinvested                                                            2,933,346             3,000,445
Cost of shares redeemed                                                       (20,502,294)          (33,466,295)
                                                                            -------------         -------------
Change in net assets from capital transactions                                  3,515,890            55,171,502
                                                                            -------------         -------------
CHANGE IN NET ASSETS                                                            1,932,573            51,532,148

NET ASSETS:
BEGINNING OF PERIOD                                                           103,009,785            51,477,637
                                                                            -------------         -------------
END OF PERIOD                                                               $ 104,942,358         $ 103,009,785
                                                                            =============         =============

Undistributed (distributions in excess of)net realized gain (loss)on
    investments included in net assets at end of period                     $  (1,697,327)        $     233,150
                                                                            =============         =============

Undistributed (distributions in excess of) net investment income
    included in net assets at end of period                                 $      (3,764)        $      (3,764)
                                                                            =============         =============

SHARE TRANSACTIONS:(*)
Sold                                                                            2,158,463             8,532,370
Reinvested                                                                        300,840               296,211
Redeemed                                                                       (2,102,207)           (3,282,411)
                                                                            -------------         -------------
Change in shares                                                                  357,096             5,546,170
                                                                            =============         =============
-----------------------------------------------------------------------------------------------------------------


(*) BOTH THE CAPITAL SHARE TRANSACTIONS AND SHARE ACTIVITY SECTIONS REPRESENT CLASSES A, B, AND D SHARES.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                      N A T I O N W I D E   3 7

STATEMENT OF CHANGES IN NET ASSETS - THE MONEY MARKET FUND
--------------------------------------------------------------------------------
                                               APRIL 30, 2000

                                                                            -----------------------------------------
                                                                                           NATIONWIDE
                                                                                        MONEY MARKET FUND
                                                                            -----------------------------------------
                                                                                 SIX MONTHS              YEAR ENDED
                                                                             ENDED APRIL 30,             OCTOBER 31,
                                                                                       2000                    1999
                                                                                (UNAUDITED)
                                                                            -----------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income                                                       $    37,079,166         $    53,670,619
Net realized gains (losses) from investment transactions                             (9,359)                      -
                                                                            ---------------         ---------------
Change in net assets resulting from operations                                   37,069,807              53,670,619
                                                                            ---------------         ---------------
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SERVICE CLASS SHAREHOLDERS FROM:(**)
Net investment income                                                            (2,492,307)               (182,912)
                                                                            ---------------         ---------------
DISTRIBUTIONS TO PRIME CLASS SHAREHOLDERS FROM:
Net investment income                                                           (34,586,629)            (53,487,804)
                                                                            ---------------         ---------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS                             (37,078,936)            (53,670,716)
                                                                            ---------------         ---------------
---------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:(*)
Proceeds from shares issued                                                   1,189,538,759           1,458,075,654
Dividends reinvested                                                             35,778,673              51,439,932
Cost of shares redeemed                                                      (1,219,840,792)         (1,190,567,730)
                                                                            ---------------         ---------------
Change in net assets from capital transactions                                    5,476,640             318,947,856
                                                                            ---------------         ---------------
CHANGE IN NET ASSETS                                                              5,467,511             318,947,759

NET ASSETS:
BEGINNING OF PERIOD                                                           1,367,636,600           1,048,688,841
                                                                            ---------------         ---------------
END OF PERIOD                                                               $ 1,373,104,111         $ 1,367,636,600
                                                                            ===============         ===============

Undistributed (distributions in excess of)net realized gain (loss)on
    investments included in net assets at end of period                     $        (9,359)        $            -
                                                                            ===============         ===============

Undistributed (distributions in excess of) net investment income
    included in net assets at end of period                                 $       222,275         $       222,045
                                                                            ===============         ===============

SHARE TRANSACTIONS:(*)
Sold                                                                          1,189,538,859           1,458,096,838
Reinvested                                                                       35,778,601              51,439,932
Redeemed                                                                     (1,219,840,886)         (1,190,567,730)
                                                                            ---------------         ---------------
Change in shares                                                                  5,476,574             318,969,040
                                                                            ===============         ===============
---------------------------------------------------------------------------------------------------------------------


(*) BOTH THE CAPITAL SHARE TRANSACTIONS AND SHARE ACTIVITY SECTIONS REPRESENT SERVICE AND PRIME SHARES.
(**) FORMERLY KNOWN AS CLASS R SHARES.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



3  8     N  A  T  I  O  N  W  I  D  E

FINANCIAL HIGHLIGHTS - NATIONWIDE((R)) MID CAP GROWTH FUND             [ARTWORK]
--------------------------------------------------------------------------------
                SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                                              CLASS A
                                                      ---------------------------------------------------------
                                                           SIX MONTHS       YEAR ENDED          PERIOD FROM
                                                       ENDED APRIL 30,      OCTOBER 31,     MAY 11, 1998 TO
                                                                 2000             1999     OCTOBER 31, 1998
                                                          (UNAUDITED)
                                                      ---------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                       $ 19.70              $17.67            $ 19.67
                                                           -------              ------            -------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                 (0.05)              (0.03)             (0.03)
Net realized gain (loss) and unrealized
   appreciation (depreciation)                                4.48                2.30              (1.97)
                                                           -------              ------            -------
   Total from investment operations                           4.43                2.27              (2.00)
                                                           -------              ------            -------
DISTRIBUTIONS:
Net realized gains                                           (1.37)              (0.24)                 -
                                                           -------              ------            -------
   Total distributions                                       (1.37)              (0.24)                 -
                                                           -------              ------            -------
Net increase (decrease) in net asset value                    3.06                2.03              (2.00)
                                                           -------              ------            -------
NET ASSET VALUE--END OF PERIOD                             $ 22.76              $19.70            $ 17.67
                                                           =======              ======            =======

Total Return (excluding sales charges)                       24.01%              12.98%            (10.17%)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                            $ 2,343              $1,244            $   305
Ratio of expenses to average net assets                       1.25%(a)            1.25%              1.23%(a)
Ratio of expenses to average net assets(*)                    1.46%(a)            1.83%              2.21%(a)
Ratio of net investment income to average net assets         (0.58%)(a)          (0.24%)            (0.70%)(a)
Ratio of net investment income to average net assets(*)      (0.79%)(a)          (0.82%)            (1.68%)(a)
Portfolio turnover (b)(c)                                   184.88%              36.58%             46.33%
---------------------------------------------------------------------------------------------------------------

                                                                                 CLASS B
                                                       -----------------------------------------------------------
                                                            SIX MONTHS         YEAR ENDED             PERIOD FROM
                                                        ENDED APRIL 30,        OCTOBER 31,        MAY 11, 1998 TO
                                                                  2000               1999        OCTOBER 31, 1998
                                                           (UNAUDITED)
                                                       -----------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                        $ 19.44               $ 17.54             $ 19.67
                                                            -------               -------             -------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                  (0.06)                (0.12)              (0.07)
Net realized gain (loss) and unrealized
   appreciation (depreciation)                                 4.42                  2.26               (2.06)
                                                            -------               -------             -------
   Total from investment operations                            4.36                  2.14               (2.13)
                                                            -------               -------             -------
DISTRIBUTIONS:
Net realized gains                                            (1.37)                (0.24)                  -
                                                            -------               -------             -------
   Total distributions                                        (1.37)                (0.24)                  -
                                                            -------               -------             -------
Net increase (decrease) in net asset value                     2.99                  1.90               (2.13)
                                                            -------               -------             -------
NET ASSET VALUE--END OF PERIOD                              $ 22.43               $ 19.44             $ 17.54
                                                            =======               =======             =======

Total Return (excluding sales charges)                        23.93%                12.33%             (10.83%)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                             $ 1,873               $   918             $   251
Ratio of expenses to average net assets                        2.00%(a)              2.00%               2.00%(a)
Ratio of expenses to average net assets(*)                     2.22%(a)              2.59%               2.98%(a)
Ratio of net investment income to average net assets          (1.33%)(a)            (1.01%)             (1.47%)(a)
Ratio of net investment income to average net assets(*)       (1.56%)(a)            (1.60%)             (2.45%)(a)
Portfolio turnover (b)(c)                                    184.88%                36.58%              46.33%
---------------------------------------------------------------------------------------------------------------



                                                          --------------------------------------------------
                                                              SIX MONTHS                  CLASS D (c)
                                                          ENDED APRIL 30,          YEARS ENDED OCTOBER 31,
                                                                    2000          --------------------------
                                                              (UNAUDITED)            1999           1998 (c)
                                                          --------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                           $ 19.69             $17.61          $22.87
                                                               -------             ------          ------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                     (0.03)             (0.02)          (0.06)
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                   4.50               2.34            1.29
                                                               -------             ------          ------
    Total from investment operations                              4.47               2.32            1.23
                                                               -------             ------          ------
DISTRIBUTIONS:
Net investment income                                                -                  -               -
In excess of net investment income                                   -                  -               -
Net realized gains                                               (1.37)             (0.24)          (6.49)
                                                               -------             ------          ------
    Total distributions                                          (1.37)             (0.24)          (6.49)
                                                               -------             ------          ------
Net increase (decrease) in net asset value                       (3.10)              2.08           (5.26)
NET ASSET VALUE--END OF PERIOD                                 $ 22.79             $19.69          $17.61
                                                               =======             ======          ======
Total Return (excluding sales charges)                           24.19%             13.31%           5.11%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                                $15,447             $9,865          $9,022
Ratio of expenses to average net assets                           1.00%(a)           1.00%           0.93%
Ratio of expenses to average net assets(*)                        1.21%(a)           1.53%           1.57%
Ratio of net investment income to average net assets             (0.33%)(a)         (0.09%)         (0.30%)
Ratio of net investment income to average net assets(*)          (0.54%)(a)         (0.62%)         (0.94%)
Portfolio turnover (b)(c)                                       184.88%             36.58%          46.33%

                                                          --------------------------------------------------
                                                                               CLASS D (c)
                                                                        YEARS ENDED OCTOBER 31,
                                                          --------------------------------------------------
                                                                 1997             1996            1995
                                                          --------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                           $ 19.47          $18.17          $ 15.11
                                                               -------          ------          -------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                      0.04            0.01            (0.01)
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                   4.38            3.28             3.23
                                                               -------          ------          -------
    Total from investment operations                              4.42            3.29             3.22
                                                               -------          ------          -------
DISTRIBUTIONS:
Net investment income                                            (0.03)              -                -
In excess of net investment income                                   -               -            (0.01)
Net realized gains                                               (0.99)          (1.99)           (0.15)
                                                               -------          ------          -------
    Total distributions                                          (1.02)          (1.99)           (0.16)
                                                               -------          ------          -------
Net increase (decrease) in net asset value                        3.40            1.30             3.06
                                                               -------          ------          -------
NET ASSET VALUE--END OF PERIOD                                 $ 22.87          $19.47          $ 18.17
                                                               =======          ======          =======
Total Return (excluding sales charges)                           23.66%          19.41%           21.57%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                                $ 9,541          $9,095          $ 7,594
Ratio of expenses to average net assets                           0.96%           1.44%            1.47%
Ratio of expenses to average net assets(*)                        1.70%           1.69%            1.72%
Ratio of net investment income to average net assets              0.20%           0.03%           (0.05%)
Ratio of net investment income to average net assets(*)          (0.54%)         (0.22%)          (0.30%)
Portfolio turnover (b)(c)                                        40.69%          17.19%           29.19%


(*) RATIOS CALCULATED AS IF NO EXPENSES WERE WAIVED OR REIMBURSED.
(a) ANNUALIZED.
(b) PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.
(c) NON-ANNUALIZED.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                                     N A T I O N W I D E   3 9

Financial Highlights - Nationwide(R) Growth Fund
                  Selected Data for Each Share of Capital Outstanding

                                                         ---------------------------------------------------------
                                                                                    CLASS A
                                                         ---------------------------------------------------------
                                                              SIX MONTHS         YEAR ENDED           PERIOD FROM
                                                          ENDED APRIL 30,        OCTOBER 31,      MAY 11, 1998 TO
                                                                    2000               1999      OCTOBER 31, 1998
                                                             (UNAUDITED)
                                                         ---------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                     $       18.35        $       16.02       $       16.51
                                                         -------------        -------------       -------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                      0.03                 0.01               (0.02)
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                   0.20                 2.64               (0.47)
                                                         -------------        -------------       -------------
    Total from investment operations                              0.23                 2.65               (0.49)
                                                         -------------        -------------       -------------
DISTRIBUTIONS:
Net investment income                                                -                (0.01)                  -
Net realized gains                                               (2.44)               (0.31)                  -
                                                         -------------        -------------       -------------
    Total distributions                                          (2.44)               (0.32)                  -
                                                         -------------        -------------       -------------
Net increase (decrease) in net asset value                       (2.21)                2.33               (0.49)
                                                         -------------        -------------       -------------
NET ASSET VALUE--END OF PERIOD                           $       16.14        $       18.35       $       16.02
                                                         =============        =============       =============

Total Return (excluding sales charges)                            0.75%               16.85%              (2.97%)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                          $       9,585        $       7,654       $       2,830
Ratio of expenses to average net assets                           1.03%(a)             1.04%               1.11%(a)
Ratio of net investment income to average net assets              0.66%(a)            (0.02%)             (0.38%)(a)
Portfolio turnover (b)(d)                                        85.98%               35.18%              38.61%
---------------------------------------------------------------------------------------------------------------------


                                                        -------------------------------------------------------
                                                                                   CLASS B
                                                        -------------------------------------------------------
                                                             SIX MONTHS          YEAR ENDED         PERIOD FROM
                                                         ENDED APRIL 30,         OCTOBER 31,    MAY 11, 1998 TO
                                                                   2000                1999    OCTOBER 31, 1998
                                                            (UNAUDITED)
                                                        -------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                     $       18.20        $       15.98     $       16.51
                                                         -------------        -------------     -------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                      0.11                (0.06)            (0.04)
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                   0.05                 2.59             (0.49)
                                                         -------------        -------------     -------------
    Total from investment operations                              0.16                 2.53             (0.53)
                                                         -------------        -------------     -------------
DISTRIBUTIONS:
Net investment income                                                -                    -                 -
Net realized gains                                               (2.44)               (0.31)                -
                                                         -------------        -------------     -------------
    Total distributions                                          (2.44)               (0.31)                -
                                                         -------------        -------------     -------------
Net increase (decrease) in net asset value                       (2.28)                2.22             (0.53)
                                                         -------------        -------------     -------------
NET ASSET VALUE--END OF PERIOD                           $       15.92        $       18.20     $       15.98
                                                         =============        =============     =============

Total Return (excluding sales charges)                            0.33%               16.12%            (3.21%)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                          $       8,208        $       6,210     $       1,557
Ratio of expenses to average net assets                           1.79%(a)             1.79%             1.88%(a)
Ratio of net investment income to average net assets              0.66%(a)            (0.76%)           (1.16%)(a)
Portfolio turnover (b)(d)                                        85.98%               35.18%            38.61%
-------------------------------------------------------------------------------------------------------------------



                                                             SIX MONTHS                    CLASS D (c)
                                                         ENDED APRIL 30,             YEARS ENDED OCTOBER 31,
                                                                   2000       -----------------------------------
                                                             (UNAUDITED)               1999            1998 (c)
                                                        ---------------------------------------------------------

NET ASSET VALUE--BEGINNING OF PERIOD                     $       18.36        $       16.02       $       16.32
                                                         -------------        -------------       -------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                      0.01                 0.03                0.03
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                   0.23                 2.65                2.32
                                                         -------------        -------------       -------------
    Total from investment operations                              0.24                 2.68                2.35
                                                         -------------        -------------       -------------
DISTRIBUTIONS:
Net investment income                                                -                (0.03)              (0.03)
In excess of net investment income                                   -                    -               (0.01)
Net realized gains                                               (2.44)               (0.31)              (2.61)
                                                         -------------        -------------       -------------
    Total distributions                                          (2.44)               (0.34)              (2.65)
                                                         -------------        -------------       -------------
Net increase (decrease) in net asset value                       (2.20)                2.34               (0.30)
                                                         -------------        -------------       -------------
NET ASSET VALUE--END OF PERIOD                           $       16.16        $       18.36       $       16.02
                                                         =============        =============       =============

Total Return (excluding sales charges)                            0.82%               17.07%              15.94%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                          $     962,332        $   1,014,687       $     914,178
Ratio of expenses to average net assets                           0.83%(a)             0.80%               0.73%
Ratio of net investment income to average net assets              0.66%(a)             0.19%               0.19%
Portfolio turnover (b)(d)                                        85.98%               35.18%              38.61%


                                                                                     CLASS D (c)
                                                                              YEARS ENDED OCTOBER 31,
                                                        --------------------------------------------------------
                                                                    1997                 1996              1995
                                                        --------------------------------------------------------

NET ASSET VALUE--BEGINNING OF PERIOD                       $       13.34        $       13.22     $       11.35
                                                           -------------        -------------     -------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                        0.12                 0.16              0.21
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                     3.94                 1.36              2.10
                                                           -------------        -------------     -------------
    Total from investment operations                                4.06                 1.52              2.31
                                                           -------------        -------------     -------------
DISTRIBUTIONS:
Net investment income                                              (0.12)               (0.16)            (0.20)
In excess of net investment income                                     -                    -                 -
Net realized gains                                                 (0.96)               (1.24)            (0.24)
                                                           -------------        -------------     -------------
    Total distributions                                            (1.08)               (1.40)            (0.44)
                                                           -------------        -------------     -------------
Net increase (decrease) in net asset value                          2.98                 0.12              1.87
                                                           -------------        -------------     -------------
NET ASSET VALUE--END OF PERIOD                             $       16.32        $       13.34     $       13.22
                                                           =============        =============     =============

Total Return (excluding sales charges)                             32.12%               12.36%            21.01%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                            $     818,124        $     655,616     $     582,927
Ratio of expenses to average net assets                             0.64%                0.64%             0.66%
Ratio of net investment income to average net assets                0.81%                1.20%             1.66%
Portfolio turnover (b)(d)                                          45.07%               25.61%            27.10%
-------------------------------------------------------------------------------------------------------------------



(a) ANNUALIZED.
(b) PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.
(c) UPON A TRUST REORGANIZATION ON MAY 11, 1998, THE EXISTING SHARES OF THE FUND WERE RENAMED CLASS D.
(d) NON-ANNUALIZED.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

4 0    N A T I O N W I D E

                                                                      [ART WORK]


FINANCIAL HIGHLIGHTS - NATIONWIDE(R) FUND
--------------------------------------------------------------------------------
                  SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                        -----------------------------------------------------------
                                                                                      CLASS A
                                                        -----------------------------------------------------------
                                                               SIX MONTHS          YEAR ENDED           PERIOD FROM
                                                           ENDED APRIL 30,         OCTOBER 31,      MAY 11, 1998 TO
                                                                     2000                1999      OCTOBER 31, 1998
                                                              (UNAUDITED)
                                                        -----------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                     $       32.71          $       30.30       $       29.94
                                                         -------------          -------------       -------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                      0.09                   0.17                0.06
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                  (0.37)                  2.84                0.38
                                                         -------------          -------------       -------------
    Total from investment operations                             (0.28)                  3.01                0.44
                                                         -------------          -------------       -------------
DISTRIBUTIONS:
Net investment income                                            (0.10)                 (0.11)              (0.08)
Net realized gains                                               (2.04)                 (0.49)                  -
                                                         -------------          -------------       -------------
    Total distributions                                          (2.14)                 (0.60)              (0.08)
                                                         -------------          -------------       -------------
Net increase (decrease) in net asset value                       (2.42)                  2.41                0.35
                                                         -------------          -------------       -------------
NET ASSET VALUE--END OF PERIOD                           $       30.29          $       32.71       $       30.30
                                                         =============          =============       =============

Total Return (excluding sales charges)                           (0.62%)(d)             10.05%               1.48%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                          $      57,238          $      54,223       $      19,746
Ratio of expenses to average net assets                           0.97%(a)               0.96%               1.00%(a)
Ratio of net investment income to average net assets              0.64%(a)               0.53%               0.54%(a)
Portfolio turnover (b)(d)                                        32.97%                 13.88%              13.47%
-----------------------------------------------------------------------------------------------------------------------


                                                          ----------------------------------------------------------
                                                                                        CLASS B
                                                          ----------------------------------------------------------
                                                               SIX MONTHS            YEAR ENDED          PERIOD FROM
                                                           ENDED APRIL 30,           OCTOBER 31,     MAY 11, 1998 TO
                                                                     2000                  1999     OCTOBER 31, 1998
                                                              (UNAUDITED)
                                                          ----------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                       $       32.45          $       30.18     $       29.94
                                                           -------------          -------------     -------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                        0.02                  (0.03)                -
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                    (0.40)                  2.79              0.27
                                                           -------------          -------------     -------------
    Total from investment operations                               (0.38)                  2.76              0.27
                                                           -------------          -------------     -------------
DISTRIBUTIONS:
Net investment income                                                  -                      -             (0.03)
Net realized gains                                                 (2.04)                 (0.49)                -
                                                           -------------          -------------     -------------
    Total distributions                                            (2.04)                 (0.49)            (0.03)
                                                           -------------          -------------     -------------
Net increase (decrease) in net asset value                         (2.42)                  2.27              0.24
                                                           -------------          -------------     -------------
NET ASSET VALUE--END OF PERIOD                             $       30.03          $       32.45     $       30.18
                                                           =============          =============     =============

Total Return (excluding sales charges)                              1.01%(d)               9.22%             0.90%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                            $      46,867          $      44,994     $      13,493
Ratio of expenses to average net assets                        1.72% (a)                   1.72%             1.75%(a)
Ratio of net investment income to average net assets               (0.09%)(a)             (0.21%)           (0.20%)(a)
Portfolio turnover (b)(d)                                          32.97%                 13.88%            13.47%
-----------------------------------------------------------------------------------------------------------------------


                                                       -----------------------------------------------------------
                                                              SIX MONTHS                       CLASS D (c)
                                                          ENDED APRIL 30,               YEARS ENDED OCTOBER 31,
                                                                    2000        --------------------------------------
                                                             (UNAUDITED)                 1999             1998 (c)
                                                         -------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                     $       32.60          $       30.26       $       26.57
                                                         -------------          -------------       -------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                      0.13                   0.25                0.30
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                  (0.38)                  2.82                6.23
                                                         -------------          -------------       -------------
    Total from investment operations                             (0.25)                  3.07                6.53
                                                         -------------          -------------       -------------
DISTRIBUTIONS:
Net investment income                                            (0.13)                 (0.24)              (0.30)
Net realized gains                                               (2.04)                 (0.49)              (2.54)
                                                         -------------          -------------       -------------
    Total distributions                                          (2.17)                 (0.73)              (2.84)
                                                         -------------          -------------       -------------
Net increase (decrease) in net asset value                       (2.42)                  2.34                3.69
                                                         -------------          -------------       -------------
NET ASSET VALUE--END OF PERIOD                           $       30.18          $       32.60       $       30.26
                                                         =============          =============       =============

Total Return (excluding sales charges)                           (0.55%)(d)             10.27%              25.73%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                          $   2,141,208          $   2,443,493       $   2,172,101
Ratio of expenses to average net assets                           0.77%(a)               0.73%               0.66%
Ratio of net investment income to average net assets              0.88%(a)               0.78%               1.00%
Portfolio turnover (b)(d)                                        32.97%                 13.88%              13.47%
--------------------------------------------------------------------------------------------------------------------



                                                       -----------------------------------------------------------
                                                                                    CLASS D (c)
                                                                              YEARS ENDED OCTOBER 31,
                                                       -----------------------------------------------------------
                                                                     1997                   1996              1995
                                                       -----------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                        $       20.41          $       17.35     $       16.12
                                                            -------------          -------------     -------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                         0.31                   0.36              0.31
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                      7.44                   3.98              2.49
                                                            -------------          -------------     -------------
    Total from investment operations                                 7.75                   4.34              2.80
                                                            -------------          -------------     -------------
DISTRIBUTIONS:
Net investment income                                               (0.31)                 (0.35)            (0.31)
Net realized gains                                                  (1.28)                 (0.93)            (1.26)
                                                            -------------          -------------     -------------
    Total distributions                                             (1.59)                 (1.28)            (1.57)
                                                            -------------          -------------     -------------
Net increase (decrease) in net asset value                           6.16                   3.06              1.23
                                                            -------------          -------------     -------------
NET ASSET VALUE--END OF PERIOD                              $       26.57          $       20.41     $       17.35
                                                            =============          =============     =============

Total Return (excluding sales charges)                              40.17%                 26.11%            19.24%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                             $   1,448,422          $     958,590     $     795,666
Ratio of expenses to average net assets                              0.60%                  0.61%             0.63%
Ratio of net investment income to average net assets                 1.32%                  1.89%             1.95%
Portfolio turnover (b)(d)                                           14.94%                 16.71%            16.50%
--------------------------------------------------------------------------------------------------------------------


(a) ANNUALIZED.
(b) PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.
(c) UPON A TRUST REORGANIZATION ON MAY 11, 1998, THE EXISTING SHARES OF THE FUND WERE RENAMED CLASS D.
(d) NON-ANNUALIZED.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                                     N A T I O N W I D E    4 1

FINANCIAL HIGHLIGHTS - NATIONWIDE(R) BOND FUND
--------------------------------------------------------------------------------
                  SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                       ---------------------------------------------------------
                                                                                  Class A
                                                       ---------------------------------------------------------
                                                            Six Months         Year Ended         Period from
                                                        Ended April 30,        October 31,    May 11, 1998 to
                                                                  2000               1999    October 31, 1998
                                                           (Unaudited)
                                                       ---------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                     $      9.07          $      9.75       $      9.52
                                                         -----------          -----------       -----------
INVESTMENT ACTIVITIES:
Net investment income                                           0.28                 0.53              0.26
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                (0.30)               (0.68)             0.23
                                                         -----------          -----------       -----------
    Total from investment operations                           (0.02)               (0.15)             0.49
                                                         -----------          -----------       -----------
DISTRIBUTIONS:
Net investment income                                          (0.28)               (0.53)            (0.26)
                                                         -----------          -----------       -----------
    Total distributions                                        (0.28)               (0.53)            (0.26)
                                                         -----------          -----------       -----------
Net increase (decrease) in net asset value                     (0.30)               (0.68)             0.23
                                                         -----------          -----------       -----------
NET ASSET VALUE--END OF PERIOD                           $      8.77          $      9.07       $      9.75
                                                         ===========          ===========       ===========

Total Return (excluding sales charges)                         (0.24%)(d)           (1.58%)            5.18%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                          $     3,199          $     3,186       $     1,365
Ratio of expenses to average net assets                         1.08%(a)             1.08%             1.17%(a)
Ratio of net investment income to average net assets            6.27%(a)             5.67%             5.48%(a)
Portfolio turnover (b)(d)                                      43.06%               64.26%            70.31%
-----------------------------------------------------------------------------------------------------------------

                                                       -----------------------------------------------------------
                                                                                      Class B
                                                       -----------------------------------------------------------
                                                               Six Months          Year Ended         Period from
                                                           Ended April 30,         October 31,    May 11, 1998 to
                                                                     2000                1999    October 31, 1998
                                                              (Unaudited)
                                                       -----------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                        $      9.08          $      9.75       $      9.52
                                                            -----------          -----------       -----------
INVESTMENT ACTIVITIES:
Net investment income                                              0.25                 0.47              0.23
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                   (0.31)               (0.67)             0.23
                                                            -----------          -----------       -----------
    Total from investment operations                              (0.06)               (0.20)             0.46
                                                            -----------          -----------       -----------
DISTRIBUTIONS:
Net investment income                                             (0.25)               (0.47)            (0.23)
                                                            -----------          -----------       -----------
    Total distributions                                           (0.25)               (0.47)            (0.23)
                                                            -----------          -----------       -----------
Net increase (decrease) in net asset value                        (0.31)               (0.67)             0.23
                                                            -----------          -----------       -----------
NET ASSET VALUE--END OF PERIOD                              $      8.77          $      9.08       $      9.75
                                                            ===========          ===========       ===========

Total Return (excluding sales charges)                            (0.65%)(d)           (2.07%)            4.85%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                             $     1,746          $     1,662       $       490
Ratio of expenses to average net assets                            1.68%(a)             1.68%             1.81%(a)
Ratio of net investment income to average net assets               5.67%(a)             5.07%             4.93%(a)
Portfolio turnover (b)(d)                                         43.06%               64.26%            70.31%
-------------------------------------------------------------------------------------------------------------------



                                                      -----------------------------------------------------------
                                                           SIX MONTHS                    CLASS D (c)
                                                       ENDED APRIL 30,             YEARS ENDED OCTOBER 31,
                                                                 2000        ------------------------------------
                                                           (UNAUDITED)               1999           1998 (c)
                                                      -----------------------------------------------------------

NET ASSET VALUE--BEGINNING OF PERIOD                     $      9.09          $      9.76       $      9.49
                                                         -----------          -----------       -----------
INVESTMENT ACTIVITIES:
Net investment income                                           0.29                 0.55              0.57
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                (0.31)               (0.67)             0.27
                                                         -----------          -----------       -----------
    Total from investment operations                           (0.02)               (0.12)             0.84
                                                         -----------          -----------       -----------
DISTRIBUTIONS:
Net investment income                                          (0.29)               (0.55)            (0.57)
                                                         -----------          -----------       -----------
    Total distributions                                        (0.29)               (0.55)            (0.57)
                                                         -----------          -----------       -----------
Net increase (decrease) in net asset value                     (0.31)               (0.67)             0.27
                                                         -----------          -----------       -----------
NET ASSET VALUE--END OF PERIOD                           $      8.78          $      9.09       $      9.76
                                                         ===========          ===========       ===========

Total Return (excluding sales charges)                         (0.25%)(d)           (1.24%)            9.11%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                          $   112,399          $   125,451       $   134,822
Ratio of expenses to average net assets                         0.87%(a)             0.83%             0.78%
Ratio of net investment income to average net assets            6.46%(a)             5.86%             5.93%
Portfolio turnover (b)(d)                                      43.06%               64.26%            70.31%
-----------------------------------------------------------------------------------------------------------------

                                                      -------------------------------------------------------
                                                                               CLASS D (c)
                                                                         YEARS ENDED OCTOBER 31,
                                                      -------------------------------------------------------
                                                                 1997                 1996              1995
                                                      -------------------------------------------------------

NET ASSET VALUE--BEGINNING OF PERIOD                      $      9.34          $      9.50       $      8.46
                                                          -----------          -----------       -----------
INVESTMENT ACTIVITIES:
Net investment income                                            0.60                 0.61              0.63
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                  0.15                (0.15)             1.04
                                                          -----------          -----------       -----------
    Total from investment operations                             0.75                 0.46              1.67
                                                          -----------          -----------       -----------
DISTRIBUTIONS:
Net investment income                                           (0.60)               (0.62)            (0.63)
                                                          -----------          -----------       -----------
    Total distributions                                         (0.60)               (0.62)            (0.63)
                                                          -----------          -----------       -----------
Net increase (decrease) in net asset value                       0.15                (0.16)             1.04
                                                          -----------          -----------       -----------
NET ASSET VALUE--END OF PERIOD                            $      9.49          $      9.34       $      9.50
                                                          ===========          ===========       ===========

Total Return (excluding sales charges)                           8.33%                5.05%            20.41%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                           $   124,404          $   133,253       $   133,633
Ratio of expenses to average net assets                          0.72%                0.70%             0.71%
Ratio of net investment income to average net assets             6.43%                6.60%             7.04%
Portfolio turnover (b)(d)                                       70.63%               38.95%            70.40%
---------------------------------------------------------------------------------------------------------------



(a) ANNUALIZED.
(b) PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.
(c) UPON A TRUST REORGANIZATION ON MAY 11, 1998, THE EXISTING SHARES OF THE FUND WERE RENAMED CLASS D.
(d) NON-ANNUALIZED.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.



4 2   N A T I O N W I D E

                                                                      [ART WORK]


FINANCIAL HIGHLIGHTS - NATIONWIDE(R) TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
                  SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                           ----------------------------------------------------------
                                                                                    Class A
                                                           ----------------------------------------------------------
                                                                 Six Months       Year Ended          Period from
                                                             Ended April 30,      October 31,     May 11, 1998 to
                                                                       2000             1999     October 31, 1998
                                                                (Unaudited)
                                                           ----------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                        $      9.79          $     10.65       $     10.48
                                                            -----------          -----------       -----------
INVESTMENT ACTIVITIES:
Net investment income                                              0.25                 0.49              0.23
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                       -                (0.82)             0.17
                                                            -----------          -----------       -----------
    Total from investment operations                               0.25                (0.33)             0.40
                                                            -----------          -----------       -----------
DISTRIBUTIONS:
Net investment income                                             (0.25)               (0.49)            (0.23)
Net realized gains                                                    -                (0.04)                -
                                                            -----------          -----------       -----------
    Total distributions                                           (0.25)               (0.53)            (0.23)
                                                            -----------          -----------       -----------
Net increase (decrease) in net asset value                            -                (0.86)             0.17
                                                            -----------          -----------       -----------
NET ASSET VALUE--END OF PERIOD                              $      9.79          $      9.79       $     10.65
                                                            ===========          ===========       ===========

Total Return (excluding sales charges)                             2.57%(c)            (3.26%)            3.86%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                             $     2,285          $     2,383       $       601
Ratio of expenses to average net assets                            0.97%(a)             0.96%             1.00%(a)
Ratio of net investment income to average net assets               5.11%(a)             4.73%             4.50%(a)
Portfolio turnover (b)(c)                                          5.65%               42.26%            28.88%
--------------------------------------------------------------------------------------------------------------------
                                                         ----------------------------------------------------------
                                                                                    Class B
                                                         ----------------------------------------------------------
                                                                 Six Months         Year Ended         Period from
                                                             Ended April 30,        October 31,    May 11, 1998 to
                                                                       2000               1999    October 31, 1998
                                                                (Unaudited)
                                                         ----------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                         $      9.78          $     10.66       $     10.48
                                                             -----------          -----------       -----------
INVESTMENT ACTIVITIES:
Net investment income                                               0.22                 0.42              0.20
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                        -                (0.83)             0.18
                                                             -----------          -----------       -----------
    Total from investment operations                                0.22                (0.41)             0.38
                                                             -----------          -----------       -----------
DISTRIBUTIONS:
Net investment income                                              (0.22)               (0.43)            (0.20)
Net realized gains                                                     -                (0.04)                -
                                                             -----------          -----------       -----------
    Total distributions                                            (0.22)               (0.47)            (0.20)
                                                             -----------          -----------       -----------
Net increase (decrease) in net asset value                             -                (0.88)             0.18
                                                             -----------          -----------       -----------
NET ASSET VALUE--END OF PERIOD                               $      9.78          $      9.78       $     10.66
                                                             ===========          ===========       ===========

Total Return (excluding sales charges)                         2.27% (c)                (4.02%)            3.66%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                              $     4,036          $     3,746       $     1,477
Ratio of expenses to average net assets                             1.57%(a)             1.56%             1.66%(a)
Ratio of net investment income to average net assets                4.52%(a)             4.12%             3.94%(a)
Portfolio turnover (b)(c)                                           5.65%               42.26%            28.88%
-------------------------------------------------------------------------------------------------------------------



                                                                SIX MONTHS                  CLASS D (c)
                                                            ENDED APRIL 30,          YEARS ENDED OCTOBER 31,
                                                                      2000      ----------------------------------
                                                               (UNAUDITED)              1999          1998 (c)
                                                           -------------------------------------------------------

NET ASSET VALUE--BEGINNING OF PERIOD                        $      9.78          $     10.66       $     10.51
                                                            -----------          -----------       -----------
INVESTMENT ACTIVITIES:
Net investment income                                              0.26                 0.51              0.50
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                       -                (0.84)             0.23
                                                            -----------          -----------       -----------
    Total from investment operations                               0.26                (0.33)             0.73
                                                            -----------          -----------       -----------
DISTRIBUTIONS:
Net investment income                                             (0.26)               (0.51)            (0.50)
Net realized gains                                                    -                (0.04)            (0.08)
                                                            -----------          -----------       -----------
    Total distributions                                           (0.26)               (0.55)            (0.58)
                                                            -----------          -----------       -----------
Net increase (decrease) in net asset value                            -                (0.88)             0.15
                                                            -----------          -----------       -----------
NET ASSET VALUE--END OF PERIOD                              $      9.78          $      9.78       $     10.66
                                                            ===========          ===========       ===========
Total Return (excluding sales charges)                             2.70%(c)            (3.21%)            7.09%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                             $   210,621          $   226,270       $   263,662
Ratio of expenses to average net assets                            0.72%(a)             0.71%             0.85%
Ratio of expenses to average net assets(*)                          N/A                  N/A              0.93%
Ratio of net investment income to average net assets               5.36%(a)             4.93%             4.73%
Ratio of net investment income to average net assets(*)             N/A                  N/A              4.65%
Portfolio turnover (b)(c)                                          5.65%               42.26%            28.88%


                                                                              CLASS D (c)
                                                                      YEARS ENDED OCTOBER 31,
                                                         ---------------------------------------------------------
                                                                      1997                 1996              1995
                                                         ---------------------------------------------------------

NET ASSET VALUE--BEGINNING OF PERIOD                           $     10.24          $     10.22       $      9.40
                                                               -----------          -----------       -----------
INVESTMENT ACTIVITIES:
Net investment income                                                 0.50                 0.51              0.51
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                       0.27                 0.02              0.84
                                                               -----------          -----------       -----------
    Total from investment operations                                  0.77                 0.53              1.35
                                                               -----------          -----------       -----------
DISTRIBUTIONS:
Net investment income                                                (0.50)               (0.51)            (0.53)
Net realized gains                                                       -                    -                 -
                                                               -----------          -----------       -----------
    Total distributions                                              (0.50)               (0.51)            (0.53)
                                                               -----------          -----------       -----------
Net increase (decrease) in net asset value                            0.27                 0.02              0.82
                                                               -----------          -----------       -----------
NET ASSET VALUE--END OF PERIOD                                 $     10.51          $     10.24       $     10.22
                                                               ===========          ===========       ===========
Total Return (excluding sales charges)                                7.72%                5.31%            14.66%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                                $   256,486          $   264,642       $   262,484
Ratio of expenses to average net assets                               0.96%                0.96%             0.98%
Ratio of expenses to average net assets(*)                            1.11%                1.11%             1.13%
Ratio of net investment income to average net assets                  4.85%                4.98%             5.20%
Ratio of net investment income to average net assets(*)               4.70%                4.83%             5.05%
Portfolio turnover (b)(c)                                            39.49%               24.15%            31.70%



(*) RATIOS CALCULATED AS IF NO EXPENSES WERE WAIVED OR REIMBURSED.
(a) ANNUALIZED.
(b) PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.
(c) NON-ANNUALIZED.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                                      N A T I O N W I D E   4 3

FINANCIAL HIGHLIGHTS - NATIONWIDE(R) LONG-TERM U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
                  SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                          -----------------------------------------------------
                                                                                  Class A
                                                          -----------------------------------------------------
                                                              Six Months        Year Ended        Period from
                                                          Ended April 30,       October 31,   May 11, 1998 to
                                                                    2000              1999   October 31, 1998
                                                             (Unaudited)
                                                          -----------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                        $    10.88          $    11.77       $    11.24
                                                            ----------          ----------       ----------
INVESTMENT ACTIVITIES:
Net investment income                                             0.30                0.59             0.28
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                  (0.06)              (0.90)            0.53
                                                            ----------          ----------       ----------
    Total from investment operations                              0.24               (0.31)            0.81
                                                            ----------          ----------       ----------
DISTRIBUTIONS:
Net investment income                                            (0.30)              (0.58)           (0.28)
Net realized gains                                               (0.16)                  -                -
                                                            ----------          ----------       ----------
    Total distributions                                          (0.46)              (0.58)           (0.28)
                                                            ----------          ----------       ----------
Net increase (decrease) in net asset value                       (0.22)              (0.89)            0.53
                                                            ----------          ----------       ----------
NET ASSET VALUE--END OF PERIOD                              $    10.66          $    10.88       $    11.77
                                                            ==========          ==========       ==========

Total Return (excluding sales charges)                            2.27%(c)           (2.63%)           7.32%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                             $    3,321          $    2,041       $      201
Ratio of expenses to average net assets                           1.04%(a)            1.04%            1.04%(a)
Ratio of expenses to average net assets(*)                        1.15%(a)            1.14%            1.28%(a)
Ratio of net investment income to average net assets              5.55%(a)            5.29%            5.09%(a)
Ratio of net investment income to average net assets(*)           4.51%(a)            5.19%            4.85%(a)
Portfolio turnover (b)(c)                                        60.11%              84.33%           51.12%
---------------------------------------------------------------------------------------------------------------


                                                         --------------------------------------------------------
                                                                                    Class B
                                                         --------------------------------------------------------
                                                               Six Months          Year Ended         Period from
                                                           Ended April 30,         October 31,    May 11, 1998 to
                                                                     2000                1999    October 31, 1998
                                                              (Unaudited)
                                                         --------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                           $    10.88          $    11.76       $    11.24
                                                               ----------          ----------       ----------
INVESTMENT ACTIVITIES:
Net investment income                                                0.26                0.52             0.25
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                     (0.06)              (0.89)            0.52
                                                               ----------          ----------       ----------
    Total from investment operations                                 0.20               (0.37)            0.77
                                                               ----------          ----------       ----------
DISTRIBUTIONS:
Net investment income                                               (0.26)              (0.51)           (0.25)
Net realized gains                                                  (0.16)                  -                -
                                                               ----------          ----------       ----------
    Total distributions                                             (0.42)              (0.51)           (0.25)
                                                               ----------          ----------       ----------
Net increase (decrease) in net asset value                          (0.22)              (0.88)            0.52
                                                               ----------          ----------       ----------
NET ASSET VALUE--END OF PERIOD                                 $    10.66          $    10.88       $    11.76
                                                               ==========          ==========       ==========

Total Return (excluding sales charges)                               1.95%(c)           (3.15%)           6.90%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                                $    1,713          $    1,876       $      352
Ratio of expenses to average net assets                              1.64%(a)            1.64%            1.64%(a)
Ratio of expenses to average net assets(*)                           1.75%(a)            1.74%            1.90%(a)
Ratio of net investment income to average net assets                 4.95%(a)            4.68%            4.52%(a)
Ratio of net investment income to average net assets(*)              3.31%(a)            4.58%            4.26%(a)
Portfolio turnover (b)(c)                                           60.11%              84.33%           51.12%
-------------------------------------------------------------------------------------------------------------------



                                                              SIX MONTHS                  CLASS D (c)
                                                          ENDED APRIL 30,          YEARS ENDED OCTOBER 31,
                                                                    2000        -------------------------------
                                                              (UNAUDITED)             1999         1998 (c)
                                                         ------------------------------------------------------

NET ASSET VALUE--BEGINNING OF PERIOD                        $    10.88          $    11.77       $    11.19
                                                            ----------          ----------       ----------
INVESTMENT ACTIVITIES:
Net investment income                                             0.31                0.61             0.63
                                                            ----------          ----------       ----------
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                  (0.06)              (0.89)            0.58
                                                            ----------          ----------       ----------
    Total from investment operations                              0.25               (0.28)            1.21
                                                            ----------          ----------       ----------
DISTRIBUTIONS:
Net investment income                                            (0.31)              (0.61)           (0.63)
Net realized gains                                               (0.16)                  -                -
                                                            ----------          ----------       ----------
    Total distributions                                          (0.47)              (0.61)           (0.63)
                                                            ----------          ----------       ----------
Net increase (decrease) in net asset value                       (0.22)              (0.89)            0.58
                                                            ----------          ----------       ----------
NET ASSET VALUE--END OF PERIOD                              $    10.66          $    10.88       $    11.77
                                                            ==========          ==========       ==========

Total Return (excluding sales charges)                            2.37%(c)           (2.39%)          11.15%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                             $   28,421          $   32,117       $   40,946
Ratio of expenses to average net assets                           0.79%(a)            0.79%            0.82%
Ratio of expenses to average net assets(*)                        0.90%(a)            0.89%            1.28%
Ratio of net investment income to average net assets              5.79%(a)            5.33%            5.55%
Ratio of net investment income to average net assets(*)           4.99%(a)            5.44%            5.09%
Portfolio turnover (b)(c)                                        60.11%              84.33%           51.12%
---------------------------------------------------------------------------------------------------------------


                                                                                    CLASS D (c)
                                                                              YEARS ENDED OCTOBER 31,
                                                         -----------------------------------------------------
                                                                     1997                1996             1995
                                                         -----------------------------------------------------

NET ASSET VALUE--BEGINNING OF PERIOD                           $    10.92          $    11.07       $    10.12
                                                               ----------          ----------       ----------
INVESTMENT ACTIVITIES:
Net investment income                                                0.66                0.68             0.68
                                                               ----------          ----------       ----------
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                      0.27               (0.15)            0.95
                                                               ----------          ----------       ----------
    Total from investment operations                                 0.93                0.53             1.63
                                                               ----------          ----------       ----------
DISTRIBUTIONS:
Net investment income                                               (0.66)              (0.68)           (0.68)
Net realized gains                                                      -                   -                -
                                                               ----------          ----------       ----------
    Total distributions                                             (0.66)              (0.68)           (0.68)
                                                               ----------          ----------       ----------
Net increase (decrease) in net asset value                           0.27               (0.15)            0.95
                                                               ----------          ----------       ----------
NET ASSET VALUE--END OF PERIOD                                 $    11.19          $    10.92       $    11.07
                                                               ==========          ==========       ==========

Total Return (excluding sales charges)                               8.84%               5.01%           16.68%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                                $   48,549          $   58,737       $   69,190
Ratio of expenses to average net assets                              0.85%               0.84%            0.89%
Ratio of expenses to average net assets(*)                           1.60%               1.59%            1.58%
Ratio of net investment income to average net assets                 6.04%               6.26%            6.42%
Ratio of net investment income to average net assets(*)              5.29%               5.51%            5.73%
Portfolio turnover (b)(c)                                           52.10%              21.04%          140.55%
-----------------------------------------------------------------------------------------------------------------



(*) RATIOS CALCULATED AS IF NO EXPENSES WERE WAIVED OR REIMBURSED.
(a) ANNUALIZED.
(b) PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.
(c) NON-ANNUALIZED.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

4 4    N A T I O N W I D E

                                                                       [ARTWORK]
FINANCIAL HIGHLIGHTS - NATIONWIDE(R) INTERMEDIATE U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
                  SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                         -------------------------------------------------------
                                                                                  Class A
                                                         -------------------------------------------------------
                                                              Six Months        Year Ended         Period from
                                                          Ended April 30,       October 31,    May 11, 1998 to
                                                                    2000              1999    October 31, 1998
                                                             (Unaudited)
                                                         -------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                        $     9.89          $    10.56       $    10.24
                                                            ----------          ----------       ----------
INVESTMENT ACTIVITIES:
Net investment income                                             0.27                0.51             0.26
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                  (0.13)              (0.62)            0.32
                                                            ----------          ----------       ----------
    Total from investment operations                              0.14               (0.11)            0.58
                                                            ----------          ----------       ----------
DISTRIBUTIONS:
Net investment income                                            (0.27)              (0.51)           (0.26)
Net realized gains                                               (0.02)              (0.05)               -
                                                            ----------          ----------       ----------
    Total distributions                                          (0.29)              (0.56)           (0.26)
                                                            ----------          ----------       ----------
Net increase (decrease) in net asset value                       (0.15)              (0.67)            0.32
                                                            ----------          ----------       ----------
NET ASSET VALUE--END OF PERIOD                              $     9.74          $     9.89       $    10.56
                                                            ==========          ==========       ==========

Total Return (excluding sales charges)                            1.51%(c)           (1.05%)           5.69%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                                 53,387          $   49,601       $      332
Ratio of expenses to average net assets                           0.99%(a)            0.99%            1.04%(a)
Ratio of expenses to average net assets(*)                        1.09%(a)            1.15%            1.17%(a)
Ratio of net investment income to average net assets              5.71%(a)            5.13%            5.10%(a)
Ratio of net investment income to average net assets(*)           5.60%(a)            5.29%            4.97%(a)
Portfolio turnover (b)(c)                                        61.01%              51.86%           59.52%


                                                         --------------------------------------------------------
                                                                                     Class B
                                                         --------------------------------------------------------
                                                               Six Months          Year Ended       Period from
                                                           Ended April 30,         October 31,   May 11, 1998 to
                                                                     2000                1999  October 31, 1998
                                                              (Unaudited)
                                                         --------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                          $     9.89          $    10.55       $    10.24
                                                              ----------          ----------       ----------
INVESTMENT ACTIVITIES:
Net investment income                                               0.25                0.45             0.23
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                    (0.13)              (0.61)            0.31
                                                              ----------          ----------       ----------
    Total from investment operations                                0.12               (0.16)            0.54
                                                              ----------          ----------       ----------
DISTRIBUTIONS:
Net investment income                                              (0.25)              (0.45)           (0.23)
Net realized gains                                                 (0.02)              (0.05)               -
                                                              ----------          ----------       ----------
    Total distributions                                            (0.27)              (0.50)           (0.23)
                                                              ----------          ----------       ----------
Net increase (decrease) in net asset value                         (0.15)              (0.66)            0.31
                                                              ----------          ----------       ----------
NET ASSET VALUE--END OF PERIOD                                $     9.74          $     9.89       $    10.55
                                                              ==========          ==========       ==========

Total Return (excluding sales charges)                              1.21%(c)           (1.57%)           5.29%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                               $    1,137          $    1,148       $      297
Ratio of expenses to average net assets                             1.64%(a)            1.64%)           1.64%(a)
Ratio of expenses to average net assets(*)                          1.55%(a)            1.65%)           1.86%(a)
Ratio of net investment income to average net assets                5.05%(a)            4.44%            4.59%(a)
Ratio of net investment income to average net assets(*)             5.14%(a)            4.45%            4.37%(a)
Portfolio turnover (b)(c)                                          61.01%              51.86%           59.52%


                                                          -------------------------------------------------------
                                                              SIX MONTHS                  CLASS D (c)
                                                          ENDED APRIL 30,           YEARS ENDED OCTOBER 31,
                                                                    2000        ---------------------------------
                                                              (UNAUDITED)             1999          1998 (c)
                                                          -------------------------------------------------------

NET ASSET VALUE--BEGINNING OF PERIOD                        $     9.89          $    10.57       $    10.31
                                                            ----------          ----------       ----------
INVESTMENT ACTIVITIES:
Net investment income                                             0.29                0.53             0.56
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                  (0.13)              (0.63)            0.34
                                                            ----------          ----------       ----------
    Total from investment operations                              0.16               (0.10)            0.90
                                                            ----------          ----------       ----------
DISTRIBUTIONS:
Net investment income                                            (0.29)              (0.53)           (0.56)
In excess of net investment income                                   -                   -                -
Net realized gains                                               (0.02)              (0.05)           (0.08)
                                                            ----------          ----------       ----------
    Total distributions                                          (0.31)              (0.58)           (0.64)
                                                            ----------          ----------       ----------
Net increase (decrease) in net asset value                       (0.15)              (0.68)            0.26
                                                            ----------          ----------       ----------
NET ASSET VALUE--END OF PERIOD                              $     9.74          $     9.89       $    10.57
                                                            ==========          ==========       ==========

Total Return (excluding sales charges)                            1.64%(c)           (0.93%)           9.03%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                             $   50,418          $   52,260       $   50,849
Ratio of expenses to average net assets                           0.79%(a)            0.79%            0.92%
Ratio of expenses to average net assets(*)                        0.75(a)             0.81%            1.03%
Ratio of net investment income to average net assets              5.89%(a)            5.24%            5.43%
Ratio of net investment income to average net assets(*)           5.93%(a)            5.26%            5.32%
Portfolio turnover (b)(c)                                        61.01%              51.86%           59.52%
-----------------------------------------------------------------------------------------------------------------


                                                         ------------------------------------------------------
                                                                                  CLASS D (c)
                                                                            YEARS ENDED OCTOBER 31,
                                                         -----------------------------------------------------
                                                                   1997                1996             1995
                                                         ------------------------------------------------------

NET ASSET VALUE--BEGINNING OF PERIOD                         $    10.04          $    10.12       $     9.22
                                                             ----------          ----------       ----------
INVESTMENT ACTIVITIES:
Net investment income                                              0.59                0.59             0.59
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                    0.27               (0.08)            0.89
                                                             ----------          ----------       ----------
    Total from investment operations                               0.86                0.51             1.48
                                                             ----------          ----------       ----------
DISTRIBUTIONS:
Net investment income                                             (0.59)              (0.58)           (0.58)
In excess of net investment income                                    -               (0.01)               -
Net realized gains                                                    -                   -                -
                                                             ----------          ----------       ----------
    Total distributions                                           (0.59)              (0.59)           (0.58)
                                                             ----------          ----------       ----------
Net increase (decrease) in net asset value                         0.27               (0.08)            0.90
                                                             ----------          ----------       ----------
NET ASSET VALUE--END OF PERIOD                               $    10.31          $    10.04       $    10.12
                                                             ==========          ==========       ==========

Total Return (excluding sales charges)                             8.86%               5.28%           16.47%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                              $   41,328          $   39,497       $   39,777
Ratio of expenses to average net assets                            1.07%               1.06%            1.08%
Ratio of expenses to average net assets(*)                         1.22%               1.21%            1.23%
Ratio of net investment income to average net assets               5.85%               5.86%            5.92%
Ratio of net investment income to average net assets(*)            5.70%               5.71%            5.77%
Portfolio turnover (b)(c)                                         26.58%               9.30%           25.40%
-----------------------------------------------------------------------------------------------------------------


(*) RATIOS CALCULATED AS IF NO EXPENSES WERE WAIVED OR REIMBURSED.
(a) ANNUALIZED.
(b) PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.
(c) NON-ANNUALIZED.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.


                                                     N A T I O N W I D E    4 5

FINANCIAL HIGHLIGHTS NATIONWIDE(R) MONEY MARKET FUND
--------------------------------------------------------------------------------
                  SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING


                                                       ---------------------------------------
                                                                 SERVICE CLASS (a), (d)
                                                       ---------------------------------------
                                                              SIX MONTHS          PERIOD FROM
                                                          ENDED APRIL 30,     JANUARY 4, 1999
                                                                    2000        TO OCTOBER 31,
                                                             (UNAUDITED)                 1999
                                                       ---------------------------------------

NET ASSET VALUE--BEGINNING OF PERIOD                        $      1.00          $      1.00
                                                            -----------          -----------
INVESTMENT ACTIVITIES:
Net investment income                                              0.03                 0.04
                                                            -----------          -----------
    Total from investment operations                               0.03                 0.04
                                                            -----------          -----------
DISTRIBUTIONS:
Net investment income                                             (0.03)               (0.04)
                                                            -----------          -----------
    Total distributions                                           (0.03)               (0.04)
                                                            -----------          -----------
NET ASSET VALUE--END OF PERIOD                              $      1.00          $      1.00
                                                            ===========          ===========

Total Return (excluding sales charges)                             2.59%                3.69%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                             $   150,597          $    22,295
Ratio of expenses to average net assets                            0.75%(a)             0.64%(b)
Ratio of expenses to average net assets(*)                         0.78%(a)             0.79%(b)
Ratio of net investment income to average net assets               5.26%(a)             4.74%(b)
Ratio of net investment income to average net assets(*)            5.23%(a)             4.59%(b)
------------------------------------------------------------------------------------------------

                                                     -------------------------------------------------------------------------------
                                                         SIX MONTHS                            PRIME SHARES (c)
                                                     ENDED APRIL 30,                        YEARS ENDED OCTOBER 31,
                                                               2000    -------------------------------------------------------------
                                                     (UNAUDITED) (c)      1999 (c)    1998 (d)        1997         1996       1995
                                                     -------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                    $     1.00     $     1.00   $     1.00    $   1.00     $   1.00   $   1.00
                                                        ----------     ----------   ----------    --------     --------   --------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                  0.03           0.05         0.05        0.05         0.05       0.05
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                  -              -            -           -            -          -
                                                        ----------     ----------   ----------    --------     --------   --------
    Total from investment operations                          0.03           0.05         0.05        0.05         0.05       0.05
                                                        ----------     ----------   ----------    --------     --------   --------
DISTRIBUTIONS:
Net investment income                                        (0.03)         (0.05)       (0.05)      (0.05)       (0.05)     (0.05)
                                                        ----------     ----------   ----------    --------     --------   --------
    Total distributions                                      (0.03)         (0.05)       (0.05)      (0.05)       (0.05)     (0.05)
                                                        ----------     ----------   ----------    --------     --------   --------
NET ASSET VALUE--END OF PERIOD                          $     1.00     $     1.00   $     1.00    $   1.00     $   1.00   $   1.00
                                                        ==========     ==========   ==========    ========     ========   ========

Total Return (excluding sales charges)                        2.64%          4.61%        5.15%       5.07%        5.05%      5.46%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                         $1,222,507     $1,345,342   $1,048,689    $820,657     $729,500   $604,711
Ratio of expenses to average net assets                       0.65%(a)       0.61%        0.59%       0.59%        0.60%      0.62%
Ratio of expenses to average net assets(*)                     N/A            N/A         0.64%       0.64%        0.65%      0.67%
Ratio of net investment income to average net assets          5.24%(a)       4.52%        4.96%       4.96%        4.93%      5.34%
Ratio of net investment income to average net assets(*)        N/A            N/A         4.91%       4.91%        4.88%      5.29%

(*) RATIOS CALCULATED AS IF NO EXPENSES WERE WAIVED OR REIMBURSED.
(a) THE NATIONWIDE MONEY MARKET FUND SERVICE CLASS SHARES WERE FIRST OFFERED TO THE PUBLIC ON JANUARY 4, 1999. THESE SHARES WERE FORMERLY CLASS R SHARES.
(b) ANNUALIZED.
(c) ON JANUARY 4, 1999, THE EXISTING SHARES OF THE NATIONWIDE MONEY MARKET FUND WERE RENAMED PRIME SHARES.
(d) COMBINED DATA FOR THE FUND PRIOR TO AND AFTER REORGANIZATION.
    SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

4 6     N A T I O N W I D E

                                                                       [ARTWORK]

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(UNAUDITED)       APRIL 30, 2000

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nationwide Mutual Funds ("NMF" or the "Trust"), formerly known as Nationwide Investing Foundation III, is an open-end management investment company. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 31, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended. The Trust offers shares in twenty-eight separate series, or mutual funds, each with its own investment objectives. This report contains the financial statements and financial highlights of the eight funds listed below (the "Funds"):

     -   Nationwide Mid Cap Growth Fund

     -   Nationwide Growth Fund

     -   Nationwide Fund
           (together referred to as the "Stock Funds")

     -   Nationwide Bond Fund

     -   Nationwide Tax-Free Income Fund

     -   Nationwide Long-Term U.S. Government Bond Fund

     -   Nationwide Intermediate U.S. Government Bond Fund
           (together referred to as the "Bond Funds")

     -   Nationwide Money Market Fund
           (referred to as the "Money Market Fund")


The Stock and Bond Funds currently offer Class A, Class B, and Class D shares. Class A and B shares are available to all investors. The Class D shares are available to a limited group of investors, generally those who were shareholders of the predecessor funds at the time of the reorganization on May 11, 1998. The Class A and Class D shares of the Stock Funds are purchased with a maximum 5.75% and 4.50% front-end sales load, respectively. The Class A and Class D shares of the Bond Funds are purchased with a maximum 4.50% front-end sales load. The Class B shares are subject to a 5.00% maximum deferred sales charge (known as a contingent deferred sales charge or CDSC) if you sell your shares within six years of purchase and contain a conversion feature to Class A shares after you have held them for seven years. Sales charges are paid to the Fund's distributor, Nationwide Advisory Services, Inc. (NAS) which either retains them or pays a selling representative.

The Money Market Fund currently offers Prime and Service Class (formerly known as Class R) shares. The Prime Shares of the Fund are available to all investors. The Service Class is available to a limited group of investors, such as insurance company separate accounts and tax-exempt employee benefit plans. Neither class has any sales charges. The Service Class commenced operations on January 4, 1999, and at that time the existing shares of the Money Market Fund were renamed Prime Shares.

The Class A shares pay distribution and/or service (12b-1) fees under a Distribution Plan of 0.25%. The Class B shares of the Stock Funds and Bond Funds pay 1.00% and 0.85%, respectively, of 12b-1 fees. The Money Market Fund Service Class shares pay 0.15% of 12b-1 fees. These fees are either retained or paid by NAS to brokers for distribution and shareholders services.

In accordance with these procedures, the amortized cost valuations are regularly compared to market quotations provided by an independent pricing agent or principal market maker. The extent of deviations, if any, of the current net asset value per share calculated using available market quotations from the amortized cost per share, will be determined at such intervals as the Trustees deem appropriate. If the deviation from amortized cost per share exceeds 1/2 of 1%, the Trustees will consider appropriate action, which might include a revaluation of all, or an appropriate portion of the Funds assets based on current market factors.

The Class A and Class D of the Stock and Bond Funds and the Prime and Service Classes of the Money Market Fund pay administrative service fees of up to 0.25%. These fees are paid to brokers and other entities that provide administrative support services to the beneficial owners of the applicable shares.

  (a)  SECURITY VALUATION

         (1) Mid Cap Growth, Growth, Fund, Bond, Tax-Free Income, Long-Term and Intermediate U.S. Government Bond Funds:

             Securities traded on a national securities exchange are valued at the last quoted sale price as provided by an independent pricing agent. Securities traded in the over-the-counter (OTC) market are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price as provided by an independent pricing agent.

             U.S Government securities are valued at the last quoted bid price as provided by an independent pricing agent. All other debt securities are valued by a combination of daily quotes and matrix evaluations as provided by an independent pricing agent.

         (2) Money Market Fund:

             Securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended.

         (3) All Funds:

             The value of a repurchase agreement generally equals the purchase price paid by the Fund (cost) plus the interest accrued to date. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase agreement. Securities subject to repurchase agreements are held by the Federal Reserve/Treasury book-entry system or by the Fund's custodian or an approved sub-custodian. Securities for which reliable market quotations are not available, or for which an independent pricing agent does not provide a value or provides a value that does not represent


                                                     N A T I O N W I D E    4 7

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(UNAUDITED)       APRIL 30, 2000

             fair value in the judgement of the Fund's administrator or sub-administrator, are valued in accordance with procedures authorized by the Trust's Board of Trustees.

             The Trustees have approved amortized cost procedures for short-term money market obligations that have 60 days or less to maturity which are purchased by a non-money market fund.

  (b)  SECURITY TRANSACTIONS AND INVESTMENT INCOME

       Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and may include, where applicable, the pro rata amortization of premium or discount.

  (c)  FEDERAL INCOME TAXES

       Each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code, and to distribute all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Funds to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the applicable Fund. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

       As of the fiscal year ended October 31, 1999, the Bond and Tax-Free Income Funds had net capital loss carry forwards in the amounts of $7,241,215 and $1,065,849, respectively. If unused, the Bond Fund carry forwards will expire within 3 to 8 years and the Tax-Free Income Fund carry forwards will expire within 5 to 8 years.

  (d)  DIVIDENDS TO SHAREHOLDERS

       (1)  Mid Cap Growth, Growth, and Fund:

             Dividend income, if any, is declared and paid quarterly and is recorded on the ex-dividend date.

       (2) Bond, Tax-Free Income, Long-Term and Intermediate U.S. Government Bond, and Money Market:

             Dividend income is declared and recorded daily and paid monthly.

       (3)  All Funds

             Distributable net realized capital gains, if applicable, are declared and distributed at least annually.

             Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

             Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective Funds.

             As of the fiscal year ended October 31, 1999, undistributed net investment income, undistributed net realized gains and capital paid in excess of par value have been adjusted. Negative amounts represent credits and positive amounts represent debits. The adjustments are as follows:


                        CAPITAL PAID   UNDISTRIBUTED   UNDISTRIBUTED
                        IN EXCESS OF  NET INVESTMENT         CAPITAL
                           PAR VALUE          INCOME           GAIN
                        ---------------------------------------------
   Mid Cap Growth           $ (1,331)      $ 16,206      $ (14,875)

   Growth Fund               142,389        276,766       (419,155)

   Tax Free Income Fund       (1,822)       222,236       (220,414)


  (e)   EXPENSES

        General expenses of the Trust, not directly attributable to a Fund or to any class of shares, are allocated to the Funds based upon each Fund's relative average net assets or some other appropriate basis, as approved by the Trust's Board of Trustees. Once these expenses are allocated to a Fund, they are sub-allocated to the classes based on total settled shares outstanding of each class, for the Bond and Money Market Funds, and total shares outstanding of each class for Stock Funds.

        Direct expenses of a Fund are applied to that Fund and sub-allocated to the classes in the methods mentioned above.

        Direct expenses of a class are allocated to that class unless otherwise directed by the Trust's Board of Trustees. For example, distribution and administrative servicing fees are borne by the specific class of shares to which they apply.

  (f)   USE OF ESTIMATES

        The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions. These can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

                                                       4 8   N A T I O N W I D E

                                                          [PICTURE OF SMALL AREA
NOTES TO FINANCIAL STATEMENTS                             ON U.S. CURRENCY]
--------------------------------------------------------------------------------
                       APRIL 30, 2000

  (g)    CAPITAL SHARE TRANSACTIONS

             Transactions in class level shares of the Funds were as follows:

                                ------------------------------------  ------------------------------------
                                            MID CAP GROWTH                           GROWTH
                                ------------------------------------  ------------------------------------
                                SIX MONTHS ENDED                       SIX MONTHS ENDED
                                  APRIL 30, 2000         YEAR ENDED      APRIL 30, 2000         YEAR ENDED
CAPITAL TRANSACTIONS:                (UNAUDITED)   OCTOBER 31, 1999         (UNAUDITED)   OCTOBER 31, 1999
----------------------------------------------------------------------------------------------------------
CLASS A SHARES:
   Proceeds from shares issued     $   1,105,272      $   1,208,278      $   3,480,447      $   5,959,912
   Dividends reinvested                   98,510              5,130          1,124,619             58,125
   Cost of shares redeemed              (323,430)          (327,179)        (1,569,991)        (1,715,316)
                                   -------------      -------------      -------------      -------------
      Change in net assets         $     880,352      $     886,229      $   3,035,075      $   4,302,721
                                   =============      =============      =============      =============

CLASS B SHARES:
   Proceeds from shares issued     $     883,465      $     697,347      $   2,686,591      $   4,835,276
   Dividends reinvested                   69,708              4,303            865,147             35,528
   Cost of shares redeemed              (167,711)           (75,089)          (663,454)          (549,605)
                                   -------------      -------------      -------------      -------------
      Change in net assets         $     785,462      $     626,561      $   2,888,284      $   4,321,199
                                   =============      =============      =============      =============
----------------------------------------------------------------------------------------------------------
                                SIX MONTHS ENDED                       SIX MONTHS ENDED
                                  APRIL 30, 2000         YEAR ENDED      APRIL 30, 2000         YEAR ENDED
                                     (UNAUDITED)   OCTOBER 31, 1999         (UNAUDITED)   OCTOBER 31, 1999
----------------------------------------------------------------------------------------------------------

CLASS D SHARES:
   Proceeds from shares issued     $   5,632,699      $   1,585,850      $  37,339,476      $ 112,264,841
   Dividends reinvested                  680,095            118,206        130,933,455         19,012,513
   Cost of shares redeemed            (2,153,545)        (1,920,802)       (96,287,551)      (164,412,748)
                                   -------------      -------------      -------------      -------------
      Change in net assets         $   4,159,249      $     216,746      $  71,985,380      $(104,567,152)
                                   =============      =============      =============      =============


----------------------------------------------------------------------------------------------------------
                                SIX MONTHS ENDED                       SIX MONTHS ENDED
                                  APRIL 30, 2000         YEAR ENDED      APRIL 30, 2000         YEAR ENDED
SHARE TRANSACTIONS:                  (UNAUDITED)   OCTOBER 31, 1999         (UNAUDITED)   OCTOBER 31, 1999
----------------------------------------------------------------------------------------------------------

CLASS A SHARES:
   Issued                                 49,827             62,120            203,071            332,934
   Reinvested                              5,223                291             66,965              3,652
   Redeemed                              (15,270)           (16,540)           (93,364)           (96,101)
                                   -------------      -------------      -------------      -------------
      Change in shares                    39,780             45,871            176,672            240,485
                                   =============      =============      =============      =============

CLASS B SHARES:
   Issued                                 40,402             36,519            162,366            271,942
   Reinvested                              3,760                245             52,082              2,251
   Redeemed                               (7,884)            (3,838)           (39,899)           (30,518)
                                   -------------      -------------      -------------      -------------
      Change in shares                    36,278             32,926            174,549            243,675
                                   =============      =============      =============      =============


----------------------------------------------------------------------------------------------------------
                                SIX MONTHS ENDED                       SIX MONTHS ENDED
                                  APRIL 30, 2000         YEAR ENDED      APRIL 30, 2000         YEAR ENDED
                                     (UNAUDITED)   OCTOBER 31, 1999         (UNAUDITED)   OCTOBER 31, 1999
----------------------------------------------------------------------------------------------------------

CLASS D SHARES:
   Issued                                238,303             80,891          2,212,463          6,440,118
   Reinvested                             36,115              6,712          7,793,704          1,191,011
   Redeemed                              (97,450)           (99,114)        (5,706,618)        (9,425,421)
                                   -------------      -------------      -------------      -------------
      Change in shares                   176,968            (11,511)         4,299,549         (1,794,292)
                                   =============      =============      =============      =============
----------------------------------------------------------------------------------------------------------


                                                      N A T I O N W I D E   4 9

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                       APRIL 30, 2000

  (g)    CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                 ----------------------------------  ------------------------------------
                                                 FUND                                 BOND
                                 ----------------------------------  ------------------------------------
                                 SIX MONTHS ENDED                     SIX MONTHS ENDED
                                   APRIL 30, 2000        YEAR ENDED     APRIL 30, 2000         YEAR ENDED
 CAPITAL TRANSACTIONS:                (UNAUDITED)  OCTOBER 31, 1999        (UNAUDITED)   OCTOBER 31, 1999
---------------------------------------------------------------------------------------------------------
CLASS A SHARES:
   Proceeds from shares issued     $  13,528,610      $  41,367,193      $   1,208,539      $   2,757,274
   Dividends reinvested                3,748,350            506,123             94,900            133,426
   Cost of shares redeemed           (10,055,472)        (9,499,936)        (1,169,972)          (872,890)
                                   -------------      -------------      -------------      -------------
      Change in net assets         $   7,221,488      $  32,373,380      $     133,467      $   2,017,810
                                   =============      =============      =============      =============

CLASS B SHARES:
   Proceeds from shares issued     $   8,437,357      $  33,425,626      $     263,161      $   1,522,212
   Dividends reinvested                2,901,009            259,935             46,364             64,331
   Cost of shares redeemed            (6,054,263         (3,489,957)          (167,038)          (315,102)
                                   -------------      -------------      -------------      -------------
      Change in net assets         $   5,284,103      $  30,195,604      $     142,487      $   1,271,441
                                   =============      =============      =============      =============

---------------------------------------------------------------------------------------------------------
                                 SIX MONTHS ENDED                     SIX MONTHS ENDED
                                   APRIL 30, 2000        YEAR ENDED     APRIL 30, 2000         YEAR ENDED
                                      (UNAUDITED)  OCTOBER 31, 1999        (UNAUDITED)   OCTOBER 31, 1999
---------------------------------------------------------------------------------------------------------

CLASS D SHARES:
   Proceeds from shares issued     $  52,459,280      $ 348,376,075      $   7,698,439      $  27,406,883
   Dividends reinvested              152,298,427         51,361,279          3,293,138          6,612,729
   Cost of shares redeemed          (323,480,904)      (302,247,342)       (19,917,588)       (34,025,965)
                                   -------------      -------------      -------------      -------------
      Change in net assets         $(118,723,197)     $  97,490,012      $  (8,926,011)     $      (6,353)
                                   =============      =============      =============      =============

---------------------------------------------------------------------------------------------------------
                                 SIX MONTHS ENDED                     SIX MONTHS ENDED
                                   APRIL 30, 2000        YEAR ENDED     APRIL 30, 2000         YEAR ENDED
 SHARE TRANSACTIONS:                  (UNAUDITED)  OCTOBER 31, 1999        (UNAUDITED)   OCTOBER 31, 1999
---------------------------------------------------------------------------------------------------------

CLASS A SHARES:
   Issued                                445,016          1,282,068            135,017            290,848
   Reinvested                            127,165             16,287             10,710             14,327
   Redeemed                             (340,417)          (292,316)          (131,883)           (94,109)
                                   -------------      -------------      -------------      -------------
      Change in shares                   231,764          1,006,039             13,844            211,066
                                   =============      =============      =============      =============

CLASS B SHARES:
   Issued                                281,862          1,039,876             29,476            159,806
   Reinvested                             99,320              8,445              5,290              6,912
   Redeemed                             (206,806)          (108,903)           (18,726)           (33,885)
                                   -------------      -------------      -------------      -------------
      Change in shares                   174,376            939,418             16,040            132,833
                                   =============      =============      =============      =============

---------------------------------------------------------------------------------------------------------
                                 SIX MONTHS ENDED                     SIX MONTHS ENDED
                                   APRIL 30, 2000        YEAR ENDED     APRIL 30, 2000         YEAR ENDED
                                      (UNAUDITED)  OCTOBER 31, 1999        (UNAUDITED)   OCTOBER 31, 1999
---------------------------------------------------------------------------------------------------------

CLASS D SHARES:
   Issued                              1,752,771         10,884,336            863,764          2,875,713
   Reinvested                          5,195,105          1,652,268            371,019            704,599
   Redeemed                          (10,950,600)        (9,935,878)        (2,234,947)        (3,591,494)
                                   -------------      -------------      -------------      -------------
      Change in shares                (4,002,724)         3,176,726         (1,000,164)           (11,182)
                                   =============      =============      =============      =============
---------------------------------------------------------------------------------------------------------



5 0    N A T I O N W I D E

                                                          [PICTURE OF SMALL AREA
NOTES TO FINANCIAL STATEMENTS                             ON U.S. CURRENCY]
--------------------------------------------------------------------------------
                       APRIL 30, 2000

  (g)    CAPITAL SHARE TRANSACTIONS (CONTINUED)


                               --------------------------------- -------------------------------- ----------------------------------
                                         TAX-FREE INCOME            LONG-TERM U.S. GOV'T. BOND       INTERMEDIATE U.S. GOV'T. BOND
                               --------------------------------- -------------------------------- ----------------------------------
                               SIX MONTHS ENDED                  SIX MONTHS ENDED                 SIX MONTHS ENDED
                                 APRIL 30, 2000       YEAR ENDED   APRIL 30, 2000      YEAR ENDED   APRIL 30, 2000       YEAR ENDED
 CAPITAL TRANSACTIONS:              (UNAUDITED) OCTOBER 31, 1999      (UNAUDITED) OCTOBER 31, 1999     (UNAUDITED) OCTOBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES:
   Proceeds from shares issued     $    283,300    $  2,259,772    $  1,812,695      $  2,383,010    $ 13,877,347    $ 57,314,409
   Dividends reinvested                  38,489          42,319          86,634            54,419       1,572,668         478,395
   Cost of shares redeemed             (418,311)       (359,948)       (572,617)         (509,694)    (10,908,244)     (8,379,780)
                                   ------------    ------------    ------------      ------------    ------------    ------------
      Change in net assets         $    (96,522)   $  1,942,143    $  1,326,712      $  1,927,735    $  4,541,771    $ 49,413,024
                                   ============    ============    ============      ============    ============    ============

CLASS B SHARES:
   Proceeds from shares issued     $    839,901    $  3,170,437    $    157,749      $  1,806,997    $    116,578    $    962,615
   Dividends reinvested                  62,217          93,504          63,632            51,218          24,189          28,887
   Cost of shares redeemed             (607,081)       (710,390)       (343,604)         (239,829)       (135,870)        (94,251)
                                   ------------    ------------    ------------      ------------    ------------    ------------
      Change in net assets         $    295,037    $  2,553,551    $   (122,223)     $  1,618,386    $      4,897    $    897,251
                                   ============    ============    ============      ============    ============    ============

------------------------------------------------------------------------------------------------------------------------------------
                               SIX MONTHS ENDED                  SIX MONTHS ENDED                 SIX MONTHS ENDED
                                 APRIL 30, 2000       YEAR ENDED   APRIL 30, 2000      YEAR ENDED   APRIL 30, 2000       YEAR ENDED
                                    (UNAUDITED) OCTOBER 31, 1999      (UNAUDITED) OCTOBER 31, 1999     (UNAUDITED) OCTOBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------------

CLASS D SHARES:
   Proceeds from shares issued     $  4,207,840    $ 12,209,548    $    227,404      $  2,852,827    $  7,090,914    $ 27,360,328
   Dividends reinvested               4,082,013       9,529,591         882,727         1,116,872       1,336,489       2,493,163
   Cost of shares redeemed          (23,777,377)    (38,410,675)     (4,160,956)       (9,775,714)     (9,458,180)    (24,992,264)
                                   ------------    ------------    ------------      ------------    ------------    ------------
      Change in net assets         $(15,487,524)   $(16,671,536)   $  3,050,825)     $ (5,806,015)   $ (1,030,777)   $  4,861,227
                                   ============    ============    ============      ============    ============    ============


------------------------------------------------------------------------------------------------------------------------------------
                               SIX MONTHS ENDED                  SIX MONTHS ENDED                 SIX MONTHS ENDED
                                 APRIL 30, 2000       YEAR ENDED   APRIL 30, 2000      YEAR ENDED   APRIL 30, 2000       YEAR ENDED
 SHARE TRANSACTIONS:                (UNAUDITED) OCTOBER 31, 1999      (UNAUDITED) OCTOBER 31, 1999     (UNAUDITED) OCTOBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES:
   Issued                                28,909         217,949         169,588           211,133       1,422,498       5,785,682
   Reinvested                             3,921           4,141           8,149             4,914         161,285          48,259
   Redeemed                             (42,789)        (34,114)        (53,663)          (45,519)     (1,118,585)       (848,159)
                                   ------------    ------------    ------------      ------------    ------------    ------------
      Change in shares                   (9,959)        186,976         124,074           170,528         465,198       4,985,782
                                   ============    ============    ============      ============    ============    ============

CLASS B SHARES:
   Issued                                85,835         303,984          14,719           159,735          11,954          94,595
   Reinvested                             6,376           9,084           5,988             4,626           2,481           2,866
   Redeemed                             (62,528)        (68,657)        (32,454)          (21,791)        (13,784)         (9,464)
                                   ------------    ------------    ------------      ------------    ------------    ------------
      Change in shares                   29,683         244,411         (11,747)          142,570             651          87,997
                                   ============    ============    ============      ============    ============    ============


------------------------------------------------------------------------------------------------------------------------------------
                               SIX MONTHS ENDED                  SIX MONTHS ENDED                 SIX MONTHS ENDED
                                 APRIL 30, 2000       YEAR ENDED   APRIL 30, 2000      YEAR ENDED   APRIL 30, 2000       YEAR ENDED
                                    (UNAUDITED) OCTOBER 31, 1999      (UNAUDITED) OCTOBER 31, 1999     (UNAUDITED) OCTOBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES:
   Issued                               431,730       1,171,056          21,421           249,512         724,012       2,652,093
   Reinvested                           418,685         919,229          83,002            99,457         137,074         245,086
   Redeemed                          (2,438,489)     (3,701,925)       (391,150)         (875,642)       (969,838)     (2,424,788)
                                   ------------    ------------    ------------      ------------    ------------    ------------
      Change in shares               (1,588,074)     (1,611,640)       (286,727)         (526,673)       (108,752)        472,391
                                   ============    ============    ============      ============    ============    ============

                                                      N A T I O N W I D E    5 1

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                       APRIL 30, 2000

  (g)    CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                     ----------------------------------------
                                                                                   MONEY MARKET
                                                                     ----------------------------------------
                                                                       SIX MONTHS ENDED           YEAR ENDED
                                                                         APRIL 30, 2000          OCTOBER 31,
 CAPITAL TRANSACTIONS:                                                      (UNAUDITED)             1999 (a)
-------------------------------------------------------------------------------------------------------------
PRIME SHARES:
  Proceeds from shares issued                                          $   827,512,649      $ 1,424,550,062
  Dividends reinvested                                                      33,286,419           51,257,113
  Cost of shares redeemed                                                 (983,626,137)      (1,179,153,929)
                                                                       ---------------      ---------------
     Change in net assets                                              $  (122,827,069)     $   296,653,246
                                                                       ===============      ===============

-------------------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS ENDED          PERIOD FROM
                                                                        APRIL 30, 2000   JANUARY 4, 1999 TO
                                                                           (UNAUDITED)  OCTOBER 31, 1999 (a)
-------------------------------------------------------------------------------------------------------------
SERVICE CLASS:
  Proceeds from shares issued                                          $   362,026,210      $    33,525,592
  Dividends reinvested                                                       2,492,182              182,819
  Cost of shares redeemed                                                 (236,214,749)         (11,413,801)
                                                                       ---------------      ---------------
     Change in net assets                                              $   128,303,643      $    22,294,610
                                                                       ===============      ===============

-------------------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS ENDED            YEAR ENDED
                                                                        APRIL 30, 2000           OCTOBER 31,
SHARE TRANSACTIONS:                                                        (UNAUDITED)              1999 (a)
-------------------------------------------------------------------------------------------------------------
PRIME SHARES:
  Issued                                                                   827,512,649        1,424,571,246
  Reinvested                                                                33,286,419           51,257,113
  Redeemed                                                                (983,626,137)      (1,179,153,929)
                                                                       ---------------      ---------------
     Change in shares                                                     (122,827,069)         296,674,430
                                                                       ===============      ===============

-------------------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS ENDED           PERIOD FROM
                                                                        APRIL 30, 2000    JANUARY 4, 1999 TO
                                                                           (UNAUDITED)  OCTOBER 31, 1999 (a)
-------------------------------------------------------------------------------------------------------------
SERVICE CLASS:
  Issued                                                                   362,026,210           33,525,592
  Reinvested                                                                 2,492,182              182,819
  Redeemed                                                                (236,214,749)         (11,413,801)
                                                                       ---------------      ---------------
     Change in shares                                                      128,303,643           22,294,610
                                                                       ===============      ===============
-------------------------------------------------------------------------------------------------------------

(a) ON JANUARY 4, 1999, THE SERVICE CLASS (FORMALLY KNOWN AS CLASS R SHARES) WERE FIRST OFFERED TO THE PUBLIC AND THE EXISTING SHARES OF THE MONEY MARKET FUND WERE RENAMED PRIME SHARES.


5 2    N A T I O N W I D E

                                                          [PICTURE OF SMALL AREA
NOTES TO FINANCIAL STATEMENTS                             ON U.S. CURRENCY]
--------------------------------------------------------------------------------
(UNAUDITED)       APRIL 30, 2000

2.   TRANSACTIONS WITH AFFILIATES

Under the terms of the Investment Advisory Agreement, Villanova Mutual Fund Capital Trust ("VMF") manages the investment of the assets and supervises the daily business affairs of the Funds. VMF also manages the Fund's investments and have the responsibility for making all investment decisions for the Funds. Under the terms of the investment advisory agreement, each Fund pays VMF a management fee, based on the Fund's average daily net assets. Additional information regarding investment advisory fees paid or payable to VMF is as follows for the six month period ended April 30, 2000:

                                           ADVISORY FEES                                     ADVISORY FEE
       FUND                                    PAID                                            SCHEDULE
-----------------------------------------------------------------------------------------------------------------------
       Mid Cap Growth                      $    46,318                Up to $250 million                      0.60%
       Growth                                2,959,841                On the next $750 million                0.575%
       Fund                                  6,470,766                On the next $1 billion                  0.55%
                                                                      On the next $3 billion                  0.525%
                                                                      On $5 billion and more                  0.50%
-----------------------------------------------------------------------------------------------------------------------
       Bond                                    307,686                Up to $250 million                      0.50%
       Tax-Free Income                         556,914                On the next $750 million                0.475%
       Long-Term U.S. Gov't                     85,171                On the next $1 billion                  0.45%
       Intermediate U.S. Gov't                 259,123                On the next $3 billion                  0.425%
                                                                      On $5 billion and more                  0.40%
-----------------------------------------------------------------------------------------------------------------------
       Money Market                          2,789,123                Up to $1 billion;                       0.40%
                                                                      On the next $1 billion                  0.38%
                                                                      On the next $3 billion                  0.36%
                                                                      On $5 billion and more                  0.34%

      VMF has voluntarily agreed to waive advisory fees, and if necessary, reimburse expenses (except for Rule 12b-1 and Administrative Service Fees) of certain Funds in order to limit annual Fund operating expenses at or below stated expense caps. The following table illustrates the expense caps for each class of share for the six month period ended April 30, 2000:

                                                           EXPENSE CAPS
                                          CLASS A            CLASS B            CLASS D              SERVICE
                                          SHARES              SHARES             SHARES               CLASS
-------------------------------------------------------------------------------------------------------------

       Mid Cap Growth                     1.25%               2.00%               1.00%                  -
       Long-Term U.S. Gov't               1.04%               1.64%               0.79%                  -
       Intermediate U.S. Gov't            0.99%               1.64%               0.79%                  -
       Money Market                          -                   -                   -                0.75%

      During the six month period ended April 30, 2000, VMF reduced expenses for such Funds as follows:

                                                                           OTHER            TOTAL FEES
                                 TOTAL FUND             FEES                FEES              WAIVED/             NET FUND
                                  EXPENSES             WAIVED            REIMBURSED         REIMBURSED            EXPENSES
---------------------------------------------------------------------------------------------------------------------------
 Mid Cap Growth                 $   102,271           $ 16,459             $   -             $ 16,459           $    85,812
 Long-Term U.S. Gov't               162,972             17,818                 -               17,818               145,154
 Intermediate U.S. Gov't            482,566              3,668                 -                3,668               478,898
 Money Market                     4,688,064             14,956                 -               14,956             4,673,108


                                                     N A T I O N W I D E   5 3

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(UNAUDITED)       APRIL 30, 2000

     Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, NAS, the Funds' Distributor, is compensated by the Funds for expenses associated with the distribution of shares of the Funds. These fees, based on average daily net assets of the respective classes, are not to exceed an annual rate of 0.25% for Class A, and Service Class shares, 1.00% and 0.85% for the Class B shares of the Stock and Bond Funds (respectively), and 0.15% for the Service Class of the Money Market Fund. Additional information regarding distribution fees paid or payable to NAS is as follows for the six month period ended April 30, 2000:

                                                 CLASS A              CLASS B              SERVICE
                                                  SHARES               SHARES               CLASS
----------------------------------------------------------------------------------------------------
       Mid Cap Growth                            $  2,230             $  6,562            $      -
       Growth                                      11,250               36,237                   -
       Fund                                        69,669              224,642                   -
       Bond                                         4,131                7,127                   -
       Tax-Free Income                              2,876               16,043                   -
       Long-Term U.S. Gov't                         2,826                7,697                   -
       Intermediate U.S. Gov't                     64,660                4,742                   -
       Money Market                                     -                  -                11,423

      Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA") receives fees from the Funds for providing various adminis-trative and accounting services. These fees are calculated daily based on each Fund's average daily net assets and paid monthly. Additional infor-mation regarding fund administration fees paid or payable to VSA is as follows for the six month period ended April 30, 2000:

                                               FUND                                        FUND
                                          ADMINISTRATION                              ADMINISTRATION
                                               FEES                                    FEE SCHEDULE
---------------------------------------------------------------------------------------------------------------------
       Mid Cap Growth                     $     5,404
       Growth                                 278,175
       Fund                                   536,865                  Up to $250 million                      0.07%
       Bond                                    43,076                  On the next $750 million                0.05%
       Tax-Free Income                         77,967                  On $1 billion and more                  0.04%
       Long-Term U.S. Gov't                    11,924
       Intermediate U.S. Gov't                 36,278
       Money Market                           357,774

      Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Funds. For these services, NISI receives fees at an annual rate of $16 per Stock Fund account, $18 per Bond Fund account, $27 per Money Market Fund Prime Share account and 0.01% of the average daily net assets of the Money Market Service Class shares.

      VSA has entered into agreements with BISYS Fund Services Ohio, Inc., to provide sub-administration and sub-transfer agent services to the Funds.

      Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers and financial institutions, which agree to provide administrative support services. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquires regarding the Fund, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class A and D shares of the Stock and Bond Funds and Prime and Service Class shares of the Money Market Fund.


5 4    N A T I O N W I D E

                                                          [PICTURE OF SMALL AREA
NOTES TO FINANCIAL STATEMENTS                             ON U.S. CURRENCY]
--------------------------------------------------------------------------------
(UNAUDITED)       APRIL 30, 2000

     Pursuant to a Distributor Agreement, NAS serves as principal underwriter of the Funds in the continuous distribution of their Class A and Class D shares and receives commissions in the form of a front-end sales charge. Such fees are deducted from and are not included in proceeds from sales of Class A and D shares of the Stock and Bond Funds. From such fees, NAS pays sales commissions, salaries, and other expenses in connection with generating new sales of shares of the Funds. For the six month period ended April 30, 2000, the commissions were collected as follows:

                                                      CLASS A              CLASS D
                                                       SHARES               SHARES
-------------------------------------------------------------------------------------
       Mid Cap Growth                                 $ 25,154            $   11,683
       Growth                                          100,699               233,910
       Fund                                            376,151               359,106
       Bond                                             20,930                18,132
       Tax-Free Income                                   6,871                37,608
       Long-Term U.S. Gov't                              4,852                 1,883
       Intermediate U.S. Gov't                           6,516                 6,160

      NAS also receives fees for services as principal underwriter for Class B shares of the Funds. Such fees are contingent deferred sales charges (CDSCs) ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of an account to fall below the total purchase payments made during the past five years. CDSCs collected on for the six month period ended April 30, 2000, on redemptions of Class B Shares were as follows:

                                                                          CLASS B
                                                                          SHARES
----------------------------------------------------------------------------------
       Mid Cap Growth                                                    $ 22,534
       Growth                                                              90,755
       Fund                                                               319,982
       Bond                                                                 9,527
       Tax-Free Income                                                     34,563
       Long-Term U.S. Gov't                                                 6,525
       Intermediate U.S. Gov't                                              3,561

                                                      N A T I O N W I D E   5 5

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(UNAUDITED)       APRIL 30, 2000

3. BANK LOANS

NMF currently has an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus .50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required.

4. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding U.S. Government and short-term securities) and purchases and sales of U.S. Government securities for the six month period ended April 30, 2000, are summarized as follows:

                                                         NON U.S. GOVERNMENT                         U.S. GOVERNMENT
                                                              SECURITIES                                SECURITIES
                                                  ----------------------------------        ---------------------------------
                                                    PURCHASES              SALES              PURCHASES              SALES
-----------------------------------------------------------------------------------------------------------------------------
      Mid Cap Growth                              $  33,756,169        $  27,746,230        $           -       $           -
      Growth                                        855,124,827          896,949,182                    -                   -
      Fund                                          752,372,752        1,062,995,122                    -                   -
      Bond                                           26,143,564           43,731,708           30,428,347          44,884,118
      Tax-Free Income                                12,233,454           30,520,612                    -                   -
      Long-Term U.S. Gov't                                    -                    -           18,971,570          20,864,656
      Intermediate U.S. Gov't                                 -                    -           57,538,839          59,552,021
      Money Market                                            -                    -                    -                   -

     Realized gains and losses have been computed on the first-in, first-out basis. Included in net unrealized appreciation at April 30, 2000, the following:

                                                        GROSS                GROSS              NETREALIZED
                                                     UNREALIZED           UNREALIZED           APPRECIATION
                                                    APPRECIATION        (DEPRECIATION)        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
      Mid Cap Growth                                $   4,434,837        $  (1,307,370)        $   3,127,467
      Growth                                          175,893,078          (35,673,687)          140,219,391
      Fund                                            635,658,955          (66,180,452)          569,478,503
      Bond                                                358,749           (6,466,036)           (6,107,287)
      Tax-Free Income                                   5,011,512           (6,963,525)           (1,952,013)
      Long-Term U.S. Gov't                                249,286             (240,095)                9,191
      Intermediate U.S. Gov't                             771,899           (1,982,401)           (1,210,502)
      Money Market                                              -                    -                     -

5 6   N A T I O N W I D E

--------------------------------------------------------------------------------

TRUSTEES

Dimon R. McFerson           Sue A. Doody                    Douglas F. Kridler
Chairman                    Columbus, Ohio                  Columbus, Ohio
Columbus, Ohio
                            Robert M. Duncan                Arden L. Shisler
Dr. John C. Bryant          Columbus, Ohio                  Dublin, Ohio
Cincinnati, Ohio
                            Dr. Thomas J. Kerr, IV          David C. Wetmore
Dr. C. Brent DeVore         Westerville, Ohio               Reston, Virginia
Westerville, Ohio

OFFICERS

James F. Laird, Jr. - Treasurer                      CUSTODIAN
Elizabeth A. Davin - Secretary                       The Fifth Third Bank
Alaina V. Metz - Assistant Secretary                 38 Fountain Square Plaza
Patricia J. Smith - Assistant Secretary              Cincinnati, Ohio 45263-0001
Charles S. Bath - Assistant Treasurer
Taylor E. Drake - Assistant Treasurer                LEGAL COUNSEL
Laurice A. Frysinger - Assistant Treasurer           Dietrich, Reynolds & Koogler
Edwin P. McCausland, Jr. - Assistant Treasurer       One Nationwide Plaza
Karen R. Tackett - Assistant Treasurer               Columbus, Ohio  43215-2220
Nancy A. Wiser - Assistant Treasurer
                                                     INDEPENDENT AUDITORS
                                                     KPMG Peat Marwick LLP
INVESTMENT ADVISER                                   Two Nationwide Plaza
Villanova Mutual Fund Capital Trust                  Columbus, Ohio  43215-2537
Three Nationwide Plaza
Columbus, Ohio                                       DISTRIBUTOR
43216-1492                                           Nationwide Advisory Services, Inc.
                                                     Three Nationwide Plaza
TRANSFER AGENT                                       Columbus, Ohio  43215-2220
Nationwide Investors Services, Inc.
P.O. Box 1492
Columbus, Ohio  43216-1492

--------------------------------------------------------------------------------
(+)ABOUT PERFORMANCE
The performance of the funds, as reflected on pages 2-28, includes performance of their respective predecessor funds prior to reorganization. In addition, the performance of the class A and B shares prior to such date has been restated for sales charges but not for fees applicable to class A and B. The reorganization of the funds took place on May 11, 1998. The predecessor to the Mid Cap Growth Fund was the Financial Horizons Investment Trust Growth Fund. The predecessor to the Long-Term U.S. Government Bond Fund was the Financial Horizons Investment Trust Government Bond Fund.

The Financial Horizons Municipal Bond Fund merged into the Tax-Free Income Fund.

The Financial Horizons Cash Reserve Fund merged into the Money Market Fund.

The Nationwide Investing Foundation III funds were preceded by funds of the Nationwide Investing Foundation or Nationwide Investing Foundation II.

Inception-to-date class-specific total returns can be found in the Financial Highlights, which start on page 39.


--------------------------------------------------------------------------------
This report is for the information of shareholders of the Nationwide((R)) Family of Funds. It may be used as sales literature only when preceded or accompanied by a current prospectus, which gives further details about the funds.

Nationwide(R) is a registered Federal Service mark of Nationwide Mutual Insurance Company.

        [LOGO]     NATIONWIDE(R)
                   FAMILY OF FUNDS

                   offered by Villanova Capital through Nationwide(R) Advisory Services


Three Nationwide Plaza
Columbus, OH  43215-2220

Toll-Free Telephone Assistance - General Account Service and Exchanges:
1-800-848-0920
NAS NOW - Fund Information Available 24 Hours a Day, Seven Days a Week:
1-800-637-0012
Internet Site - www.nationwidefunds.com





NATIONWIDE FAMILY OF FUNDS
THREE NATIONWIDE PLAZA
COLUMBUS, OHIO  43215-2220

APRIL 2000
SEMI-ANNUAL REPORT



HS-401-M                                         (C)2000, Villanova Capital